                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-5897

                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: Jan. 31

Date of reporting period: July 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

COLUMBIA PORTFOLIO BUILDER SERIES
(FORMERLY KNOWN AS RIVERSOURCE PORTFOLIO BUILDER SERIES)

--------------------------------------------------------------------------------


SEMIANNUAL REPORT FOR THE PERIOD ENDED JULY 31, 2010

THIS REPORT DESCRIBES SIX FUNDS, EACH OF WHICH INVESTS IN OTHER AFFILIATED FUNDS. THE OBJECTIVE OF EACH FUND IS THE HIGHEST LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE LEVEL OF RISK.

     Columbia Portfolio Builder Conservative Fund
     (formerly known as RiverSource Portfolio Builder Conservative Fund)

     Columbia Portfolio Builder Moderate Conservative Fund
     (formerly known as RiverSource Portfolio Builder Moderate Conservative
     Fund)

     Columbia Portfolio Builder Moderate Fund
     (formerly known as RiverSource Portfolio Builder Moderate Fund)

     Columbia Portfolio Builder Moderate Aggressive Fund
     (formerly known as RiverSource Portfolio Builder Moderate Aggressive Fund)

     Columbia Portfolio Builder Aggressive Fund
     (formerly known as RiverSource Portfolio Builder Aggressive Fund)

     Columbia Portfolio Builder Total Equity Fund
     (formerly known as RiverSource Portfolio Builder Total Equity Fund)

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  Columbia Portfolio Builder
    Conservative Fund .............    2
  Columbia Portfolio Builder
    Moderate Conservative Fund.....    4
  Columbia Portfolio Builder
    Moderate Fund..................    6
  Columbia Portfolio Builder
    Moderate Aggressive Fund.......    8
  Columbia Portfolio Builder
    Aggressive Fund................   10
  Columbia Portfolio Builder Total
    Equity Fund....................   12
Investment Changes.................   14
Fund Expenses Examples.............   26
Investments in Affiliated Funds....   33
Statements of Assets and
  Liabilities......................   45
Statements of Operations...........   47
Statements of Changes in Net
  Assets...........................   49
Financial Highlights...............   52
Notes to Financial Statements......   64
Approval of Investment Management
  Services Agreement...............   74
Proxy Voting.......................   76




 Note: Effective September 27, 2010, the Funds have been renamed. While this report covers the fiscal period ended July 31, 2010, which is prior to the name change, the Funds' new names have been reflected throughout.

SEE THE FUNDS' PROSPECTUS FOR RISKS ASSOCIATED WITH INVESTING IN THE FUND.


--------------------------------------------------------------------------------
                  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Portfolio Builder Conservative Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Portfolio Builder Conservative Fund (the Fund) Class A shares rose
  3.60% (excluding sales charge) for the six months ended July 31, 2010.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 4.85% for the same period.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, gained 4.23% for the six-month period.

> The Fund underperformed its Blended Index, composed of 70% Barclays Capital
  U.S. Aggregate Bond Index, 14% Russell 3000(R) Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index, which gained 4.16% for the same time frame.

> The Morgan Stanly Capital International (MSCI) EAFE Index decreased 0.28% during the same six-month period.

> The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.06% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2010)
--------------------------------------------------------------------------------

                                                                                               SINCE
                                                                                             INCEPTION
                                                   6 MONTHS*    1 YEAR   3 YEARS   5 YEARS     3/4/04
------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Conservative Fund
  Class A (excluding sales charge)                   +3.60%     +9.74%    +2.85%    +3.89%     +3.95%
------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(1)
  (unmanaged)                                        +4.85%     +8.91%    +7.63%    +5.96%     +5.29%
------------------------------------------------------------------------------------------------------
Russell 3000 Index(2) (unmanaged)                    +4.23%    +14.82%    -6.34%    +0.05%     +1.75%
------------------------------------------------------------------------------------------------------
Blended Index(3) (unmanaged)                         +4.16%     +8.95%    +4.25%    +4.77%     +4.62%
------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4) (unmanaged)                       -0.28%     +6.72%    -9.83%    +2.58%     +4.76%
------------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(5)
  (unmanaged)                                        +0.06%     +0.12%    +1.27%    +2.58%     +2.42%
------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of Columbia Portfolio Builder Conservative Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.


--------------------------------------------------------------------------------
2  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Portfolio Builder Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2010
                                                                                              SINCE
Without sales charge                               6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
Class A (inception 3/4/04)                           +3.60%    +9.74%    +2.85%    +3.89%     +3.95%
-----------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                           +3.33%    +8.92%    +2.12%    +3.14%     +3.17%
-----------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                           +3.26%    +8.91%    +2.08%    +3.11%     +3.17%
-----------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                          +3.68%    +9.80%    +3.12%    +4.10%     +4.15%
-----------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                           -1.31%    +4.52%    +1.20%    +2.89%     +3.16%
-----------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                           -1.67%    +3.92%    +1.20%    +2.79%     +3.17%
-----------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                           +2.25%    +7.90%    +2.08%    +3.11%     +3.17%
-----------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
                  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Portfolio Builder Moderate Conservative Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Portfolio Builder Moderate Conservative Fund (the Fund) Class A shares gained 4.25% (excluding sales charge) for the six months ended July 31, 2010.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 4.85% for the same period.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, gained 4.23% for the six-month period.

> The Fund slightly outperformed its Blended Index, composed of 60% Barclays
  Capital U.S. Aggregate Bond Index, 25% Russell 3000(R) Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, which increased 4.22% for the same time frame.

> The Morgan Stanly Capital International (MSCI) EAFE Index decreased 0.28% during the same six-month period.

> The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.06% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2010)
--------------------------------------------------------------------------------


                                                                                               SINCE
                                                                                             INCEPTION
                                                   6 MONTHS*    1 YEAR   3 YEARS   5 YEARS     3/4/04
------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Conservative
  Fund
  Class A (excluding sales charge)                   +4.25%    +11.49%    +1.54%    +3.83%     +4.22%
------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(1)
  (unmanaged)                                        +4.85%     +8.91%    +7.63%    +5.96%     +5.29%
------------------------------------------------------------------------------------------------------
Russell 3000 Index(2) (unmanaged)                    +4.23%    +14.82%    -6.34%    +0.05%     +1.75%
------------------------------------------------------------------------------------------------------
Blended Index(3) (unmanaged)                         +4.22%    +10.09%    +2.43%    +4.23%     +4.41%
------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4) (unmanaged)                       -0.28%     +6.72%    -9.83%    +2.58%     +4.76%
------------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(5)
  (unmanaged)                                        +0.06%     +0.12%    +1.27%    +2.58%     +2.42%
------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of Columbia Portfolio Builder Moderate Conservative Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.


--------------------------------------------------------------------------------
4  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2010
                                                                                               SINCE
Without sales charge                               6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   INCEPTION
Class A (inception 3/4/04)                           +4.25%    +11.49%    +1.54%    +3.83%     +4.22%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                           +3.76%    +10.67%    +0.77%    +3.05%     +3.43%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                           +3.79%    +10.63%    +0.78%    +3.03%     +3.43%
------------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                          +4.21%    +11.64%    +1.77%    +4.03%     +4.42%
------------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                           -0.70%     +6.19%    -0.09%    +2.83%     +3.43%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                           -1.24%     +5.67%    -0.12%    +2.72%     +3.43%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                           +2.79%     +9.63%    +0.78%    +3.03%     +3.43%
------------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
                  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Portfolio Builder Moderate Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Portfolio Builder Moderate Fund (the Fund) Class A shares rose 4.62%
  (excluding sales charge) for the six months ended July 31, 2010.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 4.85% for the same period.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, gained 4.23% for the six-month period.

> The Fund outperformed its Blended Index, composed of 50% Barclays Capital U.S.
  Aggregate Bond Index, 35% Russell 3000(R) Index and 15% MSCI EAFE Index, which gained 4.18% for the same time frame.

> The Morgan Stanly Capital International (MSCI) EAFE Index decreased 0.28% during the same six-month period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2010)
--------------------------------------------------------------------------------


                                                                                              SINCE
                                                                                            INCEPTION
                                                      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS    3/4/04
-----------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Fund
  Class A (excluding sales charge)                      +4.62%   +12.97%   -0.05%   +3.48%    +4.27%
-----------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(1)
  (unmanaged)                                           +4.85%    +8.91%   +7.63%   +5.96%    +5.29%
-----------------------------------------------------------------------------------------------------
Russell 3000 Index(2) (unmanaged)                       +4.23%   +14.82%   -6.34%   +0.05%    +1.75%
-----------------------------------------------------------------------------------------------------
Blended Index(3) (unmanaged)                            +4.18%   +11.08%   +0.51%   +3.60%    +4.13%
-----------------------------------------------------------------------------------------------------
MSCI EAFE Index(4) (unmanaged)                          -0.28%    +6.72%   -9.83%   +2.58%    +4.76%
-----------------------------------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of Columbia Portfolio Builder Moderate Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index and the MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.


--------------------------------------------------------------------------------
6  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2010
                                                                                               SINCE
Without sales charge                                   6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception 3/4/04)                               +4.62%   +12.97%   -0.05%   +3.48%    +4.27%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                               +4.25%   +12.19%   -0.81%   +2.69%    +3.47%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                               +4.27%   +12.13%   -0.80%   +2.72%    +3.49%
------------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                              +4.68%   +13.11%   +0.25%   +3.72%    +4.51%
------------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                               -1.40%    +6.47%   -2.00%   +2.26%    +3.31%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                               -0.75%    +7.19%   -1.67%   +2.36%    +3.47%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                               +3.27%   +11.13%   -0.80%   +2.72%    +3.49%
------------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
                  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Portfolio Builder Moderate Aggressive Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Portfolio Builder Moderate Aggressive Fund (the Fund) Class A shares increased 4.55% (excluding sales charge) for the six months ended July 31, 2010.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, gained 4.23% for the six-month period.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 4.85% for the same period.

> The Fund outperformed its Blended Index, composed of 35% Barclays Capital U.S.
  Aggregate Bond Index, 46% Russell 3000(R) Index and 19% MSCI EAFE Index, which gained 3.89% for the same time frame.

> The Morgan Stanly Capital International (MSCI) EAFE Index decreased 0.28% during the same six-month period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2010)
--------------------------------------------------------------------------------

                                                                                              SINCE
                                                                                            INCEPTION
                                                      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS    3/4/04
-----------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Aggressive Fund
  Class A (excluding sales charge)                      +4.55%   +13.44%   -2.43%   +2.56%    +3.64%
-----------------------------------------------------------------------------------------------------
Russell 3000 Index(1) (unmanaged)                       +4.23%   +14.82%   -6.34%   +0.05%    +1.75%
-----------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(2)
  (unmanaged)                                           +4.85%    +8.91%   +7.63%   +5.96%    +5.29%
-----------------------------------------------------------------------------------------------------
Blended Index(3) (unmanaged)                            +3.89%   +11.61%   -1.75%   +2.75%    +3.66%
-----------------------------------------------------------------------------------------------------
MSCI EAFE Index(4) (unmanaged)                          -0.28%    +6.72%   -9.83%   +2.58%    +4.76%
-----------------------------------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of Columbia Portfolio Builder Moderate Aggressive Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.


--------------------------------------------------------------------------------
8  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2010
                                                                                               SINCE
Without sales charge                                   6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception 3/4/04)                               +4.55%   +13.44%   -2.43%   +2.56%    +3.64%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                               +4.07%   +12.53%   -3.19%   +1.77%    +2.85%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                               +4.21%   +12.61%   -3.15%   +1.79%    +2.86%
------------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                              +4.61%   +13.57%   -2.16%   +2.79%    +3.88%
------------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                               -1.46%    +6.92%   -4.33%   +1.35%    +2.69%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                               -0.93%    +7.53%   -4.02%   +1.45%    +2.85%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                               +3.21%   +11.61%   -3.15%   +1.79%    +2.86%
------------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
                  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Portfolio Builder Aggressive Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Portfolio Builder Aggressive Fund (the Fund) Class A shares rose
  4.41% (excluding sales charge) for the six months ended July 31, 2010.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, gained 4.23% for the six-month period.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 4.85% for the same period.

> The Fund outperformed its Blended Index, composed of 20% Barclays Capital U.S.
  Aggregate Bond Index, 56% Russell 3000(R) Index and 24% MSCI EAFE Index, which gained 3.50% for the same time frame.

> The Morgan Stanly Capital International (MSCI) EAFE Index decreased 0.28% during the same six-month period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2010)
--------------------------------------------------------------------------------


                                                                                              SINCE
                                                                                            INCEPTION
                                                      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS    3/4/04
-----------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Aggressive Fund
  Class A (excluding sales charge)                      +4.41%   +14.00%   -4.88%   +1.58%    +3.00%
-----------------------------------------------------------------------------------------------------
Russell 3000 Index(1) (unmanaged)                       +4.23%   +14.82%   -6.34%   +0.05%    +1.75%
-----------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(2)
  (unmanaged)                                           +4.85%    +8.91%   +7.63%   +5.96%    +5.29%
-----------------------------------------------------------------------------------------------------
Blended Index(3) (unmanaged)                            +3.50%   +12.00%   -4.10%   +1.81%    +3.11%
-----------------------------------------------------------------------------------------------------
MSCI EAFE Index(4) (unmanaged)                          -0.28%    +6.72%   -9.83%   +2.58%    +4.76%
-----------------------------------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of Columbia Portfolio Builder Aggressive Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.


--------------------------------------------------------------------------------
10  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Portfolio Builder Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2010
                                                                                               SINCE
Without sales charge                                   6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception 3/4/04)                               +4.41%   +14.00%   -4.88%   +1.58%    +3.00%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                               +4.08%   +13.13%   -5.60%   +0.80%    +2.21%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                               +4.12%   +13.16%   -5.59%   +0.82%    +2.20%
------------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                              +4.52%   +14.09%   -4.62%   +1.82%    +3.22%
------------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                               -1.60%    +7.44%   -6.74%   +0.38%    +2.05%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                               -0.92%    +8.13%   -6.41%   +0.48%    +2.21%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                               +3.12%   +12.16%   -5.59%   +0.82%    +2.20%
------------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Columbia Portfolio Builder Total Equity Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Portfolio Builder Total Equity Fund (the Fund) Class A shares gained
  4.39% (excluding sales charge) for the six months ended July 31, 2010.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, rose 4.23% for the same period.

> The Fund outperformed its Blended Index, composed of 70% Russell 3000(R) Index and 30% MSCI EAFE Index, which rose 2.94% for the period.

> The Morgan Stanly Capital International (MSCI) EAFE Index decreased 0.28% during the same six-month period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2010)
--------------------------------------------------------------------------------


                                                                                              SINCE
                                                                                            INCEPTION
                                                      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS    3/4/04
-----------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Total Equity Fund
  Class A (excluding sales charge)                      +4.39%   +14.62%   -7.44%   +0.49%    +2.28%
-----------------------------------------------------------------------------------------------------
Russell 3000 Index(1) (unmanaged)                       +4.23%   +14.82%   -6.34%   +0.05%    +1.75%
-----------------------------------------------------------------------------------------------------
Blended Index(2) (unmanaged)                            +2.94%   +12.44%   -7.30%   +0.47%    +2.28%
-----------------------------------------------------------------------------------------------------
MSCI EAFE Index(3) (unmanaged)                          -0.28%    +6.72%   -9.83%   +2.58%    +4.76%
-----------------------------------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of Columbia Portfolio Builder Total Equity Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Russell 3000 Index and the MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.


--------------------------------------------------------------------------------
12  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Columbia Portfolio Builder Total Equity Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2010
                                                                                               SINCE
Without sales charge                                   6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception 3/4/04)                               +4.39%   +14.62%   -7.44%   +0.49%    +2.28%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                               +4.04%   +13.62%   -8.15%   -0.28%    +1.49%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                               +4.08%   +13.83%   -8.12%   -0.26%    +1.51%
------------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                              +4.37%   +14.73%   -7.14%   +0.75%    +2.51%
------------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                               -1.61%    +8.03%   -9.24%   -0.69%    +1.34%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                               -0.96%    +8.62%   -8.93%   -0.59%    +1.49%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                               +3.08%   +12.83%   -8.12%   -0.26%    +1.51%
------------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  13

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA PORTFOLIO BUILDER CONSERVATIVE FUND

Fund holdings at July 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Diversified Equity Income Fund                1.8%                  1.7%
--------------------------------------------------------------------------------------
Columbia Dividend Opportunity Fund                     1.0%                  0.9%
--------------------------------------------------------------------------------------
Columbia Equity Value Fund                             0.2%                  0.1%
--------------------------------------------------------------------------------------
Columbia Frontier Fund                                 0.4%                   --%
--------------------------------------------------------------------------------------
Columbia Global Equity Fund                            0.3%                  0.3%
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                  1.7%                  1.6%
--------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund                1.6%                  1.4%
--------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity Fund               1.5%                  0.7%
--------------------------------------------------------------------------------------
Columbia Mid Cap Value Opportunity Fund                1.0%                  0.4%
--------------------------------------------------------------------------------------
Columbia Multi-Advisor International Value
  Fund                                                 1.7%                  1.8%
--------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value Fund            0.4%                  0.4%
--------------------------------------------------------------------------------------
Columbia Recovery and Infrastructure Fund              1.0%                  0.9%
--------------------------------------------------------------------------------------
Columbia Select Large-Cap Value Fund                   0.5%                  0.4%
--------------------------------------------------------------------------------------
Columbia Seligman Communications &
  Information Fund                                     0.5%                  0.3%
--------------------------------------------------------------------------------------
Columbia Seligman Global Technology Fund               0.2%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 0.6%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund             --%                  0.8%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            1.6%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          1.8%                  1.9%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.3%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                  --%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund              --%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           2.6%                  1.9%
--------------------------------------------------------------------------------------
Seligman Growth Fund                                   2.1%                  2.0%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            1.1%                  1.2%
======================================================================================
                                                      23.9%                 22.2%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        24.3%                 23.4%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              7.6%                  7.6%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           6.8%                  7.8%
--------------------------------------------------------------------------------------
Columbia Limited Duration Credit Fund                 19.0%                 20.4%
--------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage Fund                 2.2%                   --%
--------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                11.3%                 13.6%
======================================================================================
                                                      71.2%                 72.8%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             4.9%                  5.0%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
14  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2010; % of portfolio assets)



Equity Funds(1)                                        23.9%
-----------------------------------------------------------------
Fixed Income Funds(2)                                  71.2%
-----------------------------------------------------------------
Cash Equivalents(3)                                     4.9%
-----------------------------------------------------------------


(1) Includes U.S. Large Cap 11.0%, International 6.0%, U.S. Mid Cap 2.5%, Real Estate 2.6%, Dividend Income 1.0% and U.S. Small Cap 0.8%.
(2) Includes Investment Grade 56.8%, Global Bond 7.6% and Inflation Protected Securities 6.8%.
(3) Comprised entirely of an investment in the Columbia Money Market Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2010; % of portfolio assets)




Columbia Diversified Bond Fund                        24.3%
----------------------------------------------------------------
Columbia Limited Duration Credit Fund                 19.0%
----------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                11.3%
----------------------------------------------------------------
Columbia Global Bond Fund                              7.6%
----------------------------------------------------------------
Columbia Inflation Protected Securities Fund           6.8%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  15

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

Fund holdings at July 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Diversified Equity Income Fund                3.1%                  3.0%
--------------------------------------------------------------------------------------
Columbia Dividend Opportunity Fund                     1.6%                  1.5%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Opportunity Fund             1.2%                  1.0%
--------------------------------------------------------------------------------------
Columbia Equity Value Fund                             0.3%                  0.2%
--------------------------------------------------------------------------------------
Columbia Frontier Fund                                 0.7%                   --%
--------------------------------------------------------------------------------------
Columbia Global Equity Fund                            0.5%                  0.6%
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                  2.9%                  2.6%
--------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund                2.6%                  2.5%
--------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity Fund               2.5%                  1.2%
--------------------------------------------------------------------------------------
Columbia Mid Cap Value Opportunity Fund                1.6%                  0.7%
--------------------------------------------------------------------------------------
Columbia Multi-Advisor International Value
  Fund                                                 2.5%                  2.8%
--------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value Fund            0.7%                  0.7%
--------------------------------------------------------------------------------------
Columbia Recovery and Infrastructure Fund              1.6%                  1.4%
--------------------------------------------------------------------------------------
Columbia Select Large-Cap Value Fund                   0.9%                  0.7%
--------------------------------------------------------------------------------------
Columbia Seligman Communications &
  Information Fund                                     0.8%                  0.6%
--------------------------------------------------------------------------------------
Columbia Seligman Global Technology Fund               0.4%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 0.8%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund             --%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            2.6%                  2.5%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          2.7%                  2.9%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.5%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                  --%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund              --%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           2.6%                  1.9%
--------------------------------------------------------------------------------------
Seligman Growth Fund                                   3.5%                  3.4%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            1.7%                  1.8%
======================================================================================
                                                      38.3%                 36.6%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        22.8%                 27.9%
--------------------------------------------------------------------------------------
Columbia Floating Rate Fund                            1.4%                  1.3%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              6.1%                  6.2%
--------------------------------------------------------------------------------------
Columbia Income Opportunities Fund                     7.6%                  4.5%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           5.5%                  6.3%
--------------------------------------------------------------------------------------
Columbia Limited Duration Credit Fund                 10.4%                 10.9%
--------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage Fund                 1.8%                   --%
--------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                 6.1%                  6.3%
======================================================================================
                                                      61.7%                 63.4%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             0.0%*                 0.0%*
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



*   Rounds to less than 0.1%.


--------------------------------------------------------------------------------
16  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2010; % of portfolio assets)



Equity Funds(1)                                        38.3%
-----------------------------------------------------------------
Fixed Income Funds(2)                                  61.7%
-----------------------------------------------------------------
Cash Equivalents(3)                                     0.0%*
-----------------------------------------------------------------


(1) Includes U.S. Large Cap 18.3%, International 10.3%, U.S. Mid Cap 4.1%, Real Estate 2.6%, Dividend Income 1.6% and U.S. Small Cap 1.4%.
(2) Includes Investment Grade 41.1%, High Yield 7.6%, Global Bond 6.1%, Inflation Protected Securities 5.5% and Floating Rate 1.4%.
(3) Comprised entirely of an investment in the Columbia Money Market Fund.
 *  Rounds to less than 0.1%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2010; % of portfolio assets)


Columbia Diversified Bond Fund                        22.8%
----------------------------------------------------------------
Columbia Limited Duration Credit Fund                 10.4%
----------------------------------------------------------------
Columbia Income Opportunities Fund                     7.6%
----------------------------------------------------------------
Columbia Global Bond Fund                              6.1%
----------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                 6.1%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  17

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA PORTFOLIO BUILDER MODERATE FUND

Fund holdings at July 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Diversified Equity Income Fund                4.4%                  4.4%
--------------------------------------------------------------------------------------
Columbia Dividend Opportunity Fund                     2.3%                  2.3%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Opportunity Fund             1.7%                  1.5%
--------------------------------------------------------------------------------------
Columbia Equity Value Fund                             0.4%                  0.4%
--------------------------------------------------------------------------------------
Columbia Frontier Fund                                 0.9%                   --%
--------------------------------------------------------------------------------------
Columbia Global Equity Fund                            0.7%                  0.9%
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                  4.1%                  3.9%
--------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund                3.7%                  3.6%
--------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity Fund               3.6%                  1.7%
--------------------------------------------------------------------------------------
Columbia Mid Cap Value Opportunity Fund                2.3%                  1.0%
--------------------------------------------------------------------------------------
Columbia Multi-Advisor International Value
  Fund                                                 3.6%                  4.1%
--------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value Fund            1.0%                  1.1%
--------------------------------------------------------------------------------------
Columbia Recovery and Infrastructure Fund              2.2%                  2.1%
--------------------------------------------------------------------------------------
Columbia Select Large-Cap Value Fund                   1.2%                  1.0%
--------------------------------------------------------------------------------------
Columbia Seligman Communications &
  Information Fund                                    1.1%                   0.8%
--------------------------------------------------------------------------------------
Columbia Seligman Global Technology Fund               0.5%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 1.2%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund             --%                  1.9%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            3.7%                  3.7%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          3.8%                  4.2%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.7%                  0.7%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                  --%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund              --%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           2.7%                  1.9%
--------------------------------------------------------------------------------------
Seligman Growth Fund                                   5.0%                  5.0%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            2.3%                  2.6%
======================================================================================
                                                      53.1%                 52.9%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        27.6%                 28.3%
--------------------------------------------------------------------------------------
Columbia Floating Rate Fund                            1.0%                  1.0%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              4.7%                  4.6%
--------------------------------------------------------------------------------------
Columbia Income Opportunities Fund                     5.8%                  6.2%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           4.2%                  4.7%
--------------------------------------------------------------------------------------
Columbia Limited Duration Credit Fund                  1.4%                  1.4%
--------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage Fund                 1.3%                   --%
--------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                 0.9%                  0.9%
======================================================================================
                                                      46.9%                 47.1%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             0.0%*                 0.0%*
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------


*   Round to less than 0.1%.


--------------------------------------------------------------------------------
18  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2010; % of portfolio assets)


Equity Funds(1)                                        53.1%
-----------------------------------------------------------------
Fixed Income Funds(2)                                  46.9%
-----------------------------------------------------------------
Cash Equivalents(3)                                     0.0%*
-----------------------------------------------------------------


(1) Includes U.S. Large Cap 25.8%, International 14.5%, U.S. Mid Cap 5.9%, Real Estate 2.7%, Dividend Income 2.3% and U.S. Small Cap 1.9%.
(2) Includes Investment Grade 31.2%, High Yield 5.8%, Global Bond 4.7%, Inflation Protected Securities 4.2% and Floating Rate 1.0%.
(3) Comprised entirely of an investment in the Columbia Money Market Fund.
 *  Rounds to less than 0.1%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2010; % of portfolio assets)


Columbia Diversified Bond Fund                        27.6%
----------------------------------------------------------------
Columbia Income Opportunities Fund                     5.8%
----------------------------------------------------------------
Seligman Growth Fund                                   5.0%
----------------------------------------------------------------
Columbia Global Bond Fund                              4.7%
----------------------------------------------------------------
Columbia Diversified Equity Income Fund                4.4%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  19

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

Fund holdings at July 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Diversified Equity Income Fund                5.7%                  5.7%
--------------------------------------------------------------------------------------
Columbia Dividend Opportunity Fund                     3.0%                  3.0%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Opportunity Fund             2.2%                  2.0%
--------------------------------------------------------------------------------------
Columbia Equity Value Fund                             0.5%                  0.5%
--------------------------------------------------------------------------------------
Columbia Frontier Fund                                 1.2%                   --%
--------------------------------------------------------------------------------------
Columbia Global Equity Fund                            0.9%                  1.1%
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                  5.3%                  5.1%
--------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund                4.8%                  4.7%
--------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity Fund               4.6%                  2.2%
--------------------------------------------------------------------------------------
Columbia Mid Cap Value Opportunity Fund                3.0%                  1.3%
--------------------------------------------------------------------------------------
Columbia Multi-Advisor International Value
  Fund                                                 4.7%                  5.4%
--------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value Fund            1.3%                  1.4%
--------------------------------------------------------------------------------------
Columbia Recovery and Infrastructure Fund              2.9%                  2.7%
--------------------------------------------------------------------------------------
Columbia Select Large-Cap Value Fund                   1.6%                  1.3%
--------------------------------------------------------------------------------------
Columbia Seligman Communications &
  Information Fund                                     1.4%                  1.1%
--------------------------------------------------------------------------------------
Columbia Seligman Global Technology Fund               0.7%                  0.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 1.5%                  1.7%
--------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real
  Estate Fund                                          0.2%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund             --%                  2.4%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            4.8%                  4.8%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          5.0%                  5.5%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.9%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                  --%                  1.7%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund              --%                  1.2%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           2.5%                  1.8%
--------------------------------------------------------------------------------------
Seligman Capital Fund                                  0.1%                  0.1%
--------------------------------------------------------------------------------------
Seligman Growth Fund                                   6.5%                  6.5%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            3.0%                  3.4%
======================================================================================
                                                      68.3%                 68.4%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                        19.1%                 18.6%
--------------------------------------------------------------------------------------
Columbia Floating Rate Fund                            0.9%                  1.0%
--------------------------------------------------------------------------------------
Columbia Global Bond Fund                              3.2%                  3.7%
--------------------------------------------------------------------------------------
Columbia Income Opportunities Fund                     3.9%                  4.2%
--------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund           2.8%                  3.2%
--------------------------------------------------------------------------------------
Columbia Limited Duration Credit Fund                  0.9%                  0.9%
--------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage Fund                 0.9%                   --%
======================================================================================
                                                      31.7%                 31.6%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             0.0%*                 0.0%*
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------


*   Rounds to less than 0.1%.


--------------------------------------------------------------------------------
20  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2010; % of portfolio assets)


Equity Funds(1)                                        68.3%
-----------------------------------------------------------------
Fixed Income Funds(2)                                  31.7%
-----------------------------------------------------------------
Cash Equivalents(3)                                     0.0%*
-----------------------------------------------------------------


(1) Includes U.S. Large Cap 33.6%, International 18.9%, U.S. Mid Cap 7.6%, Dividend Income 3.0%, Real Estate 2.7% and U.S. Small Cap 2.5%.
(2) Includes Investment Grade 20.9%, High Yield 3.9%, Global Bond 3.2%, Inflation Protected Securities 2.8% and Floating Rate 0.9%.
(3) Comprised entirely of an investment in the Columbia Money Market Fund.
 *  Rounds to less than 0.1%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2010; % of portfolio assets)


Columbia Diversified Bond Fund                        19.1%
----------------------------------------------------------------
Seligman Growth Fund                                   6.5%
----------------------------------------------------------------
Columbia Diversified Equity Income Fund                5.7%
----------------------------------------------------------------
Columbia Large Core Quantitative Fund                  5.3%
----------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          5.0%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  21

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA PORTFOLIO BUILDER AGGRESSIVE FUND

Fund holdings at July 31, 2010

                                                    % OF FUND'S           % OF FUND'S
                                                     PORTFOLIO         PORTFOLIO ASSETS
                                                       ASSETS            6 MONTHS AGO
---------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY FUNDS
---------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
---------------------------------------------------------------------------------------
Columbia Diversified Equity Income Fund                  7.0%                 7.1%
---------------------------------------------------------------------------------------
Columbia Dividend Opportunity Fund                       3.8%                 3.7%
---------------------------------------------------------------------------------------
Columbia Emerging Markets Opportunity Fund               2.7%                 2.4%
---------------------------------------------------------------------------------------
Columbia Equity Value Fund                               0.6%                 0.6%
---------------------------------------------------------------------------------------
Columbia Frontier Fund                                   1.5%                  --%
---------------------------------------------------------------------------------------
Columbia Global Equity Fund                              0.7%                 0.9%
---------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                    6.5%                 6.3%
---------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund                  5.9%                 5.8%
---------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity Fund                 4.9%                 2.4%
---------------------------------------------------------------------------------------
Columbia Mid Cap Value Opportunity Fund                  3.8%                 1.6%
---------------------------------------------------------------------------------------
Columbia Multi-Advisor International Value Fund          5.8%                 6.6%
---------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value Fund              1.3%                 1.4%
---------------------------------------------------------------------------------------
Columbia Recovery and Infrastructure Fund                3.5%                 3.3%
---------------------------------------------------------------------------------------
Columbia Select Large-Cap Value Fund                     2.0%                 1.6%
---------------------------------------------------------------------------------------
Columbia Select Smaller-Cap Value Fund                   0.3%                 0.3%
---------------------------------------------------------------------------------------
Columbia Seligman Communications & Information
  Fund                                                   1.7%                 1.3%
---------------------------------------------------------------------------------------
Columbia Seligman Global Technology Fund                 0.9%                 0.9%
---------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                   1.9%                 2.1%
---------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate Fund              0.5%                 0.5%
---------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund               --%                 2.6%
---------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund              5.9%                 5.9%
---------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                            6.2%                 6.8%
---------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                   1.2%                 1.1%
---------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                    --%                 2.1%
---------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund                --%                 1.5%
---------------------------------------------------------------------------------------
RiverSource Real Estate Fund                             2.7%                 2.0%
---------------------------------------------------------------------------------------
Seligman Capital Fund                                    0.9%                 0.8%
---------------------------------------------------------------------------------------
Seligman Growth Fund                                     8.0%                 8.0%
---------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund              3.8%                 4.2%
=======================================================================================
                                                        84.0%                83.8%
---------------------------------------------------------------------------------------

FIXED-INCOME FUNDS
---------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
---------------------------------------------------------------------------------------
Columbia Diversified Bond Fund                           9.7%                 9.5%
---------------------------------------------------------------------------------------
Columbia Floating Rate Fund                              0.4%                 0.5%
---------------------------------------------------------------------------------------
Columbia Global Bond Fund                                1.6%                 1.9%
---------------------------------------------------------------------------------------
Columbia Income Opportunities Fund                       2.0%                 2.2%
---------------------------------------------------------------------------------------
Columbia Inflation Protected Securities Fund             1.4%                 1.6%
---------------------------------------------------------------------------------------
Columbia Limited Duration Credit Fund                    0.5%                 0.5%
---------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage Fund                   0.4%                  --%
=======================================================================================
                                                        16.0%                16.2%
---------------------------------------------------------------------------------------
CASH EQUIVALENTS
---------------------------------------------------------------------------------------
Columbia Money Market Fund                               0.0%*                0.0%*
=======================================================================================
                                                       100.0%               100.0%
---------------------------------------------------------------------------------------



*   Rounds to less than 0.1%.


--------------------------------------------------------------------------------
22  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2010; % of portfolio assets)


Equity Funds(1)                                        84.0%
-----------------------------------------------------------------
Fixed Income Funds(2)                                  16.0%
-----------------------------------------------------------------
Cash Equivalents(3)                                     0.0%*
-----------------------------------------------------------------


(1) Includes U.S. Large Cap 42.0%, International 23.2%, U.S. Mid Cap 8.7%, Dividend Income 3.8%, Real Estate 3.2% and U.S. Small Cap 3.1%.
(2) Includes Investment Grade 10.6%, High Yield 2.0%, Global Bond 1.6%, Inflation Protected Securities 1.4% and Floating Rate 0.4%.
(3) Comprised entirely of an investment in the Columbia Money Market Fund.
 *  Rounds to less than 0.1%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2010; % of portfolio assets)


Columbia Diversified Bond Fund                         9.7%
----------------------------------------------------------------
Seligman Growth Fund                                   8.0%
----------------------------------------------------------------
Columbia Diversified Equity Income Fund                7.0%
----------------------------------------------------------------
Columbia Large Core Quantitative Fund                  6.5%
----------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          6.2%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  23

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

COLUMBIA PORTFOLIO BUILDER TOTAL EQUITY FUND

Fund holdings at July 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
Columbia Diversified Equity Income Fund                8.4%                  8.4%
--------------------------------------------------------------------------------------
Columbia Dividend Opportunity Fund                     4.5%                  4.4%
--------------------------------------------------------------------------------------
Columbia Emerging Markets Opportunity Fund             3.2%                  2.9%
--------------------------------------------------------------------------------------
Columbia Equity Value Fund                             0.7%                  0.7%
--------------------------------------------------------------------------------------
Columbia Frontier Fund                                 1.8%                  0.2%
--------------------------------------------------------------------------------------
Columbia Global Equity Fund                            0.6%                  0.9%
--------------------------------------------------------------------------------------
Columbia Large Core Quantitative Fund                  7.8%                  7.6%
--------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund                7.1%                  7.0%
--------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity Fund               5.3%                  2.6%
--------------------------------------------------------------------------------------
Columbia Mid Cap Value Opportunity Fund                4.5%                  1.9%
--------------------------------------------------------------------------------------
Columbia Multi-Advisor International Value
  Fund                                                 6.9%                  7.9%
--------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value Fund            0.9%                  0.9%
--------------------------------------------------------------------------------------
Columbia Recovery and Infrastructure Fund              4.2%                  3.9%
--------------------------------------------------------------------------------------
Columbia Select Large-Cap Value Fund                   2.4%                  1.9%
--------------------------------------------------------------------------------------
Columbia Select Smaller-Cap Value Fund                 1.2%                  1.1%
--------------------------------------------------------------------------------------
Columbia Seligman Communications &
  Information Fund                                     2.1%                  1.6%
--------------------------------------------------------------------------------------
Columbia Seligman Global Technology Fund               1.0%                  1.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 2.2%                  2.5%
--------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate Fund            0.8%                  0.7%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund             --%                  2.9%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            7.1%                  7.1%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          7.4%                  8.2%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 1.4%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                  --%                  2.6%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund              --%                  1.6%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           2.8%                  2.0%
--------------------------------------------------------------------------------------
Seligman Capital Fund                                  1.6%                  1.5%
--------------------------------------------------------------------------------------
Seligman Growth Fund                                   9.6%                  9.6%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            4.5%                  5.0%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
Columbia Money Market Fund                             0.0%*                 0.0%*
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



*   Rounds to less than 0.1%.

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July. 31, 2010; % of portfolio assets)


Equity Funds(1)                                       100.0%
-----------------------------------------------------------------
Cash Equivalents(2)                                     0.0%*
-----------------------------------------------------------------


(1) Includes U.S. Large Cap 51.0%, International 27.2%, U.S. Mid Cap 9.8%, Dividend Income 4.5%, U.S. Small Cap 3.9% and Real Estate 3.6%.
(2) Comprised entirely of an investment in the Columbia Money Market Fund.
 *  Rounds to less than 0.1%.


--------------------------------------------------------------------------------
24  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2010; % of portfolio assets)


Seligman Growth Fund                                   9.6%
----------------------------------------------------------------
Columbia Diversified Equity Income Fund                8.4%
----------------------------------------------------------------
Columbia Large Core Quantitative Fund                  7.8%
----------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          7.4%
----------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            7.1%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  25

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
26  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Columbia Portfolio Builder Conservative Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2010   JULY 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,036.00         $2.33             $5.28
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.64         $2.32             $5.24
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,033.30         $6.18             $9.12
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.85         $6.14             $9.06
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,032.60         $6.13             $9.07
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.90         $6.09             $9.01
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,036.80         $1.93             $4.87
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.04         $1.92             $4.84
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                         FUND'S          ACQUIRED FUND        TOTAL FUND AND
                                                       ANNUALIZED      (UNDERLYING FUND)      ACQUIRED FUND
                                                     EXPENSE RATIO   FEES AND EXPENSES(c)   FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
Class A                                                   .46%               .58%                 1.04%
-------------------------------------------------------------------------------------------------------------
Class B                                                  1.22%               .58%                 1.80%
-------------------------------------------------------------------------------------------------------------
Class C                                                  1.21%               .58%                 1.79%
-------------------------------------------------------------------------------------------------------------
Class R4                                                  .38%               .58%                  .96%
-------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.65% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2010, the actual direct and indirect expenses paid would have been $5.63 for Class A, $9.48 for Class B, $9.43 for Class C and $5.23 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.60 for Class A, $9.41 for Class B, $9.36 for Class C and $5.20 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2010: +3.60% for Class A, +3.33% for Class B, +3.26% for Class C and +3.68% for Class R4.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  27

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Columbia Portfolio Builder Moderate Conservative Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2010   JULY 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,042.50         $2.24             $5.55
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.74         $2.22             $5.50
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,037.60         $6.10             $9.40
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.95         $6.04             $9.31
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,037.90         $6.05             $9.35
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.00         $5.99             $9.26
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,042.10         $1.88             $5.19
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.09         $1.87             $5.14
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                         FUND'S          ACQUIRED FUND          TOTAL FUND
                                                       ANNUALIZED      (UNDERLYING FUND)    AND ACQUIRED FUND
                                                     EXPENSE RATIO   FEES AND EXPENSES(c)   FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
Class A                                                   .44%               .65%                 1.09%
-------------------------------------------------------------------------------------------------------------
Class B                                                  1.20%               .65%                 1.85%
-------------------------------------------------------------------------------------------------------------
Class C                                                  1.19%               .65%                 1.84%
-------------------------------------------------------------------------------------------------------------
Class R4                                                  .37%               .65%                 1.02%
-------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2010, the actual direct and indirect expenses paid would have been $5.81 for Class A, $9.65 for Class B, $9.60 for Class C and $5.45 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.75 for Class A, $9.56 for Class B, $9.51 for Class C and $5.40 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2010: +4.25% for Class A, +3.76% for Class B, +3.79% for Class C and +4.21% for Class R4.


--------------------------------------------------------------------------------
28  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Columbia Portfolio Builder Moderate Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2010   JULY 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,046.20         $2.19             $5.71
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.79         $2.17             $5.65
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,042.50         $6.06             $9.57
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.00         $5.99             $9.46
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,042.70         $6.06             $9.57
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.00         $5.99             $9.46
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,046.80         $1.79             $5.31
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.19         $1.77             $5.25
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                         FUND'S          ACQUIRED FUND        TOTAL FUND AND
                                                       ANNUALIZED      (UNDERLYING FUND)      ACQUIRED FUND
                                                     EXPENSE RATIO   FEES AND EXPENSES(c)   FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
Class A                                                   .43%               .69%                 1.12%
-------------------------------------------------------------------------------------------------------------
Class B                                                  1.19%               .69%                 1.88%
-------------------------------------------------------------------------------------------------------------
Class C                                                  1.19%               .69%                 1.88%
-------------------------------------------------------------------------------------------------------------
Class R4                                                  .35%               .69%                 1.04%
-------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.74% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2010, the actual direct and indirect expenses paid would have been $5.97 for Class A, $9.83 for Class B, $9.83 for Class C and $5.56 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.90 for Class A, $9.71 for Class B, $9.71 for Class C and $5.50 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2010: +4.62% for Class A, +4.25% for Class B, +4.27% for Class C and +4.68% for Class R4.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  29

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Columbia Portfolio Builder Moderate Aggressive Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2010   JULY 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,045.50         $2.40             $6.12
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.59         $2.37             $6.05
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,040.70         $6.26             $9.97
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.80         $6.19             $9.87
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,042.10         $6.21             $9.93
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.85         $6.14             $9.81
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,046.10         $1.79             $5.51
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.19         $1.77             $5.45
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                         FUND'S          ACQUIRED FUND        TOTAL FUND AND
                                                       ANNUALIZED      (UNDERLYING FUND)      ACQUIRED FUND
                                                     EXPENSE RATIO   FEES AND EXPENSES(c)   FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
Class A                                                   .47%               .73%                 1.20%
-------------------------------------------------------------------------------------------------------------
Class B                                                  1.23%               .73%                 1.96%
-------------------------------------------------------------------------------------------------------------
Class C                                                  1.22%               .73%                 1.95%
-------------------------------------------------------------------------------------------------------------
Class R4                                                  .35%               .73%                 1.08%
-------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.78% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2010, the actual direct and indirect expenses paid would have been $6.37 for Class A, $10.23 for Class B, $10.18 for Class C and $5.76 for Class R4; the hypothetical direct and indirect expenses paid would have been $6.30 for Class A, $10.12 for Class B, $10.07 for Class C and $5.70 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2010: +4.55% for Class A, +4.07% for Class B, +4.21% for Class C and +4.61% for Class R4.


--------------------------------------------------------------------------------
30  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Columbia Portfolio Builder Aggressive Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2010   JULY 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,044.10         $2.55             $ 6.47
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.44         $2.52             $ 6.40
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,040.80         $6.41             $10.33
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.65         $6.34             $10.22
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,041.20         $6.41             $10.33
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.65         $6.34             $10.22
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,045.20         $1.84             $ 5.76
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.14         $1.82             $ 5.70
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                         FUND'S          ACQUIRED FUND        TOTAL FUND AND
                                                       ANNUALIZED      (UNDERLYING FUND)      ACQUIRED FUND
                                                     EXPENSE RATIO   FEES AND EXPENSES(c)   FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
Class A                                                   .50%               .77%                 1.27%
-------------------------------------------------------------------------------------------------------------
Class B                                                  1.26%               .77%                 2.03%
-------------------------------------------------------------------------------------------------------------
Class C                                                  1.26%               .77%                 2.03%
-------------------------------------------------------------------------------------------------------------
Class R4                                                  .36%               .77%                 1.13%
-------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.82% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2010, the actual direct and indirect expenses paid would have been $6.73 for Class A, $10.58 for Class B, $10.59 for Class C and $6.02 for Class R4; the hypothetical direct and indirect expenses paid would have been $6.66 for Class A, $10.47 for Class B, $10.47 for Class C and $5.95 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2010: +4.41% for Class A, +4.08% for Class B, +4.12% for Class C and +4.52% for Class R4.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  31

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Columbia Portfolio Builder Total Equity Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2010   JULY 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,043.90         $2.60             $ 6.68
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.39         $2.57             $ 6.61
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,040.40         $6.46             $10.53
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.60         $6.39             $10.42
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,040.80         $6.41             $10.48
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.65         $6.34             $10.37
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,043.70         $1.83             $ 5.91
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.14         $1.82             $ 5.85
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                         FUND'S          ACQUIRED FUND        TOTAL FUND AND
                                                       ANNUALIZED      (UNDERLYING FUND)      ACQUIRED FUND
                                                     EXPENSE RATIO   FEES AND EXPENSES(c)   FEES AND EXPENSES
-------------------------------------------------------------------------------------------------------------
Class A                                                   .51%               .80%                 1.31%
-------------------------------------------------------------------------------------------------------------
Class B                                                  1.27%               .80%                 2.07%
-------------------------------------------------------------------------------------------------------------
Class C                                                  1.26%               .80%                 2.06%
-------------------------------------------------------------------------------------------------------------
Class R4                                                  .36%               .80%                 1.16%
-------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.87% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2010, the actual direct and indirect expenses paid would have been $7.03 for Class A, $10.89 for Class B, $10.84 for Class C and $6.27 for Class R4; the hypothetical direct and indirect expenses paid would have been $6.96 for Class A, $10.77 for Class B, $10.72 for Class C and $6.20 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2010: +4.39% for Class A, +4.04% for Class B, +4.08% for Class C and +4.37% for Class R4.


--------------------------------------------------------------------------------
32  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Columbia Portfolio Builder Conservative Fund
JULY 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (23.8%)
                                                       SHARES             VALUE(a)
DIVIDEND INCOME (1.0%)
Columbia Dividend Opportunity Fund                      377,465            $2,581,861
-------------------------------------------------------------------------------------

INTERNATIONAL (6.1%)
Columbia Global Equity Fund                             124,541               799,555
Columbia Multi-Advisor International Value
 Fund                                                   789,483             4,523,740
Columbia Seligman Global Technology Fund                 33,341(b)            600,137
RiverSource Disciplined International Equity
 Fund                                                   218,038             1,443,409
RiverSource Partners International Select
 Growth Fund                                            776,166             4,812,228
RiverSource Partners International Small Cap
 Fund                                                   162,841               908,654
Threadneedle International Opportunity Fund             370,678             2,943,181
                                                                      ---------------
Total                                                                      16,030,904
-------------------------------------------------------------------------------------

REAL ESTATE (2.6%)
RiverSource Real Estate Fund                            676,176             6,869,951
-------------------------------------------------------------------------------------

U.S. LARGE CAP (10.8%)
Columbia Diversified Equity Income Fund                 553,164             4,795,932
Columbia Equity Value Fund                               43,706               391,606
Columbia Large Core Quantitative Fund                   940,081             4,484,187
Columbia Large Growth Quantitative Fund                 506,130             4,074,347
Columbia Recovery and Infrastructure Fund               146,735             2,613,344
Columbia Select Large-Cap Value Fund                    106,203             1,393,387
Columbia Seligman Communications and
 Information Fund                                        30,219(b)          1,178,555
RiverSource Partners Fundamental Value Fund             916,855             4,080,007
Seligman Growth Fund                                  1,317,121             5,505,564
                                                                      ---------------
Total                                                                      28,516,929
-------------------------------------------------------------------------------------

U.S. MID CAP (2.5%)
Columbia Mid Cap Growth Opportunity Fund                404,914(b)          3,951,960
Columbia Mid Cap Value Opportunity Fund                 393,756             2,598,790
                                                                      ---------------
Total                                                                       6,550,750
-------------------------------------------------------------------------------------

U.S. SMALL CAP (0.8%)
Columbia Frontier Fund                                  108,915(b)          1,024,894
Columbia Multi-Advisor Small Cap Value Fund             228,549(b)          1,138,174
                                                                      ---------------
Total                                                                       2,163,068
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $57,133,301)                                                       $62,713,463
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (71.2%)
                                                       SHARES             VALUE(a)
GLOBAL BOND (7.6%)
Columbia Global Bond Fund                             2,803,076           $20,070,027
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.9%)
Columbia Inflation Protected Securities Fund          1,740,313            18,029,644
-------------------------------------------------------------------------------------

INVESTMENT GRADE (56.7%)
Columbia Diversified Bond Fund                       12,698,528            63,873,595
Columbia Limited Duration Credit Fund                 5,026,940(c)         49,967,782
Columbia U.S. Government Mortgage Fund                1,093,518             5,730,036
RiverSource Short Duration U.S. Government
 Fund                                                 6,221,355            29,738,078
                                                                      ---------------
Total                                                                     149,309,491
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $178,303,995)                                                     $187,409,162
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (4.9%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                           12,957,388           $12,957,388
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $12,957,388)                                                       $12,957,388
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $248,394,684)(d)                                                  $263,080,013
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At July 31, 2010, the cost of securities for federal income tax purposes was approximately $248,395,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $15,415,000
     Unrealized depreciation                                                       (730,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $14,685,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  33

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
Columbia Portfolio Builder Conservative Fund



FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2010:

                                                                    FAIR VALUE AT JULY 31, 2010
                                                ------------------------------------------------------------------
                                                      LEVEL 1            LEVEL 2
                                                   QUOTED PRICES          OTHER          LEVEL 3
                                                     IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS(a)       INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $263,080,013           $--             $--        $263,080,013


(a) There were no significant transfers between Levels 1 and 2 during the period.

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.



--------------------------------------------------------------------------------
34  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
Columbia Portfolio Builder Moderate Conservative Fund
JULY 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (38.3%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (1.6%)
Columbia Dividend Opportunity Fund                    1,083,660            $7,412,231
-------------------------------------------------------------------------------------

INTERNATIONAL (10.3%)
Columbia Emerging Markets Opportunity Fund              577,278             5,270,544
Columbia Global Equity Fund                             355,477             2,282,166
Columbia Multi-Advisor International Value
 Fund                                                 2,003,212            11,478,403
Columbia Seligman Global Technology Fund                 95,731(b)          1,723,155
RiverSource Disciplined International Equity
 Fund                                                   553,979             3,667,341
RiverSource Partners International Select
 Growth Fund                                          1,967,227            12,196,806
RiverSource Partners International Small Cap
 Fund                                                   416,796             2,325,721
Threadneedle International Opportunity Fund             938,630             7,452,719
                                                                      ---------------
Total                                                                      46,396,855
-------------------------------------------------------------------------------------

REAL ESTATE (2.6%)
RiverSource Real Estate Fund                          1,165,154(c)         11,837,964
-------------------------------------------------------------------------------------

U.S. LARGE CAP (18.2%)
Columbia Diversified Equity Income Fund               1,591,689            13,799,947
Columbia Equity Value Fund                              127,071             1,138,557
Columbia Large Core Quantitative Fund                 2,708,574            12,919,897
Columbia Large Growth Quantitative Fund               1,455,104            11,713,585
Columbia Recovery and Infrastructure Fund               405,170             7,216,076
Columbia Select Large-Cap Value Fund                    301,582             3,956,751
Columbia Seligman Communications and
 Information Fund                                        87,707(b)          3,420,565
RiverSource Partners Fundamental Value Fund           2,635,848            11,729,523
Seligman Growth Fund                                  3,784,939            15,821,044
                                                                      ---------------
Total                                                                      81,715,945
-------------------------------------------------------------------------------------

U.S. MID CAP (4.2%)
Columbia Mid Cap Growth Opportunity Fund              1,166,354(b)         11,383,613
Columbia Mid Cap Value Opportunity Fund               1,126,383             7,434,128
                                                                      ---------------
Total                                                                      18,817,741
-------------------------------------------------------------------------------------

U.S. SMALL CAP (1.4%)
Columbia Frontier Fund                                  316,297(b)          2,976,358
Columbia Multi-Advisor Small Cap Value Fund             659,295(b)          3,283,287
                                                                      ---------------
Total                                                                       6,259,645
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $170,671,794)                                                     $172,440,381
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (61.7%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.4%)
Columbia Floating Rate Fund                             713,822            $6,096,042
-------------------------------------------------------------------------------------

GLOBAL BOND (6.2%)
Columbia Global Bond Fund                             3,866,093(c)         27,681,223
-------------------------------------------------------------------------------------

HIGH YIELD (7.6%)
Columbia Income Opportunities Fund                    3,513,085            34,182,321
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.5%)
Columbia Inflation Protected Securities Fund          2,402,123            24,885,997
-------------------------------------------------------------------------------------

INVESTMENT GRADE (41.0%)
Columbia Diversified Bond Fund                       20,385,891           102,541,030
Columbia Limited Duration Credit Fund                 4,716,548(c)         46,882,488
Columbia U.S. Government Mortgage Fund                1,504,816             7,885,237
RiverSource Short Duration U.S. Government
 Fund                                                 5,723,859            27,360,045
                                                                      ---------------
Total                                                                     184,668,800
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $263,062,720)                                                     $277,514,383
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                                   35                   $35
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $35)                                                                       $35
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $433,734,549)(d)                                                  $449,954,799
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At July 31, 2010, the cost of securities for federal income tax purposes was approximately $433,735,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $24,862,000
     Unrealized depreciation                                                     (8,642,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $16,220,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  35

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- Columbia Portfolio Builder Moderate Conservative Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2010:

                                                                   FAIR VALUE AT JULY 31, 2010
                                               ------------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS(a)       INPUTS         INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                    $449,954,799           $--             $--        $449,954,799


(a) There were no significant transfers between Levels 1 and 2 during the period.

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.



--------------------------------------------------------------------------------
36  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Columbia Portfolio Builder Moderate Fund
JULY 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (53.1%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (2.3%)
Columbia Dividend Opportunity Fund                    4,247,304           $29,051,556
-------------------------------------------------------------------------------------

INTERNATIONAL (14.6%)
Columbia Emerging Markets Opportunity Fund            2,264,084            20,671,086
Columbia Global Equity Fund                           1,408,450             9,042,246
Columbia Multi-Advisor International Value
 Fund                                                 7,849,523(c)         44,977,765
Columbia Seligman Global Technology Fund                371,320(b)          6,683,759
RiverSource Disciplined International Equity
 Fund                                                 2,175,103            14,399,184
RiverSource Partners International Select
 Growth Fund                                          7,714,437(c)         47,829,508
RiverSource Partners International Small Cap
 Fund                                                 1,637,724(c)          9,138,500
Threadneedle International Opportunity Fund           3,685,595(c)         29,263,628
                                                                      ---------------
Total                                                                     182,005,676
-------------------------------------------------------------------------------------

REAL ESTATE (2.6%)
RiverSource Real Estate Fund                          3,254,403(c)         33,064,738
-------------------------------------------------------------------------------------

U.S. LARGE CAP (25.7%)
Columbia Diversified Equity Income Fund               6,257,689            54,254,164
Columbia Equity Value Fund                              500,553             4,484,950
Columbia Large Core Quantitative Fund                10,605,926            50,590,267
Columbia Large Growth Quantitative Fund               5,705,378(c)         45,928,290
Columbia Recovery and Infrastructure Fund             1,560,998            27,801,368
Columbia Select Large-Cap Value Fund                  1,184,239            15,537,217
Columbia Seligman Communications and
 Information Fund                                       341,765(b)         13,328,833
RiverSource Partners Fundamental Value Fund          10,335,628(c)         45,993,545
Seligman Growth Fund                                 14,863,640            62,130,013
                                                                      ---------------
Total                                                                     320,048,647
-------------------------------------------------------------------------------------

U.S. MID CAP (5.9%)
Columbia Mid Cap Growth Opportunity Fund              4,578,477(b)         44,685,939
Columbia Mid Cap Value Opportunity Fund               4,424,898            29,204,325
                                                                      ---------------
Total                                                                      73,890,264
-------------------------------------------------------------------------------------

U.S. SMALL CAP (2.0%)
Columbia Multi-Advisor Small Cap Value Fund           2,589,362(b)         12,895,026
Columbia Frontier Fund                                1,232,444(b,c)       11,597,298
                                                                      ---------------
Total                                                                      24,492,324
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $688,481,142)                                                     $662,553,205
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (46.9%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.0%)
Columbia Floating Rate Fund                           1,494,348           $12,761,733
-------------------------------------------------------------------------------------

GLOBAL BOND (4.7%)
Columbia Global Bond Fund                             8,127,672(c)         58,194,133
-------------------------------------------------------------------------------------

HIGH YIELD (5.8%)
Columbia Income Opportunities Fund                    7,409,865(c)         72,097,986
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.2%)
Columbia Inflation Protected Securities Fund          5,045,411(c)         52,270,463
-------------------------------------------------------------------------------------

INVESTMENT GRADE (31.2%)
Columbia Diversified Bond Fund                       68,463,638(c)        344,372,097
Columbia Limited Duration Credit Fund                 1,747,417            17,369,322
Columbia U.S. Government Mortgage Fund                3,154,972(c)         16,532,052
RiverSource Short Duration U.S. Government
 Fund                                                 2,403,492            11,488,691
                                                                      ---------------
Total                                                                     389,762,162
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $543,226,708)                                                     $585,086,477
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                                  227                  $227
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $227)                                                                     $227
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,231,708,077)(d)                                              $1,247,639,909
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding - See Note 6 to the financial statements.

(d) At July 31, 2010, the cost of securities for federal income tax purposes was approximately $1,231,708,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $72,527,000
     Unrealized depreciation                                                    (56,595,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $15,932,000
     --------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  37

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
Columbia Portfolio Builder Moderate Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2010:

                                                                   FAIR VALUE AT JULY 31, 2010
                                              --------------------------------------------------------------------
                                                    LEVEL 1            LEVEL 2
                                                 QUOTED PRICES          OTHER          LEVEL 3
                                                   IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS(a)       INPUTS         INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                  $1,247,639,909          $--             $--        $1,247,639,909


(a) There were no significant transfers between Levels 1 and 2 during the period.

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.



--------------------------------------------------------------------------------
38  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Columbia Portfolio Builder Moderate Aggressive Fund
JULY 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (68.3%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.0%)
Columbia Dividend Opportunity Fund                    4,759,153           $32,552,603
-------------------------------------------------------------------------------------
INTERNATIONAL (19.0%)
Columbia Emerging Markets Opportunity Fund            2,549,117            23,273,437
Columbia Global Equity Fund                           1,570,619            10,083,375
Columbia Multi-Advisor International Value
 Fund                                                 8,784,336(c)         50,334,244
Columbia Seligman Global Technology Fund                420,526(b)          7,569,468
RiverSource Disciplined International Equity
 Fund                                                 2,421,391            16,029,609
RiverSource Partners International Select
 Growth Fund                                          8,640,233(c)         53,569,443
RiverSource Partners International Small Cap
 Fund                                                 1,818,652(c)         10,148,077
Threadneedle International Opportunity Fund           4,131,446(c)         32,803,682
                                                                      ---------------
Total                                                                     203,811,335
-------------------------------------------------------------------------------------

REAL ESTATE (2.7%)
RiverSource LaSalle Monthly Dividend Real
 Estate Fund                                            475,882(c)          1,974,910
RiverSource Real Estate Fund                          2,644,118(c)         26,864,237
                                                                      ---------------
Total                                                                      28,839,147
-------------------------------------------------------------------------------------

U.S. LARGE CAP (33.5%)
Columbia Diversified Equity Income Fund               7,009,863            60,775,508
Columbia Equity Value Fund                              562,143             5,036,800
Columbia Large Core Quantitative Fund                11,899,367            56,759,982
Columbia Large Growth Quantitative Fund               6,405,955(c)         51,567,936
Columbia Recovery and Infrastructure Fund             1,732,535(c)         30,856,449
Columbia Select Large-Cap Value Fund                  1,328,785            17,433,661
Columbia Seligman Communications and
 Information Fund                                       382,291(b)         14,909,342
RiverSource Partners Fundamental Value Fund          11,605,902(c)         51,646,266
Seligman Capital Fund                                    45,674(b)            992,485
Seligman Growth Fund                                 16,645,727            69,579,139
                                                                      ---------------
Total                                                                     359,557,568
-------------------------------------------------------------------------------------

U.S. MID CAP (7.6%)
Columbia Mid Cap Growth Opportunity Fund              5,020,855(b)         49,003,543
Columbia Mid Cap Value Opportunity Fund               4,963,860            32,761,473
                                                                      ---------------
Total                                                                      81,765,016
-------------------------------------------------------------------------------------

U.S. SMALL CAP (2.5%)
Columbia Frontier Fund                                1,380,041(b,c)       12,986,189
Columbia Multi-Advisor Small Cap Value Fund           2,883,209(b)         14,358,381
                                                                      ---------------
Total                                                                      27,344,570
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $799,383,032)                                                     $733,870,239
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (31.7%)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.9%)
Columbia Floating Rate Fund                           1,073,590            $9,168,460
-------------------------------------------------------------------------------------

GLOBAL BOND (3.1%)
Columbia Global Bond Fund                             4,716,635(c)         33,771,105
-------------------------------------------------------------------------------------

HIGH YIELD (3.9%)
Columbia Income Opportunities Fund                    4,316,699(c)         42,001,478
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (2.8%)
Columbia Inflation Protected Securities Fund          2,933,994            30,396,175
-------------------------------------------------------------------------------------

INVESTMENT GRADE (21.0%)
Columbia Diversified Bond Fund                       40,846,410           205,457,443
Columbia Limited Duration Credit Fund                 1,016,208            10,101,110
Columbia U.S. Government Mortgage Fund                1,838,157             9,631,941
                                                                      ---------------
Total                                                                     225,190,494
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $317,884,103)                                                     $340,527,712
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                                   19                   $19
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $19)                                                                       $19
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,117,267,154)(d)                                              $1,074,397,970
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding - See Note 6 to the financial statements.

(d) At July 31, 2010, the cost of securities for federal income tax purposes was approximately $1,117,267,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $56,422,000
     Unrealized depreciation                                                     (99,291,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(42,869,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  39

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
Columbia Portfolio Builder Moderate Aggressive Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2010:

                                                                   FAIR VALUE AT JULY 31, 2010
                                              --------------------------------------------------------------------
                                                    LEVEL 1            LEVEL 2
                                                 QUOTED PRICES          OTHER          LEVEL 3
                                                   IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS(a)       INPUTS         INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                  $1,074,397,970          $--             $--        $1,074,397,970


(a) There were no significant transfers between Levels 1 and 2 during the period.

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.



--------------------------------------------------------------------------------
40  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
Columbia Portfolio Builder Aggressive Fund
JULY 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (84.0%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.7%)
Columbia Dividend Opportunity Fund                   2,837,885            $19,411,131
-------------------------------------------------------------------------------------

INTERNATIONAL (23.0%)
Columbia Emerging Markets Opportunity Fund           1,518,808             13,866,715
Columbia Global Equity Fund                            550,870              3,536,584
Columbia Multi-Advisor International Value
 Fund                                                5,244,755             30,052,447
Columbia Seligman Global Technology Fund               250,815(b)           4,514,664
RiverSource Disciplined International Equity
 Fund                                                1,445,820              9,571,331
RiverSource Partners International Select
 Growth Fund                                         5,159,569(c)          31,989,326
RiverSource Partners International Small Cap
 Fund                                                1,087,536              6,068,450
Threadneedle International Opportunity Fund          2,464,189(c)          19,565,664
                                                                      ---------------
Total                                                                     119,165,181
-------------------------------------------------------------------------------------

REAL ESTATE (3.2%)
RiverSource LaSalle Global Real Estate Fund            727,293(c)           2,720,077
RiverSource Real Estate Fund                         1,385,521(c)          14,076,896
                                                                      ---------------
Total                                                                      16,796,973
-------------------------------------------------------------------------------------

U.S. LARGE CAP (42.2%)
Columbia Diversified Equity Income Fund              4,180,203             36,242,360
Columbia Equity Value Fund                             335,828              3,009,017
Columbia Large Core Quantitative Fund                7,092,198             33,829,784
Columbia Large Growth Quantitative Fund              3,819,702             30,748,598
Columbia Recovery and Infrastructure Fund            1,024,301             18,242,808
Columbia Select Large-Cap Value Fund                   793,319             10,408,345
Columbia Seligman Communications and
 Information Fund                                      227,691(b)           8,879,960
RiverSource Partners Fundamental Value Fund          6,919,895(c)          30,793,534
Seligman Capital Fund                                  214,756(b)           4,666,646
Seligman Growth Fund                                 9,936,971             41,536,536
                                                                      ---------------
Total                                                                     218,357,588
-------------------------------------------------------------------------------------

U.S. MID CAP (8.7%)
Columbia Mid Cap Growth Opportunity Fund             2,587,053(b)          25,249,642
Columbia Mid Cap Value Opportunity Fund              2,955,702             19,507,634
                                                                      ---------------
Total                                                                      44,757,276
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.2%)
Columbia Frontier Fund                                 827,617(b,c)         7,787,873
Columbia Multi-Advisor Small Cap Value Fund          1,400,934(b)           6,976,652
Columbia Select Smaller-Cap Value Fund                 118,471(b)           1,662,146
                                                                      ---------------
Total                                                                      16,426,671
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $477,739,601)                                                     $434,914,820
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (16.0%)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.4%)
Columbia Floating Rate Fund                            258,871             $2,210,759
-------------------------------------------------------------------------------------

GLOBAL BOND (1.6%)
Columbia Global Bond Fund                            1,150,466              8,237,333
-------------------------------------------------------------------------------------

HIGH YIELD (2.0%)
Columbia Income Opportunities Fund                   1,053,578             10,251,315
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (1.4%)
Columbia Inflation Protected Securities Fund           715,778              7,415,463
-------------------------------------------------------------------------------------

INVESTMENT GRADE (10.6%)
Columbia Diversified Bond Fund                       9,965,230             50,125,105
Columbia Limited Duration Credit Fund                  247,928              2,464,407
Columbia U.S. Government Mortgage Fund                 448,448              2,349,867
                                                                      ---------------
Total                                                                      54,939,379
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $76,398,159)                                                       $83,054,249
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                                 124                   $124
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $124)                                                                     $124
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $554,137,884)(d)                                                  $517,969,193
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At July 31, 2010, the cost of securities for federal income tax purposes was approximately $554,138,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $24,779,000
     Unrealized depreciation                                                     (60,948,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(36,169,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  41

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- Columbia Portfolio Builder Aggressive Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2010:

                                                                   FAIR VALUE AT JULY 31, 2010
                                               ------------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS(a)       INPUTS         INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                    $517,969,193           $--             $--        $517,969,193


(a) There were no significant transfers between Levels 1 and 2 during the period.


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.



--------------------------------------------------------------------------------
42  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
Columbia Portfolio Builder Total Equity Fund
JULY 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (100.0%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (4.5%)
Columbia Dividend Opportunity Fund                   2,804,168            $19,180,508
-------------------------------------------------------------------------------------

INTERNATIONAL (27.3%)
Columbia Emerging Markets Opportunity Fund           1,500,085             13,695,775
Columbia Global Equity Fund                            405,077              2,600,595
Columbia Multi-Advisor International Value
 Fund                                                5,176,321             29,660,321
Columbia Seligman Global Technology Fund               247,856(b)           4,461,409
RiverSource Disciplined International Equity
 Fund                                                1,429,171              9,461,111
RiverSource Partners International Select
 Growth Fund                                         5,093,927(c)          31,582,346
RiverSource Partners International Small Cap
 Fund                                                1,076,862              6,008,892
Threadneedle International Opportunity Fund          2,434,315(c)          19,328,460
                                                                      ---------------
Total                                                                     116,798,909
-------------------------------------------------------------------------------------

REAL ESTATE (3.6%)
RiverSource LaSalle Global Real Estate Fund            970,576(c)           3,629,953
RiverSource Real Estate Fund                         1,159,184(c)          11,777,310
                                                                      ---------------
Total                                                                      15,407,263
-------------------------------------------------------------------------------------

U.S. LARGE CAP (51.0%)
Columbia Diversified Equity Income Fund              4,130,028             35,807,339
Columbia Equity Value Fund                             332,154              2,976,103
Columbia Large Core Quantitative Fund                7,014,392             33,458,648
Columbia Large Growth Quantitative Fund              3,773,974             30,380,487
Columbia Recovery and Infrastructure Fund            1,008,927             17,968,994
Columbia Select Large-Cap Value Fund                   784,990             10,299,063
Columbia Seligman Communications and
 Information Fund                                      226,079(b)           8,817,067
RiverSource Partners Fundamental Value Fund          6,837,516(c)          30,426,948
Seligman Capital Fund                                  320,687(b)           6,968,526
Seligman Growth Fund                                 9,815,473             41,028,677
                                                                      ---------------
Total                                                                     218,131,852
-------------------------------------------------------------------------------------

U.S. MID CAP (9.8%)
Columbia Mid Cap Growth Opportunity Fund             2,318,520(b)          22,628,755
Columbia Mid Cap Value Opportunity Fund              2,923,589             19,295,688
                                                                      ---------------
Total                                                                      41,924,443
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.8%)
Columbia Multi-Advisor Small Cap Value Fund            743,082(b)           3,700,548
Columbia Frontier Fund                                 819,053(b,c)         7,707,291
Columbia Select Smaller-Cap Value Fund                 352,676(b)           4,948,043
                                                                      ---------------
Total                                                                      16,355,882
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $471,822,154)                                                     $427,798,857
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
Columbia Money Market Fund                                 12                     $12
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $12)                                                                       $12
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $471,822,166)(d)                                                  $427,798,869
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At July 31, 2010, the cost of securities for federal income tax purposes was approximately $471,822,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $18,353,000
     Unrealized depreciation                                                     (62,376,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(44,023,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  43

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- Columbia Portfolio Builder Total Equity Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2010:

                                                                   FAIR VALUE AT JULY 31, 2010
                                               ------------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS(a)       INPUTS         INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                    $427,798,869           $--             $--        $427,798,869


(a) There were no significant transfers between Levels 1 and 2 during the period.


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.



--------------------------------------------------------------------------------
44  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                               COLUMBIA
                                                        COLUMBIA          PORTFOLIO BUILDER           COLUMBIA
                                                   PORTFOLIO BUILDER           MODERATE          PORTFOLIO BUILDER
                                                      CONSERVATIVE           CONSERVATIVE             MODERATE
JULY 31, 2010 (UNAUDITED)                                 FUND                   FUND                   FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $248,394,684, $433,734,549
  and $1,231,708,077)                                 $263,080,013           $449,954,799         $ 1,247,639,909
Cash                                                            --                 30,747                      --
Capital shares receivable                                8,075,235             11,478,650              29,343,060
Dividends receivable from affiliated funds                 110,324                200,665                 437,831
Receivable for affiliated investments sold                  87,715                     --                  89,962
------------------------------------------------------------------------------------------------------------------
Total assets                                           271,353,287            461,664,861           1,277,510,762
------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                   8,077,434             11,125,385              29,311,621
Payable for affiliated investments purchased                    --                478,290                      --
Accrued distribution fees                                    3,047                  4,928                  13,501
Accrued transfer agency fees                                 1,160                  1,968                   5,862
Accrued administrative services fees                           144                    246                     683
Accrued plan administration services fees                        1                     --                       4
Other accrued expenses                                      49,068                169,044                  67,182
------------------------------------------------------------------------------------------------------------------
Total liabilities                                        8,130,854             11,779,861              29,398,853
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
  stock                                               $263,222,433           $449,885,000          $1,248,111,909
------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                       $    262,342           $    454,369          $    1,276,337
Additional paid-in capital                             259,507,069            464,895,900           1,324,460,641
Undistributed net investment income                        459,555                857,407               1,496,858
Accumulated net realized gain (loss)                   (11,691,862)           (32,542,926)            (95,053,759)
Unrealized appreciation (depreciation) on
  affiliated investments                                14,685,329             16,220,250              15,931,832
------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
  to outstanding capital stock                        $263,222,433           $449,885,000          $1,248,111,909
------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                              Class A            $210,009,644        $369,845,923       $1,033,135,835
                                       Class B            $ 31,435,865        $ 50,228,898       $  142,266,310
                                       Class C            $ 21,698,122        $ 29,777,475       $   72,105,954
                                       Class R4           $     78,802        $     32,704       $      603,810
Outstanding shares of capital stock:   Class A              20,915,231          37,330,048          105,558,822
                                       Class B               3,141,987           5,086,780           14,607,417
                                       Class C               2,169,097           3,016,784            7,405,696
                                       Class R4                  7,908               3,317               61,741
Net asset value per share:             Class A(1)         $      10.04        $       9.91       $         9.79
                                       Class B            $      10.01        $       9.87       $         9.74
                                       Class C            $      10.00        $       9.87       $         9.74
                                       Class R4           $       9.96        $       9.86       $         9.78
---------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Fund is $10.54, $10.40 and $10.39, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund; and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for Columbia Portfolio Builder Moderate Fund.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  45

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------

                                                        COLUMBIA
                                                   PORTFOLIO BUILDER           COLUMBIA               COLUMBIA
                                                        MODERATE          PORTFOLIO BUILDER      PORTFOLIO BUILDER
                                                       AGGRESSIVE             AGGRESSIVE            TOTAL EQUITY
JULY 31, 2010 (UNAUDITED)                                 FUND                   FUND                   FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $1,117,267,154,
  $554,137,884, and $471,822,166)                    $1,074,397,970          $517,969,193         $   427,798,869
Cash                                                             --                12,969                      --
Capital shares receivable                                22,306,162            10,549,778               8,017,317
Dividends receivable from affiliated funds                  257,966                62,924                      --
Receivable for affiliated investments sold                  295,752               168,583                 222,448
------------------------------------------------------------------------------------------------------------------
Total assets                                          1,097,257,850           528,763,447             436,038,634
------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                   22,782,363            10,884,918               8,220,745
Payable for affiliated investments purchased                     --                15,264                      --
Accrued distribution fees                                    11,416                 5,545                   4,594
Accrued transfer agency fees                                  6,017                 3,167                   2,732
Accrued administrative services fees                            589                   284                     235
Accrued plan administrative services fees                         6                     3                       2
Other accrued expenses                                       72,165                54,665                  50,010
------------------------------------------------------------------------------------------------------------------
Total liabilities                                        22,872,556            10,963,846               8,278,318
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
  stock                                              $1,074,385,294          $517,799,601            $427,760,316
------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                      $    1,146,770          $    576,625            $    500,763
Additional paid-in capital                            1,237,366,818           622,520,122             554,765,765
Undistributed net investment income                         790,317             3,761,789                 792,659
Accumulated net realized gain (loss)                   (122,049,427)          (72,890,244)            (84,275,574)
Unrealized appreciation (depreciation) on
  affiliated investments                                (42,869,184)          (36,168,691)            (44,023,297)
------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
  to outstanding capital stock                       $1,074,385,294          $517,799,601            $427,760,316
------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                              Class A            $  897,211,711       $430,160,692       $ 354,628,560
                                       Class B              $125,104,051       $ 60,029,977        $ 46,924,397
                                       Class C              $ 51,213,269       $ 27,216,432        $ 25,963,450
                                       Class R4             $    856,263       $    392,500        $    243,909
Outstanding shares of capital stock:   Class A                95,684,116         47,812,807          41,429,565
                                       Class B                13,404,944          6,730,218           5,530,181
                                       Class C                 5,496,746          3,075,992           3,088,158
                                       Class R4                   91,211             43,524              28,380
Net asset value per share:             Class A(1)           $       9.38       $       9.00        $       8.56
                                       Class B              $       9.33       $       8.92        $       8.49
                                       Class C              $       9.32       $       8.85        $       8.41
                                       Class R4             $       9.39       $       9.02        $       8.59
----------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Aggressive Fund and Columbia Portfolio Builder Total Equity Fund is $9.95, $9.55 and $9.08, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
46  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                                                COLUMBIA
                                                         COLUMBIA          PORTFOLIO BUILDER           COLUMBIA
                                                    PORTFOLIO BUILDER           MODERATE          PORTFOLIO BUILDER
                                                       CONSERVATIVE           CONSERVATIVE             MODERATE
SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED)                 FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying
  affiliated funds                                      $2,874,137            $ 5,268,242            $12,301,535
-------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                  243,070                435,970              1,228,505
  Class B                                                  194,306                301,965                841,449
  Class C                                                  100,675                141,426                335,813
Transfer agency fees
  Class A                                                  130,902                232,600                709,375
  Class B                                                   27,679                 42,699                129,100
  Class C                                                   13,896                 19,355                 49,865
  Class R4                                                      21                      9                     84
Administrative services fees                                25,353                 43,749                121,855
Plan administration services fees -- Class R4                   91                     40                    369
Custodian fees                                              14,825                 19,320                 19,040
Printing and postage                                        15,200                 15,142                 44,250
Registration fees                                           26,438                 33,953                 45,283
Professional fees                                            6,645                  7,965                  9,355
Other                                                        2,429                  2,184                  2,085
-------------------------------------------------------------------------------------------------------------------
Total expenses                                             801,530              1,296,377              3,536,428
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          2,072,607              3,971,865              8,765,107
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of
  underlying affiliated funds                             (616,862)            (1,067,609)            (5,654,556)
Net change in unrealized appreciation
  (depreciation) on affiliated investments               7,471,355             14,609,254             49,543,259
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           6,854,493             13,541,645             43,888,703
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             $8,927,100            $17,513,510            $52,653,810
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  47

STATEMENTS OF OPERATIONS (continued) -------------------------------------------

                                                         COLUMBIA
                                                    PORTFOLIO BUILDER           COLUMBIA               COLUMBIA
                                                         MODERATE          PORTFOLIO BUILDER      PORTFOLIO BUILDER
                                                        AGGRESSIVE             AGGRESSIVE            TOTAL EQUITY
SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED)                 FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying
  affiliated funds                                     $  8,110,249           $ 2,613,540            $  1,028,063
-------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                 1,096,803               530,326                 444,356
  Class B                                                   735,706               356,025                 283,735
  Class C                                                   245,832               138,218                 131,624
Transfer agency fees
  Class A                                                   773,954               411,685                 362,802
  Class B                                                   137,482                73,061                  61,357
  Class C                                                    44,589                27,516                  27,509
  Class R4                                                      257                   113                      70
Administrative services fees                                107,465                52,350                  43,880
Plan administration services fees -- Class R4                 1,119                   493                     306
Custodian fees                                               16,825                16,335                  12,585
Printing and postage                                         52,525                33,176                  26,750
Registration fees                                            40,639                36,533                  32,798
Professional fees                                             8,340                 7,040                   5,755
Other                                                         2,712                 2,544                   1,818
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            3,264,248             1,685,415               1,435,345
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                   --                    --                  (2,175)
-------------------------------------------------------------------------------------------------------------------
Total net expenses                                        3,264,248             1,685,415               1,433,170
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           4,846,001               928,125                (405,107)
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of
  underlying affiliated funds                           (12,690,929)           (7,609,316)            (10,605,028)
Net change in unrealized appreciation
  (depreciation) on affiliated investments               53,384,677            28,671,097              29,696,415
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           40,693,748            21,061,781              19,091,387
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            $ 45,539,749           $21,989,906            $ 18,686,280
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
48  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                                              COLUMBIA
                                                     COLUMBIA                        PORTFOLIO BUILDER MODERATE
                                       PORTFOLIO BUILDER CONSERVATIVE FUND                CONSERVATIVE FUND
                                       SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED         YEAR ENDED
                                         JULY 31, 2010       JAN. 31, 2010        JULY 31, 2010        JAN. 31, 2010
                                          (UNAUDITED)                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net          $  2,072,607         $  5,709,045        $  3,971,865          $  9,644,719
Net realized gain (loss) on
  affiliated investments                     (616,862)          (6,994,483)         (1,067,609)          (21,706,224)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                               7,471,355           37,923,588          14,609,254            88,552,797
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 8,927,100           36,638,150          17,513,510            76,491,292
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                (1,600,653)          (4,532,493)         (3,830,598)           (8,090,803)
    Class B                                  (170,955)            (734,560)           (431,621)           (1,175,533)
    Class C                                   (96,501)            (304,822)           (210,297)             (427,897)
    Class R4                                     (646)              (2,040)               (368)                 (734)
--------------------------------------------------------------------------------------------------------------------
Total distributions                        (1,868,755)          (5,573,915)         (4,472,884)           (9,694,967)
--------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                           33,266,817           68,923,202          52,639,269            95,063,029
  Class B shares                            4,841,274           14,306,459           6,788,688            16,666,067
  Class C shares                            5,394,722           10,682,445           6,322,154            11,490,281
  Class R4 shares                               7,917              150,706               2,681                 1,055
Reinvestment of distributions at net
  asset value
  Class A shares                            1,523,301            4,354,849           3,674,794             7,795,800
  Class B shares                              161,197              692,833             408,918             1,116,072
  Class C shares                               85,317              269,736             190,872               389,947
  Class R4 shares                                 561                1,806                 257                   482
Conversions from Class B to Class A
  Class A shares                            7,522,867            7,223,830          10,476,737             9,433,116
  Class B shares                           (7,522,867)          (7,223,830)        (10,476,737)           (9,433,116)
Payments for redemptions
  Class A shares                          (26,062,351)         (61,285,448)        (43,044,099)          (85,698,645)
  Class B shares                           (6,125,700)         (16,329,361)         (8,452,781)          (20,411,739)
  Class C shares                           (2,679,416)          (5,088,317)         (3,755,940)           (4,934,188)
  Class R4 shares                                  --             (124,813)                (66)               (2,617)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions          10,413,639           16,554,097          14,774,747            21,475,544
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                   17,471,984           47,618,332          27,815,373            88,271,869
Net assets at beginning of period         245,750,449          198,132,117         422,069,627           333,797,758
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $263,222,433         $245,750,449        $449,885,000          $422,069,627
--------------------------------------------------------------------------------------------------------------------
Undistributed net investment income      $    459,555         $    255,703        $    857,407          $  1,358,426
--------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  49

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                                               COLUMBIA
                                                    COLUMBIA                    PORTFOLIO BUILDER MODERATE AGGRESSIVE
                                         PORTFOLIO BUILDER MODERATE FUND                         FUND
                                      SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED         YEAR ENDED
                                        JULY 31, 2010        JAN. 31, 2010        JULY 31, 2010         JAN. 31, 2010
                                         (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net        $    8,765,107       $   24,836,386       $    4,846,001        $   18,725,309
Net realized gain (loss) on
  affiliated investments                   (5,654,556)         (59,731,126)         (12,690,929)          (73,035,989)
Net change in unrealized
  appreciation (depreciation) on
  affiliated investments                   49,543,259          277,167,828           53,384,677           300,408,101
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations         52,653,810          242,273,088           45,539,749           246,097,421
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                               (10,823,668)         (23,248,824)          (5,774,522)          (16,723,686)
    Class B                                (1,224,765)          (3,399,131)            (410,235)           (1,943,932)
    Class C                                  (499,016)          (1,037,657)            (146,373)             (579,671)
    Class R4                                   (3,205)              (3,820)              (6,499)              (16,654)
---------------------------------------------------------------------------------------------------------------------
Total distributions                       (12,550,654)         (27,689,432)          (6,337,629)          (19,263,943)
---------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                          137,356,053          252,231,034           90,952,000           158,690,695
  Class B shares                           19,634,536           43,482,546           13,613,516            26,885,900
  Class C shares                           15,772,884           26,607,655            9,060,372            14,242,523
  Class R4 shares                             363,268              148,837               85,771               172,424
Fund merger (Note 7)
  Class A shares                                  N/A                  N/A                  N/A             3,699,919
  Class B shares                                  N/A                  N/A                  N/A               830,554
  Class C shares                                  N/A                  N/A                  N/A             4,141,505
Reinvestment of distributions at net
  asset value
  Class A shares                           10,493,062           22,645,241            5,635,464            16,374,158
  Class B shares                            1,185,848            3,291,675              398,390             1,894,218
  Class C shares                              463,297              969,656              135,613               538,435
  Class R4 shares                               3,093                3,557                6,432                16,459
Conversions from Class B to Class A
  Class A shares                           27,953,297           22,512,319           21,536,126            18,134,247
  Class B shares                          (27,953,297)         (22,512,319)         (21,536,126)          (18,134,247)
Payments for redemptions
  Class A shares                         (111,731,358)        (194,844,160)        (101,625,303)         (176,065,528)
  Class B shares                          (19,603,678)         (40,588,673)         (16,696,698)          (32,650,465)
  Class C shares                           (6,726,812)         (10,081,860)          (4,556,695)           (8,737,700)
  Class R4 shares                                (315)             (30,487)            (116,576)              (80,245)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions          47,209,878          103,835,021           (3,107,714)            9,952,852
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                   87,313,034          318,418,677           36,094,406           236,786,330
Net assets at beginning of period       1,160,798,875          842,380,198        1,038,290,888           801,504,558
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period            $1,248,111,909       $1,160,798,875       $1,074,385,294        $1,038,290,888
---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income    $    1,496,858       $    5,282,405       $      790,317        $    2,281,945
---------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
50  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                     COLUMBIA                                 COLUMBIA
                                        PORTFOLIO BUILDER AGGRESSIVE FUND        PORTFOLIO BUILDER TOTAL EQUITY FUND
                                       SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED         YEAR ENDED
                                         JULY 31, 2010       JAN. 31, 2010        JULY 31, 2010        JAN. 31, 2010
                                          (UNAUDITED)                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net          $    928,125         $  7,929,485        $   (405,107)         $  5,140,545
Net realized gain (loss) on
  affiliated investments                   (7,609,316)         (37,041,439)        (10,605,028)          (41,832,683)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                              28,671,097          157,169,829          29,696,415           154,330,874
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                21,989,906          128,057,875          18,686,280           117,638,736
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                        --           (7,366,000)                 --            (7,264,220)
    Class B                                        --             (745,449)                 --              (467,965)
    Class C                                        --             (297,984)                 --              (259,488)
    Class R4                                       --               (5,589)                 --                (3,608)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                --           (8,415,022)                 --            (7,995,281)
--------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                           37,847,795           73,380,697          23,370,166            52,734,169
  Class B shares                            5,033,655           12,127,998           2,722,674             7,414,164
  Class C shares                            3,508,081            7,544,963           1,935,921             4,358,732
  Class R4 shares                              54,679              410,724              14,046               138,113
Fund merger (Note 7)
  Class A shares                                  N/A            9,512,021                 N/A            17,788,981
  Class B shares                                  N/A            2,803,097                 N/A             4,585,310
  Class C shares                                  N/A            7,781,784                 N/A            11,429,758
Reinvestment of distributions at net
  asset value
  Class A shares                                   --            7,213,565                  --             7,125,613
  Class B shares                                   --              722,454                  --               460,764
  Class C shares                                   --              275,322                  --               238,693
  Class R4 shares                                  --                5,423                  --                 3,422
Conversions from Class B to Class A
  Class A shares                           10,188,479            7,967,727           8,109,054             7,165,430
  Class B shares                          (10,188,479)          (7,967,727)         (8,109,054)           (7,165,430)
Payments for redemptions
  Class A shares                          (47,885,501)         (77,814,399)        (40,519,897)          (71,479,403)
  Class B shares                           (7,249,704)         (12,918,192)         (5,972,519)          (11,025,173)
  Class C shares                           (4,208,434)          (4,776,424)         (2,718,442)           (3,912,833)
  Class R4 shares                             (71,828)            (239,388)             (8,981)              (13,330)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions         (12,971,257)          26,029,645         (21,177,032)           19,846,980
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                    9,018,649          145,672,498          (2,490,752)          129,490,435
Net assets at beginning of period         508,780,952          363,108,454         430,251,068           300,760,633
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $517,799,601         $508,780,952        $427,760,316          $430,251,068
--------------------------------------------------------------------------------------------------------------------
Undistributed net investment income      $  3,761,789         $  2,833,664        $    792,659          $  1,197,766
--------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  51

FINANCIAL HIGHLIGHTS -----------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Columbia Portfolio Builder Conservative Fund


                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS A                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.77            $8.51       $10.15      $10.43      $10.36      $10.23
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09              .25          .32         .36         .34         .25
Net gains (losses) (both realized and
 unrealized)                                               .26             1.25        (1.63)        .17         .24         .25
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .35             1.50        (1.31)        .53         .58         .50
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.08)            (.24)        (.31)       (.42)       (.38)       (.27)
Distributions from realized gains                           --               --         (.02)       (.39)       (.13)       (.10)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.08)            (.24)        (.33)       (.81)       (.51)       (.37)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.04            $9.77        $8.51      $10.15      $10.43      $10.36
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.60%           17.78%      (13.09%)      5.14%       5.76%       4.97%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .46%(b)          .47%         .47%        .45%        .49%        .59%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.81%(b)         2.71%        3.44%       3.42%       3.32%       2.66%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $210             $188         $146        $111         $83         $73
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     7%              26%          27%         29%         54%         23%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS B                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.73            $8.48       $10.11      $10.40      $10.33      $10.21
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .17          .25         .28         .26         .18
Net gains (losses) (both realized and
 unrealized)                                               .27             1.25        (1.62)        .16         .25         .24
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .32             1.42        (1.37)        .44         .51         .42
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.17)        (.24)       (.34)       (.31)       (.20)
Distributions from realized gains                           --               --         (.02)       (.39)       (.13)       (.10)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)            (.17)        (.26)       (.73)       (.44)       (.30)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.01            $9.73        $8.48      $10.11      $10.40      $10.33
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.33%           16.82%      (13.69%)      4.27%       4.99%       4.12%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.22%(b)         1.23%        1.22%       1.20%       1.25%       1.34%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.05%(b)         1.89%        2.60%       2.63%       2.54%       1.88%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $31              $39          $42         $41         $36         $36
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     7%              26%          27%         29%         54%         23%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
52  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS C                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.73            $8.48       $10.12      $10.41      $10.34      $10.21
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .18          .25         .28         .26         .17
Net gains (losses) (both realized and
 unrealized)                                               .27             1.25        (1.63)        .16         .24         .25
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .32             1.43        (1.38)        .44         .50         .42
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)            (.18)        (.24)       (.34)       (.30)       (.19)
Distributions from realized gains                           --               --         (.02)       (.39)       (.13)       (.10)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)            (.18)        (.26)       (.73)       (.43)       (.29)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.00            $9.73        $8.48      $10.12      $10.41      $10.34
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.26%           16.92%      (13.75%)      4.29%       4.94%       4.16%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.21%(b)         1.22%        1.22%       1.20%       1.25%       1.34%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.07%(b)         1.99%        2.68%       2.67%       2.51%       1.85%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $22              $18          $11          $8          $5          $6
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     7%              26%          27%         29%         54%         23%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS R4                                             JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.69            $8.43       $10.05      $10.34      $10.27      $10.20
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09              .24          .35         .39         .36         .32
Net gains (losses) (both realized and
 unrealized)                                               .27             1.25        (1.60)        .16         .24         .18
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .36             1.49        (1.25)        .55         .60         .50
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)            (.23)        (.35)       (.45)       (.40)       (.33)
Distributions from realized gains                           --               --         (.02)       (.39)       (.13)       (.10)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)            (.23)        (.37)       (.84)       (.53)       (.43)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.96            $9.69        $8.43      $10.05      $10.34      $10.27
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.68%           17.86%      (12.71%)      5.34%       6.00%       5.04%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .38%(b)          .38%         .39%        .38%        .33%        .47%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .38%(b)          .38%         .13%        .19%        .33%        .42%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.90%(b)         2.69%        3.68%       3.68%       3.47%       2.64%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--         $--         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     7%              26%          27%         29%         54%         23%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  53

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Columbia Portfolio Builder Moderate Conservative Fund


                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS A                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.61            $8.02       $10.28      $10.85      $10.68      $10.35
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10              .24          .31         .33         .33         .24
Net gains (losses) (both realized and
 unrealized)                                               .31             1.59        (2.27)        .11         .47         .49
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .41             1.83        (1.96)        .44         .80         .73
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)            (.24)        (.27)       (.42)       (.40)       (.27)
Distributions from realized gains                           --               --         (.03)       (.59)       (.23)       (.13)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.11)            (.24)        (.30)      (1.01)       (.63)       (.40)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.91            $9.61        $8.02      $10.28      $10.85      $10.68
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.25%           23.06%      (19.31%)      3.99%       7.65%       7.18%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .44%(b)          .45%         .44%        .41%        .44%        .55%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.97%(b)         2.71%        3.26%       3.03%       2.99%       2.53%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $370             $336         $257        $260        $198        $149
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     9%              30%          29%         31%         24%         19%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS B                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.58            $8.00       $10.25      $10.82      $10.65      $10.32
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06              .17          .23         .24         .24         .16
Net gains (losses) (both realized and
 unrealized)                                               .30             1.58        (2.25)        .12         .48         .49
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .36             1.75        (2.02)        .36         .72         .65
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.17)        (.20)       (.34)       (.32)       (.19)
Distributions from realized gains                           --               --         (.03)       (.59)       (.23)       (.13)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.17)        (.23)       (.93)       (.55)       (.32)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.87            $9.58        $8.00      $10.25      $10.82      $10.65
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.76%           22.05%      (19.89%)      3.22%       6.87%       6.41%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.20%(b)         1.21%        1.19%       1.17%       1.19%       1.30%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.21%(b)         1.88%        2.42%       2.22%       2.19%       1.75%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $50              $60          $61         $76         $71         $66
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     9%              30%          29%         31%         24%         19%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
54  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS C                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.58            $8.00       $10.25      $10.82      $10.65      $10.33
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06              .18          .23         .25         .24         .15
Net gains (losses) (both realized and
 unrealized)                                               .30             1.58        (2.25)        .11         .48         .49
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .36             1.76        (2.02)        .36         .72         .64
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.18)        (.20)       (.34)       (.32)       (.19)
Distributions from realized gains                           --               --         (.03)       (.59)       (.23)       (.13)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.18)        (.23)       (.93)       (.55)       (.32)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.87            $9.58        $8.00      $10.25      $10.82      $10.65
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.79%           22.14%      (19.88%)      3.23%       6.88%       6.29%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.19%(b)         1.20%        1.19%       1.17%       1.19%       1.30%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.22%(b)         2.00%        2.48%       2.27%       2.22%       1.72%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $30              $26          $16         $16         $13         $11
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     9%              30%          29%         31%         24%         19%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS R4                                             JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.57            $7.99       $10.24      $10.80      $10.64      $10.34
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10              .25          .33         .37         .35         .29
Net gains (losses) (both realized and
 unrealized)                                               .30             1.58        (2.23)        .10         .46         .46
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .40             1.83        (1.90)        .47         .81         .75
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)            (.25)        (.32)       (.44)       (.42)       (.32)
Distributions from realized gains                           --               --         (.03)       (.59)       (.23)       (.13)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.11)            (.25)        (.35)      (1.03)       (.65)       (.45)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.86            $9.57        $7.99      $10.24      $10.80      $10.64
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.21%           23.16%      (18.93%)      4.32%       7.74%       7.37%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .37%(b)          .36%         .37%        .36%        .28%        .39%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .37%(b)          .36%         .07%        .16%        .28%        .39%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.05%(b)         2.79%        3.55%       3.41%       3.13%       2.67%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--         $--         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     9%              30%          29%         31%         24%         19%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  55

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Columbia Portfolio Builder Moderate Fund


                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS A                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.46            $7.58       $10.46      $11.36      $11.06      $10.47
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .08              .23          .30         .31         .31         .22
Net gains (losses) (both realized and
 unrealized)                                               .36             1.90        (2.93)        .02         .71         .78
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .44             2.13        (2.63)        .33        1.02        1.00
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)            (.25)        (.23)       (.44)       (.41)       (.27)
Distributions from realized gains                           --               --         (.02)       (.79)       (.31)       (.14)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.11)            (.25)        (.25)      (1.23)       (.72)       (.41)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.79            $9.46        $7.58      $10.46      $11.36      $11.06
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.62%           28.49%      (25.51%)      2.69%       9.38%       9.64%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .43%(b)          .45%         .43%        .41%        .43%        .53%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.59%(b)         2.63%        3.19%       2.70%       2.68%       2.30%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,033             $937         $664        $746        $600        $410
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%              26%          34%         27%         24%         15%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS B                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.41            $7.54       $10.41      $11.31      $11.02      $10.43
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .15          .22         .22         .19         .13
Net gains (losses) (both realized and
 unrealized)                                               .36             1.91        (2.91)        .02         .73         .79
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .40             2.06        (2.69)        .24         .92         .92
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.19)        (.16)       (.35)       (.32)       (.19)
Distributions from realized gains                           --               --         (.02)       (.79)       (.31)       (.14)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.19)        (.18)      (1.14)       (.63)       (.33)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.74            $9.41        $7.54      $10.41      $11.31      $11.02
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.25%           27.54%      (26.12%)      1.92%       8.52%       8.86%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.19%(b)         1.21%        1.19%       1.17%       1.19%       1.29%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .83%(b)         1.79%        2.32%       1.89%       1.87%       1.51%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $142             $163         $145        $198        $189        $153
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%              26%          34%         27%         24%         15%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
56  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS C                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.41            $7.55       $10.41      $11.32      $11.03      $10.44
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .17          .23         .23         .20         .13
Net gains (losses) (both realized and
 unrealized)                                               .36             1.88        (2.91)        .01         .73         .79
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .40             2.05        (2.68)        .24         .93         .92
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.19)        (.16)       (.36)       (.33)       (.19)
Distributions from realized gains                           --               --         (.02)       (.79)       (.31)       (.14)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.19)        (.18)      (1.15)       (.64)       (.33)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.74            $9.41        $7.55      $10.41      $11.32      $11.03
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.27%           27.45%      (25.99%)      1.85%       8.53%       8.86%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.19%(b)         1.20%        1.19%       1.17%       1.19%       1.30%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .83%(b)         1.92%        2.45%       1.97%       1.91%       1.52%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $72              $61          $33         $36         $27         $18
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%              26%          34%         27%         24%         15%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS R4                                             JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.45            $7.57       $10.45      $11.34      $11.04      $10.47
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .08              .26          .33         .36         .33         .26
Net gains (losses) (both realized and
 unrealized)                                               .36             1.88        (2.92)        .00(c)      .70         .75
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .44             2.14        (2.59)        .36        1.03        1.01
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)            (.26)        (.27)       (.46)       (.42)       (.30)
Distributions from realized gains                           --               --         (.02)       (.79)       (.31)       (.14)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.11)            (.26)        (.29)      (1.25)       (.73)       (.44)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.78            $9.45        $7.57      $10.45      $11.34      $11.04
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.68%           28.70%      (25.22%)      2.99%       9.58%       9.80%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .35%(b)          .35%         .35%        .35%        .28%        .37%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .35%(b)          .35%         .06%        .14%        .28%        .37%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.68%(b)         2.96%        3.50%       3.12%       3.02%       2.34%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1              $--          $--         $--         $--         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%              26%          34%         27%         24%         15%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) Rounds to less than $0.01 per share.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  57

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Columbia Portfolio Builder Moderate Aggressive Fund


                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS A                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.03            $7.01       $10.48      $11.73      $11.34      $10.50
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .18          .23         .24         .25         .17
Net gains (losses) (both realized and
 unrealized)                                               .36             2.02        (3.46)       (.01)        .91        1.05
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .41             2.20        (3.23)        .23        1.16        1.22
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)            (.18)        (.22)       (.40)       (.38)       (.22)
Distributions from realized gains                           --               --         (.02)      (1.08)       (.39)       (.16)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.06)            (.18)        (.24)      (1.48)       (.77)       (.38)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.38            $9.03        $7.01      $10.48      $11.73      $11.34
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.55%           31.56%      (31.15%)      1.57%      10.40%      11.72%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .47%(b)          .49%         .47%        .43%        .46%        .56%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.04%(b)         2.16%        2.51%       2.04%       2.01%       1.69%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $897             $849         $645        $881        $801        $550
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5%              28%          33%         33%         29%         20%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS B                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                      $8.99           $6.98       $10.43      $11.68      $11.30      $10.47
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .01             .11          .16         .15         .10         .07
Net gains (losses) (both realized and
 unrealized)                                                .36            2.02        (3.44)       (.01)        .96        1.06
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .37            2.13        (3.28)        .14        1.06        1.13
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.03)           (.12)        (.15)       (.31)       (.29)       (.14)
Distributions from realized gains                            --              --         (.02)      (1.08)       (.39)       (.16)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.03)           (.12)        (.17)      (1.39)       (.68)       (.30)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $9.33           $8.99        $6.98      $10.43      $11.68      $11.30
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              4.07%          30.56%      (31.65%)       .81%       9.54%      10.90%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                          1.23%(b)          1.26%        1.23%       1.19%       1.22%       1.32%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             .28%(b)          1.31%        1.69%       1.23%       1.21%        .91%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $125            $144         $130        $199        $202        $154
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      5%             28%          33%         33%         29%         20%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
58  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS C                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $8.97            $6.98       $10.43      $11.68      $11.30      $10.47
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01              .12          .16         .16         .12         .07
Net gains (losses) (both realized and
 unrealized)                                               .37             1.99        (3.44)       (.01)        .95        1.06
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .38             2.11        (3.28)        .15        1.07        1.13
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)            (.12)        (.15)       (.32)       (.30)       (.14)
Distributions from realized gains                           --               --         (.02)      (1.08)       (.39)       (.16)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.03)            (.12)        (.17)      (1.40)       (.69)       (.30)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.32            $8.97        $6.98      $10.43      $11.68      $11.30
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.21%           30.37%      (31.63%)       .85%       9.57%      10.91%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.22%(b)         1.25%        1.22%       1.19%       1.22%       1.32%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .29%(b)         1.48%        1.79%       1.33%       1.27%        .93%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $51              $45          $26         $33         $26         $15
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5%              28%          33%         33%         29%         20%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS R4                                             JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.04            $7.02       $10.50      $11.75      $11.35      $10.50
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .19          .27         .29         .28         .19
Net gains (losses) (both realized and
 unrealized)                                               .37             2.02        (3.47)       (.02)        .91        1.06
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .42             2.21        (3.20)        .27        1.19        1.25
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.19)        (.26)       (.44)       (.40)       (.24)
Distributions from realized gains                           --               --         (.02)      (1.08)       (.39)       (.16)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.19)        (.28)      (1.52)       (.79)       (.40)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.39            $9.04        $7.02      $10.50      $11.75      $11.35
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.61%           31.73%      (30.91%)      1.86%      10.69%      12.02%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .35%(b)          .35%         .35%        .34%        .31%        .39%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .35%(b)          .35%         .09%        .16%        .31%        .39%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.16%(b)         2.30%        2.88%       2.41%       2.14%       1.69%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1           $1          $1         $--         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5%              28%          33%         33%         29%         20%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  59

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Columbia Portfolio Builder Aggressive Fund


                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS A                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $8.62            $6.49       $10.46      $12.20      $11.66      $10.53
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .15          .17         .19         .19         .12
Net gains (losses) (both realized and
 unrealized)                                               .36             2.14        (3.98)       (.14)       1.18        1.37
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .38             2.29        (3.81)        .05        1.37        1.49
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.16)        (.12)       (.39)       (.35)       (.17)
Distributions from realized gains                           --               --         (.04)      (1.40)       (.48)       (.19)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.16)        (.16)      (1.79)       (.83)       (.36)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.00            $8.62        $6.49      $10.46      $12.20      $11.66
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.41%           35.27%      (36.52%)      (.31%)     11.85%      14.26%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .50%(b)          .53%         .51%        .46%        .49%        .61%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .50%(b)          .51%         .50%        .46%        .49%        .59%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .50%(b)         1.92%        1.83%       1.53%       1.47%       1.10%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $430             $412         $295        $429        $400        $275
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%              28%          35%         40%         40%         24%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS B                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $8.57            $6.46       $10.38      $12.11      $11.59      $10.48
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             .08          .09         .09         .02         .03
Net gains (losses) (both realized and
 unrealized)                                               .36             2.12        (3.93)       (.13)       1.24        1.37
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .35             2.20        (3.84)       (.04)       1.26        1.40
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.09)        (.04)       (.29)       (.26)       (.10)
Distributions from realized gains                           --               --         (.04)      (1.40)       (.48)       (.19)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.09)        (.08)      (1.69)       (.74)       (.29)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.92            $8.57        $6.46      $10.38      $12.11      $11.59
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.08%           34.10%      (37.04%)     (1.02%)     10.97%      13.48%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.26%(b)         1.29%        1.26%       1.22%       1.25%       1.37%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.26%(b)         1.27%        1.26%       1.22%       1.25%       1.37%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.26%)(b)        1.09%         .99%        .74%        .66%        .28%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $60              $70          $57         $95         $98         $79
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%              28%          35%         40%         40%         24%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
60  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS C                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $8.50            $6.42       $10.33      $12.08      $11.58      $10.48
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             .11          .10         .10         .06         .03
Net gains (losses) (both realized and
 unrealized)                                               .36             2.08        (3.92)       (.15)       1.20        1.37
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .35             2.19        (3.82)       (.05)       1.26        1.40
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.11)        (.05)       (.30)       (.28)       (.11)
Distributions from realized gains                           --               --         (.04)      (1.40)       (.48)       (.19)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.11)        (.09)      (1.70)       (.76)       (.30)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.85            $8.50        $6.42      $10.33      $12.08      $11.58
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.12%           34.07%      (37.00%)     (1.06%)     11.00%      13.40%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.26%(b)         1.28%        1.26%       1.21%       1.25%       1.38%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.26%(b)         1.26%        1.25%       1.21%       1.25%       1.37%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.26%)(b)        1.37%        1.09%        .83%        .72%        .32%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $27              $27          $11         $15         $12          $7
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%              28%          35%         40%         40%         24%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS R4                                             JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $8.63            $6.50       $10.48      $12.23      $11.68      $10.53
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .17          .22         .28         .22         .12
Net gains (losses) (both realized and
 unrealized)                                               .36             2.13        (4.01)       (.20)       1.17        1.39
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .39             2.30        (3.79)        .08        1.39        1.51
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.17)        (.15)       (.43)       (.36)       (.17)
Distributions from realized gains                           --               --         (.04)      (1.40)       (.48)       (.19)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.17)        (.19)      (1.83)       (.84)       (.36)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.02            $8.63        $6.50      $10.48      $12.23      $11.68
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.52%           35.36%      (36.20%)      (.09%)     12.04%      14.46%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .36%(b)          .36%         .36%        .35%        .33%        .44%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .36%(b)          .36%         .11%        .18%        .33%        .42%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .63%(b)         2.13%        2.57%       2.29%       1.60%        .95%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--         $--         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%              28%          35%         40%         40%         24%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  61

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Columbia Portfolio Builder Total Equity Fund


                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS A                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $8.20            $6.03       $10.53      $12.61      $11.99      $10.55
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.00)(a)          .11          .11         .12         .14         .07
Net gains (losses) (both realized and
 unrealized)                                               .36             2.23        (4.51)       (.26)       1.40        1.71
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .36             2.34        (4.40)       (.14)       1.54        1.78
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.17)        (.04)       (.34)       (.33)       (.13)
Distributions from realized gains                           --               --         (.06)      (1.60)       (.59)       (.21)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         --             (.17)        (.10)      (1.94)       (.92)       (.34)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.56            $8.20        $6.03      $10.53      $12.61      $11.99
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.39%           38.93%      (41.88%)     (2.04%)     13.02%      16.99%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .51%(c)          .55%         .52%        .46%        .49%        .62%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .51%(c)          .51%         .51%        .46%        .49%        .59%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.04%)(c)        1.50%        1.18%        .93%        .88%        .53%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $355             $348         $246        $384        $364        $231
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3%              25%          28%         31%         27%         17%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS B                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $8.16            $5.97       $10.44      $12.52      $11.91      $10.50
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.03)             .05          .03         .01          --        (.03)
Net gains (losses) (both realized and
 unrealized)                                               .36             2.21        (4.44)       (.26)       1.44        1.71
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .33             2.26        (4.41)       (.25)       1.44        1.68
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.07)          --        (.23)       (.24)       (.06)
Distributions from realized gains                           --               --         (.06)      (1.60)       (.59)       (.21)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         --             (.07)        (.06)      (1.83)       (.83)       (.27)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.49            $8.16        $5.97      $10.44      $12.52      $11.91
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.04%           37.90%      (42.30%)     (2.86%)     12.25%      16.11%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.27%(c)         1.31%        1.28%       1.22%       1.25%       1.38%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.27%(c)         1.27%        1.27%       1.22%       1.25%       1.37%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.80%)(c)         .65%         .32%        .11%        .06%       (.29%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $47              $56          $46         $85         $91         $68
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3%              25%          28%         31%         27%         17%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
62  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS C                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $8.08            $5.94       $10.39      $12.49      $11.90      $10.50
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.03)             .08          .04         .03          --        (.03)
Net gains (losses) (both realized and
 unrealized)                                               .36             2.17        (4.43)       (.27)       1.44        1.71
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .33             2.25        (4.39)       (.24)       1.44        1.68
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.11)          --        (.26)       (.26)       (.07)
Distributions from realized gains                           --               --         (.06)      (1.60)       (.59)       (.21)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         --             (.11)        (.06)      (1.86)       (.85)       (.28)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.41            $8.08        $5.94      $10.39      $12.49      $11.90
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.08%           37.90%      (42.31%)     (2.87%)     12.25%      16.10%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.27%(c)         1.29%        1.27%       1.22%       1.25%       1.38%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.26%(c)         1.26%        1.26%       1.22%       1.25%       1.37%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.79%)(c)        1.08%         .43%        .24%        .15%       (.21%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $26              $26           $9         $14         $11          $6
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3%              25%          28%         31%         27%         17%
--------------------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS R4                                             JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $8.23            $6.05       $10.57      $12.65      $12.01      $10.55
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(a)           .15          .13         .15         .16         .09
Net gains (losses) (both realized and
 unrealized)                                               .36             2.22        (4.52)       (.26)       1.41        1.71
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .36             2.37        (4.39)       (.11)       1.57        1.80
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.19)        (.07)       (.37)       (.34)       (.13)
Distributions from realized gains                           --               --         (.06)      (1.60)       (.59)       (.21)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         --             (.19)        (.13)      (1.97)       (.93)       (.34)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.59            $8.23        $6.05      $10.57      $12.65      $12.01
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.37%           39.18%      (41.58%)     (1.78%)     13.27%      17.23%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .36%(c)          .36%         .36%        .35%        .33%        .46%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .36%(c)          .36%         .11%        .16%        .33%        .42%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .11%(c)         1.93%        1.43%       1.17%        .91%        .51%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--         $--         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3%              25%          28%         31%         27%         17%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to less than $0.01 per share.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF JULY 31, 2010)

1. ORGANIZATION

Each Fund is a series of RiverSource Market Advantage Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management) (formerly known as RiverSource Investments, LLC) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the Funds.

The primary investments of each Fund are as follows:

Columbia Portfolio Builder Conservative Fund (formerly RiverSource Portfolio Builder Conservative Fund) (Conservative Fund) - invests primarily in underlying funds that invest in fixed income securities.

Columbia Portfolio Builder Moderate Conservative Fund (formerly RiverSource Portfolio Builder Moderate Conservative Fund) (Moderate Conservative
Fund) - invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.

Columbia Portfolio Builder Moderate Fund (formerly RiverSource Portfolio Builder Moderate Fund) (Moderate Fund) -- invests in a balance of underlying fixed income securities and underlying funds that invest in equity securities.

Columbia Portfolio Builder Moderate Aggressive Fund (formerly RiverSource Portfolio Builder Moderate Aggressive Fund) (Moderate Aggressive Fund) - invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.

Columbia Portfolio Builder Aggressive Fund (formerly RiverSource Portfolio Builder Aggressive Fund) (Aggressive Fund) -- invests primarily in underlying funds that invest in equity securities and also invests a small amount in fixed income securities.

Columbia Portfolio Builder Total Equity Fund (formerly RiverSource Portfolio Builder Total Equity Fund) (Total Equity Fund) - invests primarily in underlying funds that invest in equity securities.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Effective Sept. 7, 2010, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except that (i) dividend and/or capital gain distributions may continue to be reinvested in Class B shares of the Fund and (ii) shareholders invested in Class B shares of the Fund may exchange those shares for Class B shares of other Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds offering such shares.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
64  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

VALUATION OF INVESTMENTS
Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for Conservative Fund, Moderate Conservative Fund, Moderate Fund and Moderate Aggressive Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for Aggressive Fund and Total Equity Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

3. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc., parent company of the Investment Manager, an annual fee for administration and accounting services equal to 0.02% of each Fund's average daily net assets.

COMPENSATION OF BOARD MEMBERS
Compensation to board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund paid the Transfer Agent an annual account-based fee for this service as follows:

FUND                                                                  CLASS A  CLASS B  CLASS C
-----------------------------------------------------------------------------------------------
Conservative Fund                                                      $20.50   $21.50   $21.00
Moderate Conservative Fund                                              20.50    21.50    21.00
Moderate Fund                                                           19.50    20.50    20.00
Moderate Aggressive Fund                                                19.50    20.50    20.00
Aggressive Fund                                                         19.50    20.50    20.00
Total Equity Fund                                                       19.50    20.50    20.00




--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  65

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

The Transfer Agent also charged an annual fee of $3 per account serviced directly by each Fund or their designated agent for Class A, Class B and Class C shares. Each Fund also paid the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charged an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. The Transfer Agent also received reimbursement for certain out-of-pocket expenses. These fees are included in the transfer agency fees in the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund paid an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                                                  CLASS B       CLASS C
--------------------------------------------------------------------------------------------
Conservative Fund                                                   $2,190,000    $  181,000
Moderate Conservative Fund                                           3,127,000       275,000
Moderate Fund                                                        8,071,000     1,562,000
Moderate Aggressive Fund                                             6,749,000     1,175,000
Aggressive Fund                                                      3,112,000       176,000
Total Equity Fund                                                    2,647,000     1,384,000


These amounts are based on the most recent information available as of April 30, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Funds' shares for the six months ended July 31, 2010, are as follows:

FUND                                                                 CLASS A   CLASS B  CLASS C
-----------------------------------------------------------------------------------------------
Conservative Fund                                                  $  253,798  $ 8,099   $4,029
Moderate Conservative Fund                                            455,336   16,789    3,409
Moderate Fund                                                       1,645,496   46,951    9,213
Moderate Aggressive Fund                                            1,680,411   63,787    4,598
Aggressive Fund                                                       785,878   49,531    4,570
Total Equity Fund                                                     513,821   27,544    2,037


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended July 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) were as follows:

FUND                                                                  CLASS A  CLASS B  CLASS C
-----------------------------------------------------------------------------------------------
Total Equity Fund                                                       0.51%    1.27%    1.26%


The waived/reimbursed fees and expenses for transfer agency fees at the class level were as follows:

FUND                                                                  CLASS A  CLASS B  CLASS C
-----------------------------------------------------------------------------------------------
Total Equity Fund                                                       $741     $723     $711




--------------------------------------------------------------------------------
66  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses on each Fund until March 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of underlying funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.26% for Class C, and 0.44% for Class R4 of each class' average daily net assets.

4. SECURITIES TRANSACTIONS

For the six months ended July 31, 2010, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund were as follows:

FUND                                                                   PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
Conservative Fund                                                     $28,658,113  $18,026,586
Moderate Conservative Fund                                             51,710,194   37,381,568
Moderate Fund                                                          91,443,102   47,935,064
Moderate Aggressive Fund                                               55,915,847   60,185,957
Aggressive Fund                                                        22,192,538   34,009,947
Total Equity Fund                                                      14,228,794   36,114,125


Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for each Fund for the periods indicated were as follows:

                                   CONSERVATIVE FUND            MODERATE CONSERVATIVE FUND             MODERATE FUND
                            -------------------------------  -------------------------------  -------------------------------
                            SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                              JULY 31, 2010   JAN. 31, 2010    JULY 31, 2010   JAN. 31, 2010    JULY 31, 2010   JAN. 31, 2010
-----------------------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------------------
Sold                            3,352,513        7,586,457       5,359,393       10,645,054       14,079,077      28,997,132
Converted from Class B*           749,290          770,070       1,057,188        1,034,363        2,855,291       2,535,190
Reinvested distributions          153,400          460,628         372,963          858,624        1,069,234       2,611,973
Redeemed                       (2,624,466)      (6,682,680)     (4,380,722)      (9,663,024)     (11,467,702)    (22,761,740)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         1,630,737        2,134,475       2,408,822        2,875,017        6,535,900      11,382,555
-----------------------------------------------------------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------------------------------------------------------
Sold                              490,152        1,602,933         692,569        1,899,228        2,025,556       5,104,572
Reinvested distributions           16,289           73,254          41,619          123,885          121,093         386,056
Converted to Class A*            (751,535)        (772,541)     (1,060,398)      (1,037,776)      (2,869,949)     (2,549,545)
Redeemed                         (620,090)      (1,801,747)       (861,539)      (2,317,452)      (2,024,512)     (4,785,727)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)          (865,184)        (898,101)     (1,187,749)      (1,332,115)      (2,747,812)     (1,844,644)
-----------------------------------------------------------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------------------------------------------------------
Sold                              544,979        1,166,632         645,439        1,277,816        1,621,277       3,048,469
Reinvested distributions            8,625           28,350          19,435           42,731           47,394         111,733
Redeemed                         (271,380)        (557,713)       (383,880)        (555,940)        (694,187)     (1,162,144)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)           282,224          637,269         280,994          764,607          974,484       1,998,058
-----------------------------------------------------------------------------------------------------------------------------
Class R4
-----------------------------------------------------------------------------------------------------------------------------
Sold                                  808           17,684             281              111           38,076          15,872
Reinvested distributions               57              198              26               53              316             401
Redeemed                               --          (13,300)             (7)            (324)             (32)         (3,240)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)               865            4,582             300             (160)          38,360          13,033
-----------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  67

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

                                MODERATE AGGRESSIVE FUND             AGGRESSIVE FUND                 TOTAL EQUITY FUND
                            -------------------------------  -------------------------------  -------------------------------
                            SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                              JULY 31, 2010   JAN. 31, 2010    JULY 31, 2010   JAN. 31, 2010    JULY 31, 2010   JAN. 31, 2010
-----------------------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------------------
Sold                             9,669,404      19,300,216       4,181,281        9,520,333       2,715,408        7,380,226
Fund merger                            N/A         431,752             N/A        1,171,548             N/A        2,309,590
Converted from Class B*          2,295,783       2,147,424       1,132,185          990,039         946,813          937,433
Reinvested distributions           596,467       1,911,769              --          844,329              --          880,982
Redeemed                       (10,868,046)    (21,688,074)     (5,313,213)     (10,129,940)     (4,705,236)      (9,822,692)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)          1,693,608       2,103,087             253        2,396,309      (1,043,015)       1,685,539
-----------------------------------------------------------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------------------------------------------------------
Sold                             1,456,462       3,313,238         562,257        1,580,428         315,793        1,067,141
Fund merger                            N/A          97,414             N/A          346,568             N/A          600,862
Reinvested distributions            42,217         219,603              --           83,716              --           58,468
Converted to Class A*           (2,308,078)     (2,157,635)     (1,142,308)        (998,694)       (955,656)        (949,803)
Redeemed                        (1,789,289)     (4,097,794)       (811,328)      (1,693,546)       (699,007)      (1,532,496)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         (2,598,688)     (2,625,174)     (1,391,379)        (681,528)     (1,338,870)        (755,828)
-----------------------------------------------------------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------------------------------------------------------
Sold                               967,930       1,729,833         392,459          991,332         226,007          602,942
Fund merger                            N/A         486,263             N/A          969,859             N/A        1,506,477
Reinvested distributions            14,400          61,845              --           32,235              --           29,648
Redeemed                          (489,782)     (1,052,409)       (473,910)        (601,159)       (318,505)        (517,212)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)            492,548       1,225,532         (81,451)       1,392,267         (92,498)       1,621,855
-----------------------------------------------------------------------------------------------------------------------------
Class R4
-----------------------------------------------------------------------------------------------------------------------------
Sold                                 9,327          21,925           6,289           56,934           1,706           17,053
Reinvested distributions               679           1,929              --              622              --              413
Redeemed                           (11,944)        (10,202)         (8,083)         (33,951)           (983)          (2,096)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)             (1,938)         13,652          (1,794)          23,605             723           15,370
-----------------------------------------------------------------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUND

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At July 31, 2010, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

Conservative Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
Columbia Limited Duration Credit Fund                                            8.61%


Moderate Conservative Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
Columbia Limited Duration Credit Fund                                            8.06%
RiverSource Real Estate Fund                                                     5.64
Columbia Global Bond Fund                                                        5.44




--------------------------------------------------------------------------------
68  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Moderate Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Real Estate Fund                                                      15.76%
RiverSource Partners International Select Growth Fund                             12.79
Columbia Global Bond Fund                                                         11.45
Columbia Income Opportunities Fund                                                 9.34
RiverSource Partners Fundamental Value Fund                                        8.56
Columbia Inflation Protected Securities Fund                                       8.48
Columbia Frontier Fund                                                             8.21
Threadneedle International Opportunity Fund                                        7.75
Columbia Diversified Bond Fund                                                     6.84
Columbia U.S. Government Mortgage Fund                                             6.76
Columbia Large Growth Quantitative Fund                                            6.74
Columbia Multi-Advisor International Value Fund                                    6.69
RiverSource Partners International Small Cap Fund                                  6.68


Moderate Aggressive Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Partners International Select Growth Fund                             14.32%
RiverSource Real Estate Fund                                                      12.81
RiverSource Partners Fundamental Value Fund                                        9.61
Columbia Frontier Fund                                                             9.20
Threadneedle International Opportunity Fund                                        8.68
Columbia Large Growth Quantitative Fund                                            7.57
Columbia Multi-Advisor International Value Fund                                    7.48
RiverSource Partners International Small Cap Fund                                  7.42
RiverSource LaSalle Monthly Dividend Real Estate Fund                              6.75
Columbia Global Bond Fund                                                          6.65
Columbia Income Opportunities Fund                                                 5.44
Columbia Recovery and Infrastructure Fund                                          5.35


Aggressive Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate Fund                                       19.38%
RiverSource Partners International Select Growth Fund                              8.55
RiverSource Real Estate Fund                                                       6.71
RiverSource Partners Fundamental Value Fund                                        5.73
Columbia Frontier Fund                                                             5.52
Threadneedle International Opportunity Fund                                        5.18


Total Equity Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate Fund                                       25.86%
RiverSource Partners International Select Growth Fund                              8.45
RiverSource Partners Fundamental Value Fund                                        5.67
RiverSource Real Estate Fund                                                       5.62
Columbia Frontier Fund                                                             5.46
Threadneedle International Opportunity Fund                                        5.12


7. FUND MERGERS

Moderate Aggressive Fund

At the close of business on Aug. 14, 2009, Moderate Aggressive Fund acquired the assets and assumed the identified liabilities of Seligman Asset Allocation Balanced Fund. The reorganization was completed after shareholders approved the plan on June 2, 2009.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  69

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

The aggregate net assets of Moderate Aggressive Fund immediately before the acquisition were $972,732,835 and the combined net assets immediately after the acquisition were $981,404,813.

The merger was accomplished by a tax-free exchange of 1,983,274 shares of Seligman Asset Allocation Balanced Fund valued at $8,671,978.

In exchange for Seligman Asset Allocation Balanced Fund shares and net assets, Moderate Aggressive Fund issued the following number of shares:

                                                                                 SHARES
---------------------------------------------------------------------------------------
Class A                                                                         431,752
Class B                                                                          97,414
Class C                                                                         486,263


For financial reporting purposes, net assets received and shares issued by Moderate Aggressive Fund were recorded at fair value; however, Seligman Asset Allocation Balanced Fund's cost of investments was carried forward to align ongoing reporting of Moderate Aggressive Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of Seligman Asset Allocation Balanced Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                 UNDISTRIBUTED
   TOTAL        CAPITAL       UNREALIZED     ACCUMULATED NET    NET INVESTMENT
NET ASSETS       STOCK       DEPRECIATION     REALIZED LOSS         INCOME
------------------------------------------------------------------------------
$8,671,978    $13,646,472      $(90,954)       $(4,891,797)         $8,257


The financial statements reflect the operations of Moderate Aggressive Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Asset Allocation Balanced Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on Feb. 1, 2009, Moderate Aggressive Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended Jan. 31, 2010 would have been $19.0 million, $(74.9) million, and $248.0 million, respectively.

Aggressive Fund

At the close of business on Aug. 14, 2009, Aggressive Fund acquired the assets and assumed the identified liabilities of Seligman Asset Allocation Moderate Growth Fund. The reorganization was completed after shareholders approved the plan on June 29, 2009.

The aggregate net assets of Aggressive Fund immediately before the acquisition were $460,056,138 and the combined net assets immediately after the acquisition were $480,153,040.

The merger was accomplished by a tax-free exchange of 4,179,370 shares of Seligman Asset Allocation Moderate Growth Fund valued at $20,096,902.

In exchange for Seligman Asset Allocation Moderate Growth Fund shares and net assets, Aggressive Fund issued the following number of shares:

                                                                                 SHARES
----------------------------------------------------------------------------------------
Class A                                                                        1,171,548
Class B                                                                          346,568
Class C                                                                          969,859


For financial reporting purposes, net assets received and shares issued by Aggressive Fund were recorded at fair value; however, Seligman Asset Allocation Moderate Growth Fund's cost of investments was carried forward to align ongoing reporting of Aggressive Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.


--------------------------------------------------------------------------------
70  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The components of Seligman Asset Allocation Moderate Growth Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                      EXCESS OF
                                                                 DISTRIBUTIONS OVER
   TOTAL         CAPITAL       UNREALIZED     ACCUMULATED NET      NET INVESTMENT
 NET ASSETS       STOCK       DEPRECIATION     REALIZED LOSS           INCOME
-----------------------------------------------------------------------------------
$20,096,902    $28,424,829     $(2,152,302)     $(6,175,266)            $(359)


The financial statements reflect the operations of Aggressive Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Asset Allocation Moderate Growth Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on Feb. 1, 2009, Aggressive Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended Jan. 31, 2010 would have been $8.0 million, $(40.7) million and $133.7 million, respectively.

Total Equity Fund

At the close of business on Aug. 14, 2009, Total Equity Fund acquired the assets and assumed the identified liabilities of Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Aggressive Growth Fund. The reorganizations were completed after shareholders approved the plan on June 29, 2009.

The aggregate net assets of Total Equity Fund immediately before the acquisition were $383,589,201 and the combined net assets immediately after the acquisition were $417,393,250.

The mergers were accomplished by the following tax-free exchange:

                                                             SHARES   VALUE OF SHARES   SHARES ISSUED BY
                                                           EXCHANGED     EXCHANGED     TOTAL EQUITY FUND
--------------------------------------------------------------------------------------------------------
Seligman Asset Allocation Growth Fund
    Class A                                                2,051,284    $10,207,422        1,325,265
    Class B                                                  600,770      2,773,368          363,406
    Class C                                                1,627,632      7,514,573          990,480
--------------------------------------------------------------------------------------------------------
Seligman Asset Allocation Aggressive Growth Fund
    Class A                                                1,343,720    $ 7,581,559          984,325
    Class B                                                  341,892      1,811,942          237,456
    Class C                                                  738,794      3,915,185          515,997


For financial reporting purposes, net assets received and shares issued by Total Equity Fund were recorded at fair value; however, Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Aggressive Growth Fund's cost of investments were carried forward to align ongoing reporting of Total Equity Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of net assets for each of the acquired funds (after adjustments for any permanent book-to-tax differences) at the merger date were as follows:

                                                                                                    UNDISTRIBUTED
                                                                                                      (EXCESS OF
                                                                                                 DISTRIBUTIONS OVER)
                                           TOTAL       CAPITAL     UNREALIZED   ACCUMULATED NET     NET INVESTMENT
                                         NET ASSETS     STOCK     DEPRECIATION   REALIZED LOSS          INCOME
--------------------------------------------------------------------------------------------------------------------
Seligman Asset Allocation Growth Fund   $20,495,363  $27,964,509   $(2,644,422)   $(4,824,389)          $(335)
Seligman Asset Allocation Aggressive
  Growth Fund                            13,308,686   17,081,457    (1,536,074)    (2,236,698)              1
--------------------------------------------------------------------------------------------------------------------
Total                                   $33,804,049  $45,045,966   $(4,180,496)   $(7,061,087)          $(334)


The financial statements reflect the operations of Total Equity Fund for the period prior to the mergers and the combined fund for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of

--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  71

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Aggressive Growth Fund that have been included in the combined Fund's Statement of Operations since the mergers were completed. Assuming the mergers had been completed on Feb. 1, 2009, Total Equity Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended Jan. 31, 2010 would have been $5.1 million, $(46.6) million and $127.2 million, respectively.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of short-term capital gains earned in the underlying affiliated funds, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund.

For federal income tax purposes, each fund had a capital loss carry-over at Jan. 31, 2010 that if not offset by capital gains will expire as follows:

FUND                                                                    2017          2018
---------------------------------------------------------------------------------------------
Conservative Fund                                                    $       --   $ 4,265,389
Moderate Conservative Fund                                            1,062,939    15,811,121
Moderate Fund                                                         7,597,638    37,758,600
Moderate Aggressive Fund                                              4,898,399    57,879,727
Aggressive Fund                                                       6,629,032    28,221,611
Total Equity Fund                                                     7,784,164    30,165,767


As a result of the mergers (Note 7), Moderate Aggressive Fund, Aggressive Fund, and Total Equity Fund acquired capital loss carry-overs of $2,900,482, $3,692,558, and $3,996,253, respectively. In addition to the acquired capital loss carry-overs, Moderate Aggressive Fund, Aggressive Fund, and Total Equity Fund also acquired unrealized capital gains as a result of the mergers. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2009 and their fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Jan. 31, 2010, post-October losses that are treated as occurring on Feb. 1, 2010 were as follows:

FUND                                                                      POST-OCTOBER LOSS
-------------------------------------------------------------------------------------------
Conservative Fund                                                             $  163,269
Moderate Conservative Fund                                                       581,258
Moderate Fund                                                                  3,248,457
Moderate Aggressive Fund                                                       5,364,447
Aggressive Fund                                                                3,029,012
Total Equity Fund                                                              4,197,282


For the year ended Jan. 31, 2010, Moderate Aggressive Fund had $1,078,693 of capital loss carry-over expire unused. It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that the Funds will be able to utilize all of their capital loss carry-overs before they expire.

9. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.


--------------------------------------------------------------------------------
72  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  73

APPROVAL OF INVESTMENT MANAGEMENT SERVICES

AGREEMENT ----------------------------------------------------------------------


Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the Columbia Portfolio Builder Series Funds (each, a "Series Fund" and collectively, the "Series Funds"). Under an investment management services agreement with respect to each Series Fund (each, an "IMS Agreement"), Columbia Management provides investment advice and other services to each of the Series Funds and funds branded Columbia, RiverSource, Seligman and Threadneedle.

On an annual basis, each Series Fund's Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to each Series Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and each Series Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue each IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Series Funds' operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to each Series Fund. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under each IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Series Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each Series Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each of the Series Fund, the performance of a benchmark index, the percentage ranking of each Series Fund

--------------------------------------------------------------------------------
74  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


among its comparison group and the net assets of each Series Fund. The Board observed that: (i) for Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Total Equity Fund, the investment performance met expectations; (ii) for Columbia Portfolio Builder Aggressive Fund, the investment performance was appropriate in light of the particular management style, and (iii) for Columbia Portfolio Builder Conservative Fund, the investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team. Further, the Board observed measures taken to address the Fund's performance, including the anticipated change in portfolio managers for the Series Funds. In this regard, the Board reviewed a detailed report illustrating the performance and track record of the new portfolio managers expected to assume responsibilities for each Series Fund upon the close of the Columbia Transaction.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Series
Funds: The Board reviewed comparative fees and the costs of services to be provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Series Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the legacy RiverSource Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each of the Funds, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board noted the rationale for according weight to each Series Fund's direct expenses, as opposed to its total expense ratios (i.e., direct expenses plus the expenses incurred by the underlying Funds in which each Series Fund invests). In this regard, the Board noted that for (i) Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Fund, the direct expenses were less than the median direct expenses of the Fund's peer group and that its direct expenses do not include any advisory fees; and (ii) Columbia Portfolio Builder Aggressive Fund and Columbia Portfolio Builder Total Equity Fund, the direct expenses approximated the median direct expenses of the Fund's peer group and that its direct expenses do not include any advisory fees.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of legacy various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the legacy RiverSource funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the Series Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating each of the Series Funds, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: Given that the Series Funds do not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the Series Funds.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for each Series Fund for an additional annual period.


--------------------------------------------------------------------------------
                 COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT  75

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
76  COLUMBIA PORTFOLIO BUILDER SERIES -- 2010 SEMIANNUAL REPORT

(COLUMBIA MANAGEMENT LOGO)

COLUMBIA PORTFOLIO BUILDER SERIES (FORMERLY RIVERSOURCE PORTFOLIO BUILDER
SERIES)
P.O. BOX 8081
BOSTON, MA 02266-8081
COLUMBIAMANAGEMENT.COM

This report must be accompanied or preceded by the Fund's current prospectus. The Funds are distributed by Columbia
Management Investment Distributors, Inc. member FINRA and managed by Columbia Management Investment Advisers, LLC.
(C)2010 Columbia Management Investment Advisers, LLC. All rights reserved.
                                                                 S-6293 H (9/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
S&P 500 INDEX FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JULY 31, 2010

RIVERSOURCE S&P 500 INDEX FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   23

Statement of Operations............   24

Statements of Changes in Net
  Assets...........................   25

Financial Highlights...............   26

Notes to Financial Statements......   28

Approval of Investment Management
  Services Agreement...............   41

Proxy Voting.......................   45



SEE THE FUND'S PROSPECTUS FOR RISKS ASSOCIATED WITH INVESTING IN THE FUND.


--------------------------------------------------------------------------------
2  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource S&P 500 Index Fund (the Fund) Class D shares gained 3.94% for the six months ended July 31, 2010.

> The Fund closely tracked the 3.61% increase of the Fund's benchmark, the Standard & Poor's 500 Index (S&P 500 Index).

> The Lipper S&P 500 Objective Funds Index, representing the Fund's peer group, rose 3.46% during the same six months.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2010)
--------------------------------------------------------------------------------


                               6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------
RiverSource S&P 500 Index
  Fund Class D(**)               +3.94%   +14.02%   -6.87%   -0.44%   -1.25%
-----------------------------------------------------------------------------
  Class E(**)                    +4.21%   +14.11%   -6.65%   -0.22%   -1.00%
-----------------------------------------------------------------------------
S&P 500 Index(1) (unmanaged)     +3.61%   +13.84%   -6.78%   -0.17%   -0.76%
-----------------------------------------------------------------------------
Lipper S&P 500 Objective
  Funds Index(2) (unmanaged)     +3.46%   +13.57%   -6.94%   -0.37%   -1.00%
-----------------------------------------------------------------------------


*   Not annualized.

** Effective Sept. 7, 2010, Class D shares and Class E shares were renamed as Class A and Class Z shares respectively.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.



The indices do not reflect the effects of expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                     RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
           X              Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) is based on the fund's portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.


"Standard & Poor's(R)", "S&P", "S&P 500(R)", and "Standard & Poor's 500(R)" are trademarks of the McGraw-Hill Companies, Inc. These trademarks and service marks have been licensed for use by Ameriprise Financial, Inc. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Funds.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
4  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR BREAKDOWN(1) (at July 31, 2010)
---------------------------------------------------------------------

Consumer Discretionary                     10.2%
------------------------------------------------
Consumer Staples                           11.4%
------------------------------------------------
Energy                                     10.8%
------------------------------------------------
Financials                                 16.4%
------------------------------------------------
Health Care                                11.3%
------------------------------------------------
Industrials                                10.7%
------------------------------------------------
Information Technology                     18.7%
------------------------------------------------
Materials                                   3.5%
------------------------------------------------
Telecommunication Services                  3.0%
------------------------------------------------
Utilities                                   3.7%
------------------------------------------------
Other(2)                                    0.3%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at July 31, 2010)
---------------------------------------------------------------------

Exxon Mobil Corp.                           3.1%
------------------------------------------------
Apple, Inc.                                 2.3%
------------------------------------------------
Microsoft Corp.                             2.0%
------------------------------------------------
The Procter & Gamble Co.                    1.8%
------------------------------------------------
General Electric Co.                        1.7%
------------------------------------------------
IBM Corp.                                   1.7%
------------------------------------------------
Johnson & Johnson                           1.6%
------------------------------------------------
JPMorgan Chase & Co.                        1.6%
------------------------------------------------
AT&T, Inc.                                  1.5%
------------------------------------------------
Chevron Corp.                               1.5%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                     RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including redemption fees; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not


--------------------------------------------------------------------------------
6  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 FEB. 1, 2010  JULY 31, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class D
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,039.40        $2.95(c)        .58%(c)
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.04        $2.92(c)        .58%(c)
------------------------------------------------------------------------------------------

Class E
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,042.10        $2.24           .44%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.74        $2.22           .44%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended July 31, 2010: +3.94% for Class D and +4.21% for Class E.
(c) Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.57% for Class D. Any amounts waived will not be reimbursed by the Fund. This change was effective April 1, 2010. Had this change been in place for the entire six month period ended July 31, 2010, the actual expenses paid would have been $2.90 for Class D; the hypothetical expenses paid would have been $2.87 for Class D. The actual and hypothetical expenses paid for Class E would have been the same as those expenses presented in the table above.


--------------------------------------------------------------------------------
                     RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JULY 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.8%)
General Dynamics Corp.                                  4,704                $288,120
Goodrich Corp.                                          1,519(d)              110,690
Honeywell International, Inc.                           9,362                 401,255
ITT Corp.                                               2,243                 105,690
L-3 Communications Holdings, Inc.                       1,396                 101,964
Lockheed Martin Corp.                                   3,806                 286,021
Northrop Grumman Corp.                                  3,696                 216,733
Precision Castparts Corp.                               1,722                 210,411
Raytheon Co.                                            4,626                 214,045
Rockwell Collins, Inc.                                  1,922                 109,862
The Boeing Co.                                          9,259                 630,908
United Technologies Corp.                              11,369                 808,336
                                                                      ---------------
Total                                                                       3,484,035
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.1%)
CH Robinson Worldwide, Inc.                             2,042                 133,138
Expeditors International of Washington, Inc.            2,581(d)              110,054
FedEx Corp.                                             3,843                 317,240
United Parcel Service, Inc., Class B                   12,076                 784,940
                                                                      ---------------
Total                                                                       1,345,372
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines Co.                                  9,071                 109,306
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Johnson Controls, Inc.                                  8,193                 236,041
The Goodyear Tire & Rubber Co.                          2,984(b)               31,839
                                                                      ---------------
Total                                                                         267,880
-------------------------------------------------------------------------------------

AUTOMOBILES (0.5%)
Ford Motor Co.                                         41,562(b,d)            530,747
Harley-Davidson, Inc.                                   2,865(d)               78,014
                                                                      ---------------
Total                                                                         608,761
-------------------------------------------------------------------------------------

BEVERAGES (2.7%)
Brown-Forman Corp., Class B                             1,319(d)               83,374
Coca-Cola Enterprises, Inc.                             3,964                 113,767
Constellation Brands, Inc., Class A                     2,321(b)               39,596
Dr Pepper Snapple Group, Inc.                           3,013                 113,138
Molson Coors Brewing Co., Class B                       1,931                  86,914
PepsiCo, Inc.                                          19,665               1,276,455
The Coca-Cola Co.                                      28,128               1,550,135
                                                                      ---------------
Total                                                                       3,263,379
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.4%)
Amgen, Inc.                                            11,696(b)              637,783
Biogen Idec, Inc.                                       2,973(b,d)            166,131
Celgene Corp.                                           5,615(b)              309,667
Cephalon, Inc.                                            929(b,d)             52,721
Genzyme Corp.                                           3,245(b,d)            225,722
Gilead Sciences, Inc.                                  10,868(b)              362,122
                                                                      ---------------
Total                                                                       1,754,146
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Masco Corp.                                             4,374                  44,965
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.5%)
Ameriprise Financial, Inc.                              3,132(g)              132,765
E*Trade Financial Corp.                                 2,427(b,d)             35,507
Federated Investors, Inc., Class B                      1,090(d)               23,130
Franklin Resources, Inc.                                1,795                 180,541
Invesco Ltd.                                            5,677                 110,929
Janus Capital Group, Inc.                               2,261(d)               23,695
Legg Mason, Inc.                                        2,004                  57,896
Morgan Stanley                                         17,060                 460,449
Northern Trust Corp.                                    2,933                 137,822
State Street Corp.                                      6,141                 239,008
T Rowe Price Group, Inc.                                3,185                 153,613


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CAPITAL MARKETS (CONT.)
The Bank of New York Mellon Corp.                      14,784                $370,635
The Charles Schwab Corp.                               11,938                 176,563
The Goldman Sachs Group, Inc.                           6,300                 950,165
                                                                      ---------------
Total                                                                       3,052,718
-------------------------------------------------------------------------------------

CHEMICALS (2.0%)
Air Products & Chemicals, Inc.                          2,602                 188,853
Airgas, Inc.                                            1,028                  67,118
CF Industries Holdings, Inc.                              888                  72,097
Eastman Chemical Co.                                      866                  54,246
Ecolab, Inc.                                            2,827                 138,269
EI du Pont de Nemours & Co.                            11,033                 448,712
FMC Corp.                                                 887                  55,429
International Flavors & Fragrances, Inc.                  959                  43,519
Monsanto Co.                                            6,654                 384,867
PPG Industries, Inc.                                    2,008                 139,496
Praxair, Inc.                                           3,730                 323,839
Sigma-Aldrich Corp.                                     1,483                  83,196
The Dow Chemical Co.                                   14,068                 384,478
The Sherwin-Williams Co.                                1,144                  79,108
                                                                      ---------------
Total                                                                       2,463,227
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.1%)
BB&T Corp.                                              8,440                 209,565
Comerica, Inc.                                          2,170                  83,241
Fifth Third Bancorp                                     9,683                 123,071
First Horizon National Corp.                            2,788(b,d)             31,978
Huntington Bancshares, Inc.                             8,746                  53,001
KeyCorp                                                10,745                  90,903
M&T Bank Corp.                                          1,028                  89,786
Marshall & Ilsley Corp.                                 6,437(d)               45,252
PNC Financial Services Group, Inc.                      6,415                 380,987
Regions Financial Corp.                                14,526                 106,476
SunTrust Banks, Inc.                                    6,105                 158,425
US Bancorp                                             23,368                 558,495
Wells Fargo & Co.                                      63,538               1,761,908
Zions Bancorporation                                    1,939                  43,026
                                                                      ---------------
Total                                                                       3,736,114
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Avery Dennison Corp.                                    1,338                  47,967
Cintas Corp.                                            1,613                  42,680
Iron Mountain, Inc.                                     2,230(d)               52,784
Pitney Bowes, Inc.                                      2,520(d)               61,513
Republic Services, Inc.                                 3,974                 126,612
RR Donnelley & Sons Co.                                 2,505                  42,259
Stericycle, Inc.                                        1,008(b,d)             63,504
Waste Management, Inc.                                  5,899                 200,272
                                                                      ---------------
Total                                                                         637,591
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.4%)
Cisco Systems, Inc.                                    69,641(b)            1,606,617
Harris Corp.                                            1,574                  70,090
JDS Uniphase Corp.                                      2,762(b)               29,968
Juniper Networks, Inc.                                  6,415(b)              178,209
Motorola, Inc.                                         28,332(b)              212,207
QUALCOMM, Inc.                                         20,023                 762,476
Tellabs, Inc.                                           4,680                  32,666
                                                                      ---------------
Total                                                                       2,892,233
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (4.4%)
Apple, Inc.                                            11,079(b)            2,850,072
Dell, Inc.                                             20,996(b)              277,987
EMC Corp.                                              25,070(b)              496,135
Hewlett-Packard Co.                                    28,501               1,312,186
Lexmark International, Inc., Class A                      977(b,d)             35,905
NetApp, Inc.                                            4,205(b)              177,872
QLogic Corp.                                            1,352(b,d)             21,524
SanDisk Corp.                                           2,791(b)              121,967
Teradata Corp.                                          2,040(b)               64,872
Western Digital Corp.                                   2,817(b)               74,341
                                                                      ---------------
Total                                                                       5,432,861
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                     RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.                                             2,168(d)             $104,692
Jacobs Engineering Group, Inc.                          1,519(b)               55,550
Quanta Services, Inc.                                   2,560(b)               54,989
                                                                      ---------------
Total                                                                         215,231
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials Co.                                    1,535                  69,443
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express Co.                                   14,662                 654,511
Capital One Financial Corp.                             5,581                 236,244
Discover Financial Services                             6,611                 100,950
SLM Corp.                                               5,903(b,d)             70,836
                                                                      ---------------
Total                                                                       1,062,541
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball Corp.                                              1,146                  66,743
Bemis Co., Inc.                                         1,350(d)               40,446
Owens-Illinois, Inc.                                    2,037(b)               56,323
Pactiv Corp.                                            1,618(b)               49,220
Sealed Air Corp.                                        1,954(d)               42,265
                                                                      ---------------
Total                                                                         254,997
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts Co.                                       1,926(d)               82,491
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group, Inc., Class A                             1,530(b)               70,580
DeVry, Inc.                                               758                  40,780
H&R Block, Inc.                                         4,040                  63,347
                                                                      ---------------
Total                                                                         174,707
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.4%)
Bank of America Corp.                                 122,384               1,718,271
Citigroup, Inc.                                       275,730(b)            1,130,493
CME Group, Inc.                                           820                 228,616
IntercontinentalExchange, Inc.                            918(b)               96,959
JPMorgan Chase & Co.                                   48,519               1,954,346
Leucadia National Corp.                                 2,335(b,d)             51,580
Moody's Corp.                                           2,413(d)               56,826
NYSE Euronext                                           3,175                  91,980
The NASDAQ OMX Group, Inc.                              1,798(b)               35,007
                                                                      ---------------
Total                                                                       5,364,078
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
AT&T, Inc.                                             72,083               1,869,834
CenturyLink, Inc.                                       3,665                 130,546
Frontier Communications Corp.                          12,073(d)               92,238
Qwest Communications International, Inc.               18,234                 103,204
Verizon Communications, Inc.                           34,490               1,002,279
Windstream Corp.                                        5,911(d)               67,385
                                                                      ---------------
Total                                                                       3,265,486
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.0%)
Allegheny Energy, Inc.                                  2,087                  47,584
American Electric Power Co., Inc.                       5,833                 209,871
Duke Energy Corp.                                      16,004                 273,668
Edison International                                    3,965                 131,440
Entergy Corp.                                           2,323                 180,056
Exelon Corp.                                            8,075                 337,777
FirstEnergy Corp.                                       3,723(d)              140,357
NextEra Energy, Inc.                                    5,040                 263,592
Northeast Utilities                                     2,146                  59,745
Pepco Holdings, Inc.                                    2,744(d)               46,401
Pinnacle West Capital Corp.                             1,328                  50,584
PPL Corp.                                               5,715                 155,962
Progress Energy, Inc.                                   3,511                 147,848
Southern Co.                                           10,072                 355,844
                                                                      ---------------
Total                                                                       2,400,729
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
Emerson Electric Co.                                    9,208                 456,164
First Solar, Inc.                                         613(b,d)             76,901
Rockwell Automation, Inc.                               1,748                  94,654
Roper Industries, Inc.                                  1,136(d)               71,000
                                                                      ---------------
Total                                                                         698,719
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Agilent Technologies, Inc.                              4,246(b)             $118,591
Amphenol Corp., Class A                                 2,104                  94,259
Corning, Inc.                                          19,023                 344,698
FLIR Systems, Inc.                                      1,883(b,d)             56,038
Jabil Circuit, Inc.                                     2,348                  34,069
Molex, Inc.                                             1,657(d)               32,659
                                                                      ---------------
Total                                                                         680,314
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes, Inc.                                      5,227(d)              252,307
Cameron International Corp.                             2,997(b)              118,651
Diamond Offshore Drilling, Inc.                           860(d)               51,161
FMC Technologies, Inc.                                  1,462(b)               92,515
Halliburton Co.                                        11,039                 329,845
Helmerich & Payne, Inc.                                 1,294(d)               52,446
Nabors Industries Ltd.                                  3,495(b,c)             64,343
National Oilwell Varco, Inc.                            5,132(d)              200,969
Rowan Companies, Inc.                                   1,387(b)               35,036
Schlumberger Ltd.                                      14,562                 868,770
Smith International, Inc.                               3,036                 125,933
                                                                      ---------------
Total                                                                       2,191,976
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.5%)
Costco Wholesale Corp.                                  5,384                 305,327
CVS Caremark Corp.                                     16,588                 509,086
Safeway, Inc.                                           4,747(d)               97,503
SUPERVALU, Inc.                                         2,604                  29,373
SYSCO Corp.                                             7,206                 223,170
The Kroger Co.                                          7,879                 166,877
Walgreen Co.                                           11,932                 340,659
Wal-Mart Stores, Inc.                                  25,364               1,298,383
Whole Foods Market, Inc.                                2,102(b,d)             79,813
                                                                      ---------------
Total                                                                       3,050,191
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.9%)
Archer-Daniels-Midland Co.                              7,836                 214,393
Campbell Soup Co.                                       2,284(d)               81,996
ConAgra Foods, Inc.                                     5,459(d)              128,177
Dean Foods Co.                                          2,238(b)               25,647
General Mills, Inc.                                     8,096                 276,883
HJ Heinz Co.                                            3,852                 171,337
Hormel Foods Corp.                                        852                  36,568
Kellogg Co.                                             3,108                 155,555
Kraft Foods, Inc., Class A                             21,244                 620,538
McCormick & Co., Inc.                                   1,634(d)               64,265
Mead Johnson Nutrition Co.                              2,483                 131,947
Sara Lee Corp.                                          8,056                 119,148
The Hershey Co.                                         2,003                  94,141
The JM Smucker Co.                                      1,472                  90,425
Tyson Foods, Inc., Class A                              3,729                  65,295
                                                                      ---------------
Total                                                                       2,276,315
-------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
EQT Corp.                                               1,741                  63,860
Nicor, Inc.                                               539(d)               23,603
Oneok, Inc.                                             1,282                  59,651
                                                                      ---------------
Total                                                                         147,114
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Baxter International, Inc.                              7,266                 318,033
Becton Dickinson and Co.                                2,848                 195,942
Boston Scientific Corp.                                18,477(b)              103,471
CareFusion Corp.                                        2,146(b)               45,216
CR Bard, Inc.                                           1,153                  90,545
DENTSPLY International, Inc.                            1,809                  54,306
Hospira, Inc.                                           1,999(b)              104,148
Intuitive Surgical, Inc.                                  471(b)              154,662
Medtronic, Inc.                                        13,460                 497,617
St. Jude Medical, Inc.                                  4,007(b)              147,337
Stryker Corp.                                           3,427(d)              159,595
Varian Medical Systems, Inc.                            1,519(b,d)             83,849
Zimmer Holdings, Inc.                                   2,449(b)              129,773
                                                                      ---------------
Total                                                                       2,084,494
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.0%)
Aetna, Inc.                                             5,182                 144,319
AmerisourceBergen Corp.                                 3,464(d)              103,816
Cardinal Health, Inc.                                   4,415                 142,472
CIGNA Corp.                                             3,364                 103,477
Coventry Health Care, Inc.                              1,817(b)               36,031
DaVita, Inc.                                            1,257(b)               72,051
Express Scripts, Inc.                                   6,680(b)              301,802


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Five Star Quality Care, Inc.                               --(b,e)                 $1
Humana, Inc.                                            2,085(b)               98,037
Laboratory Corp. of America Holdings                    1,292(b)               94,290
McKesson Corp.                                          3,335                 209,505
Medco Health Solutions, Inc.                            5,576(b)              267,648
Patterson Companies, Inc.                               1,135(d)               30,282
Quest Diagnostics, Inc.                                 1,858                  87,307
Tenet Healthcare Corp.                                  5,309(b)               24,421
UnitedHealth Group, Inc.                               13,848                 421,672
WellPoint, Inc.                                         5,215(b)              264,505
                                                                      ---------------
Total                                                                       2,401,636
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.1%)
Cerner Corp.                                              841(b,d)             65,135
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.7%)
Carnival Corp. Unit                                     5,299(d)              183,769
Darden Restaurants, Inc.                                1,695(d)               71,004
International Game Technology                           3,643(d)               55,519
Marriott International, Inc., Class A                   3,142(d)              106,545
McDonald's Corp.                                       13,098                 913,323
Starbucks Corp.                                         9,102                 226,185
Starwood Hotels & Resorts Worldwide, Inc.               2,288                 110,854
Wyndham Worldwide Corp.                                 2,206(d)               56,319
Wynn Resorts Ltd.                                         828(d)               72,599
Yum! Brands, Inc.                                       5,726                 236,484
                                                                      ---------------
Total                                                                       2,032,601
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
DR Horton, Inc.                                         3,379(d)               37,237
Fortune Brands, Inc.                                    1,837(d)               80,608
Harman International Industries, Inc.                     849(b)               25,818
Leggett & Platt, Inc.                                   1,827                  38,075
Lennar Corp., Class A                                   1,982(d)               29,274
Newell Rubbermaid, Inc.                                 3,392(d)               52,576
Pulte Group, Inc.                                       3,877(b)               34,040
Stanley Black & Decker, Inc.                            1,946                 112,906
Whirlpool Corp.                                           922                  76,803
                                                                      ---------------
Total                                                                         487,337
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.5%)
Clorox Co.                                              1,720(d)              111,594
Colgate-Palmolive Co.                                   6,007                 474,433
Kimberly-Clark Corp.                                    5,067                 324,896
The Procter & Gamble Co.                               35,105               2,147,021
                                                                      ---------------
Total                                                                       3,057,944
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Constellation Energy Group, Inc.                        2,453                  77,515
NRG Energy, Inc.                                        3,107(b)               70,467
The AES Corp.                                           8,173(b)               84,263
                                                                      ---------------
Total                                                                         232,245
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.4%)
3M Co.                                                  8,711                 745,139
General Electric Co.                                  130,223               2,099,194
Textron, Inc.                                           3,318(d)               68,882
                                                                      ---------------
Total                                                                       2,913,215
-------------------------------------------------------------------------------------

INSURANCE (4.0%)
ACE Ltd.                                                4,100(c)              217,628
Aflac, Inc.                                             5,718                 281,268
American International Group, Inc.                      1,652(b,d)             63,552
AON Corp.                                               3,275                 123,369
Assurant, Inc.                                          1,366                  50,938
Berkshire Hathaway, Inc., Class B                      20,217(b)            1,579,353
Chubb Corp.                                             3,996                 210,309
Cincinnati Financial Corp.                              2,001(d)               55,128
Genworth Financial, Inc., Class A                       5,945(b,d)             80,733
Hartford Financial Services Group, Inc.                 5,424                 126,976
Lincoln National Corp.                                  3,666                  95,463
Loews Corp.                                             4,282                 159,076
Marsh & McLennan Companies, Inc.                        6,612(d)              155,514


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
MetLife, Inc.                                          10,024                $421,610
Principal Financial Group, Inc.                         3,910                 100,135
Prudential Financial, Inc.                              5,677                 325,236
The Allstate Corp.                                      6,560                 185,254
The Progressive Corp.                                   8,178                 160,616
The Travelers Companies, Inc.                           6,021                 303,759
Torchmark Corp.                                         1,000(d)               53,070
Unum Group                                              4,036                  92,102
XL Group PLC                                            4,165                  73,845
                                                                      ---------------
Total                                                                       4,914,934
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.6%)
Amazon.com, Inc.                                        4,195(b)              494,549
Expedia, Inc.                                           2,506                  56,836
priceline.com, Inc.                                       570(b,d)            127,908
                                                                      ---------------
Total                                                                         679,293
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.7%)
Akamai Technologies, Inc.                               2,094(b,d)             80,326
eBay, Inc.                                             13,861(b)              289,834
Google, Inc., Class A                                   2,974(b)            1,441,944
Monster Worldwide, Inc.                                 1,521(b,d)             20,868
VeriSign, Inc.                                          2,219(b,d)             62,465
Yahoo!, Inc.                                           14,381(b)              199,608
                                                                      ---------------
Total                                                                       2,095,045
-------------------------------------------------------------------------------------

IT SERVICES (3.1%)
Automatic Data Processing, Inc.                         6,151                 253,852
Cognizant Technology Solutions Corp., Class A           3,640(b)              198,598
Computer Sciences Corp.                                 1,869                  84,722
Fidelity National Information Services, Inc.            4,037                 115,741
Fiserv, Inc.                                            1,839(b)               92,134
IBM Corp.                                              15,664               2,011,258
Mastercard, Inc., Class A                               1,176                 247,007
Paychex, Inc.                                           3,917                 101,803
SAIC, Inc.                                              3,570(b,d)             59,369
The Western Union Co.                                   8,210                 133,248
Total System Services, Inc.                             2,424(d)               36,142
Visa, Inc., Class A                                     5,524                 405,185
                                                                      ---------------
Total                                                                       3,739,059
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak Co.                                       3,253(b,d)             12,914
Hasbro, Inc.                                            1,589                  66,976
Mattel, Inc.                                            4,456(d)               94,290
                                                                      ---------------
Total                                                                         174,180
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Life Technologies Corp.                                 2,216(b)               95,266
PerkinElmer, Inc.                                       1,413                  27,497
Thermo Fisher Scientific, Inc.                          5,013(b)              224,883
Waters Corp.                                            1,121(b)               71,923
                                                                      ---------------
Total                                                                         419,569
-------------------------------------------------------------------------------------

MACHINERY (1.9%)
Caterpillar, Inc.                                       7,644(d)              533,168
Cummins, Inc.                                           2,462                 196,000
Danaher Corp.                                           6,416                 246,439
Deere & Co.                                             5,173                 344,935
Dover Corp.                                             2,280                 109,372
Eaton Corp.                                             2,026                 158,960
Flowserve Corp.                                           681                  67,528
Illinois Tool Works, Inc.                               4,741                 206,234
PACCAR, Inc.                                            4,459                 204,311
Pall Corp.                                              1,444                  55,219
Parker Hannifin Corp.                                   1,960                 121,755
Snap-On, Inc.                                             697(d)               31,135
                                                                      ---------------
Total                                                                       2,275,056
-------------------------------------------------------------------------------------

MEDIA (3.2%)
CBS Corp., Class B                                      8,296(d)              122,615
Comcast Corp., Class A                                 34,411                 669,982
DIRECTV, Class A                                       11,108(b)              412,773
Discovery Communications, Inc., Class A                 3,490(b,d)            134,749
Gannett Co., Inc.                                       2,908                  38,327
Meredith Corp.                                            462(d)               14,669


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MEDIA (CONT.)
News Corp., Class A                                    27,479                $358,601
Omnicom Group, Inc.                                     3,722                 138,682
Scripps Networks Interactive, Inc., Class A             1,119                  47,703
The Interpublic Group of Companies, Inc.                5,976(b,d)             54,621
The McGraw-Hill Companies, Inc.                         3,831                 117,573
The New York Times Co., Class A                         1,405(b,d)             12,280
The Walt Disney Co.                                    23,907                 805,426
The Washington Post Co., Class B                           96                  40,367
Time Warner Cable, Inc.                                 4,300                 245,831
Time Warner, Inc.                                      13,905                 437,451
Viacom, Inc., Class B                                   7,390                 244,166
                                                                      ---------------
Total                                                                       3,895,816
-------------------------------------------------------------------------------------

METALS & MINING (1.1%)
AK Steel Holding Corp.                                  1,346                  18,831
Alcoa, Inc.                                            12,440(d)              138,955
Allegheny Technologies, Inc.                            1,183(d)               56,323
Cliffs Natural Resources, Inc.                          1,675                  94,755
Freeport-McMoRan Copper & Gold, Inc.                    5,764                 412,356
Newmont Mining Corp.                                    6,004                 335,624
Nucor Corp.                                             3,822                 149,593
Titanium Metals Corp.                                   1,008(b,d)             22,317
United States Steel Corp.                               1,771(d)               78,508
                                                                      ---------------
Total                                                                       1,307,262
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Big Lots, Inc.                                            970(b)               33,281
Family Dollar Stores, Inc.                              1,668                  68,972
JC Penney Co., Inc.                                     2,906(d)               71,575
Kohl's Corp.                                            3,735(b,f)            178,122
Macy's, Inc.                                            5,168                  96,383
Nordstrom, Inc.                                         2,035                  69,190
Sears Holdings Corp.                                      571(b,d)             40,541
Target Corp.                                            8,962                 459,929
                                                                      ---------------
Total                                                                       1,017,993
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
Ameren Corp.                                            2,925                  74,207
CenterPoint Energy, Inc.                                5,060                  72,004
CMS Energy Corp.                                        2,810(d)               44,735
Consolidated Edison, Inc.                               3,430                 158,192
Dominion Resources, Inc.                                7,274                 305,436
DTE Energy Co.                                          2,040                  94,166
Integrys Energy Group, Inc.                               947(d)               44,840
NiSource, Inc.                                          3,381(d)               55,787
PG&E Corp.                                              4,546                 201,842
Public Service Enterprise Group, Inc.                   6,152                 202,401
SCANA Corp.                                             1,397(d)               53,519
Sempra Energy                                           3,001                 149,300
TECO Energy, Inc.                                       2,619                  42,794
Wisconsin Energy Corp.                                  1,408                  76,426
Xcel Energy, Inc.                                       5,607                 123,298
                                                                      ---------------
Total                                                                       1,698,947
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                            16,840                 164,022
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.9%)
Anadarko Petroleum Corp.                                6,028                 296,336
Apache Corp.                                            4,380                 418,640
Cabot Oil & Gas Corp.                                   1,282(d)               39,063
Chesapeake Energy Corp.                                 7,957(d)              167,336
Chevron Corp.                                          24,499               1,867,068
ConocoPhillips                                         18,148               1,002,133
Consol Energy, Inc.                                     2,757                 103,332
Denbury Resources, Inc.                                 4,867(b,d)             77,093
Devon Energy Corp.                                      5,451                 340,633
El Paso Corp.                                           8,565                 105,521
EOG Resources, Inc.                                     3,079                 300,203
Exxon Mobil Corp.                                      62,334(f)            3,720,092
Hess Corp.                                              3,569                 191,263
Kinder Morgan Management LLC                                1(b)                   35
Marathon Oil Corp.                                      8,653                 289,443
Massey Energy Co.                                       1,242                  37,980
Murphy Oil Corp.                                        2,356                 128,991
Noble Energy, Inc.                                      2,113                 141,698
Occidental Petroleum Corp.                              9,907                 772,053
Peabody Energy Corp.                                    3,273(d)              147,776


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Pioneer Natural Resources Co.                           1,412                 $81,783
QEP Resources, Inc.                                     2,150(b)               74,003
Range Resources Corp.                                   1,953(d)               72,495
Southwestern Energy Co.                                 4,211(b)              153,491
Spectra Energy Corp.                                    7,909                 164,428
Sunoco, Inc.                                            1,475(d)               52,613
Tesoro Corp.                                            1,701                  21,960
The Williams Companies, Inc.                            7,114                 138,083
Valero Energy Corp.                                     6,912                 117,435
                                                                      ---------------
Total                                                                      11,022,980
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
International Paper Co.                                 5,341                 129,252
MeadWestvaco Corp.                                      2,075                  49,717
Weyerhaeuser Co.                                        2,601                  42,188
                                                                      ---------------
Total                                                                         221,157
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.                                     5,219(d)              162,467
The Estee Lauder Companies, Inc., Class A               1,483                  92,317
                                                                      ---------------
Total                                                                         254,784
-------------------------------------------------------------------------------------

PHARMACEUTICALS (5.8%)
Abbott Laboratories                                    18,841                 924,716
Allergan, Inc.                                          3,754                 229,219
Bristol-Myers Squibb Co.                               20,952                 522,124
Eli Lilly & Co.                                        12,391                 441,120
Forest Laboratories, Inc.                               3,683(b)              102,203
Johnson & Johnson                                      33,657               1,955,134
King Pharmaceuticals, Inc.                              3,050(b,d)             26,718
Merck & Co., Inc.                                      38,061               1,311,582
Mylan, Inc.                                             3,744(b,d)             65,146
Pfizer, Inc.                                           98,390               1,475,850
Watson Pharmaceuticals, Inc.                            1,283(b)               51,962
                                                                      ---------------
Total                                                                       7,105,774
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.1%)
Dun & Bradstreet Corp.                                    628                  42,930
Equifax, Inc.                                           1,562(d)               48,953
Robert Half International, Inc.                         1,807                  45,500
                                                                      ---------------
Total                                                                         137,383
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.4%)
Apartment Investment & Management Co., Class
 A                                                      1,448(d)               31,089
AvalonBay Communities, Inc.                             1,020(d)              107,192
Boston Properties, Inc.                                 1,695                 138,821
Equity Residential                                      3,449                 158,137
HCP, Inc.                                               3,603(d)              127,798
Health Care REIT, Inc.                                  1,494(d)               67,693
Host Hotels & Resorts, Inc.                             8,049(d)              115,423
Kimco Realty Corp.                                      4,936(d)               74,386
Plum Creek Timber Co., Inc.                             2,011(d)               72,155
ProLogis                                                5,827                  63,281
Public Storage                                          1,650                 161,897
Simon Property Group, Inc.                              3,567                 318,247
Ventas, Inc.                                            1,913(d)               97,027
Vornado Realty Trust                                    1,924                 159,269
                                                                      ---------------
Total                                                                       1,692,415
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group, Inc., Class A                   3,273(b,d)             55,641
-------------------------------------------------------------------------------------

ROAD & RAIL (0.8%)
CSX Corp.                                               4,760                 250,947
Norfolk Southern Corp.                                  4,524                 254,565
Ryder System, Inc.                                        645                  28,167
Union Pacific Corp.                                     6,163                 460,192
                                                                      ---------------
Total                                                                         993,871
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Micro Devices, Inc.                            6,924(b,d)             51,861
Altera Corp.                                            3,698                 102,509
Analog Devices, Inc.                                    3,631                 107,877


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Applied Materials, Inc.                                16,391                $193,414
Broadcom Corp., Class A                                 5,250                 189,158
Intel Corp.                                            67,891               1,398,555
KLA-Tencor Corp.                                        2,073                  65,652
Linear Technology Corp.                                 2,746(d)               87,542
LSI Corp.                                               7,979(b)               32,155
MEMC Electronic Materials, Inc.                         2,790(b,d)             26,672
Microchip Technology, Inc.                              2,279(d)               69,396
Micron Technology, Inc.                                10,441(b,d)             76,010
National Semiconductor Corp.                            2,903                  40,061
Novellus Systems, Inc.                                  1,159(b)               30,957
NVIDIA Corp.                                            7,003(b)               64,358
Teradyne, Inc.                                          2,194(b,d)             23,607
Texas Instruments, Inc.                                14,900                 367,881
Xilinx, Inc.                                            3,346                  93,420
                                                                      ---------------
Total                                                                       3,021,085
-------------------------------------------------------------------------------------

SOFTWARE (3.9%)
Adobe Systems, Inc.                                     6,420(b)              184,382
Autodesk, Inc.                                          2,785(b,d)             82,269
BMC Software, Inc.                                      2,228(b)               79,272
CA, Inc.                                                4,777                  93,438
Citrix Systems, Inc.                                    2,287(b)              125,831
Compuware Corp.                                         2,724(b)               22,282
Electronic Arts, Inc.                                   3,993(b)               63,608
Intuit, Inc.                                            3,849(b)              152,998
McAfee, Inc.                                            1,914(b)               63,353
Microsoft Corp.                                        93,025               2,400,976
Novell, Inc.                                            4,275(b)               25,821
Oracle Corp.                                           47,771               1,129,307
Red Hat, Inc.                                           2,323(b)               74,684
Salesforce.com, Inc.                                    1,367(b)              135,265
Symantec Corp.                                          9,750(b)              126,458
                                                                      ---------------
Total                                                                       4,759,944
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.9%)
Abercrombie & Fitch Co., Class A                        1,065(d)               39,341
AutoNation, Inc.                                        1,078(b,d)             26,336
AutoZone, Inc.                                            354(b,d)             74,896
Bed Bath & Beyond, Inc.                                 3,224(b)              122,125
Best Buy Co., Inc.                                      4,244                 147,097
CarMax, Inc.                                            2,700(b,d)             56,970
GameStop Corp., Class A                                 1,882(b,d)             37,734
Home Depot, Inc.                                       20,514                 584,854
Lowe's Companies, Inc.                                 17,416                 361,208
Limited Brands, Inc.                                    3,282(d)               84,150
Office Depot, Inc.                                      3,380(b)               14,602
O'Reilly Automotive, Inc.                               1,681(b)               82,840
RadioShack Corp.                                        1,548                  33,344
Ross Stores, Inc.                                       1,513(d)               79,675
Staples, Inc.                                           8,884                 180,612
The Gap, Inc.                                           5,466                  98,989
Tiffany & Co.                                           1,576(d)               66,302
TJX Companies, Inc.                                     4,974                 206,520
Urban Outfitters, Inc.                                  1,589(b,d)             51,102
                                                                      ---------------
Total                                                                       2,348,697
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach, Inc.                                             3,734                 138,046
NIKE, Inc., Class B                                     4,755                 350,158
Polo Ralph Lauren Corp.                                   796(d)               62,892
VF Corp.                                                1,087                  86,232
                                                                      ---------------
Total                                                                         637,328
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.                               5,805(d)               72,098
People's United Financial, Inc.                         4,587                  63,484
                                                                      ---------------
Total                                                                         135,582
-------------------------------------------------------------------------------------

TOBACCO (1.6%)
Altria Group, Inc.                                     25,427                 563,462
Lorillard, Inc.                                         1,877                 143,102
Philip Morris International, Inc.                      22,602               1,153,607
Reynolds American, Inc.                                 2,076                 120,034
                                                                      ---------------
Total                                                                       1,980,205
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co.                                            1,615(d)               79,264
WW Grainger, Inc.                                         738                  82,664
                                                                      ---------------
Total                                                                         161,928
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Corp., Class A                           4,903(b)             $226,714
MetroPCS Communications, Inc.                           3,186(b,d)             28,515
Sprint Nextel Corp.                                    36,350(b,d)            166,120
                                                                      ---------------
Total                                                                         421,349
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $119,825,321)                                                     $121,632,826
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.3%)
                                                       SHARES                VALUE(a)
Columbia Short-Term Cash Fund, 0.279%                 413,962(g)             $413,962
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $413,962)                                                             $413,962
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (6.6%)
                                   EFFECTIVE         PRINCIPAL
ISSUER                               YIELD             AMOUNT                VALUE(a)
REPURCHASE AGREEMENTS(H)
Cantor Fitzgerald & Co.
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $2,000,038                          0.230%          $2,000,000            $2,000,000
MF Global Holdings Ltd.
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $5,000,096                          0.230            5,000,000             5,000,000
UBS Securities LLC
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $1,121,535                          0.210            1,121,515             1,121,515
                                                                      ---------------
Total                                                                       8,121,515
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $8,121,515)                                                         $8,121,515
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $128,360,798)(i)                                                  $130,168,303
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
S&P 500 Index                    2           $549,150    Sept. 2010           $3,193



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.23% of net assets.

(d) At July 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(e)  Represents fractional shares.

(f) At July 31, 2010, investments in securities included securities valued at $168,012 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(g) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at July 31, 2010.

     At July 31, 2010, the fund held 3,132 shares of Ameriprise Financial, Inc. (Ameriprise) common stock valued at $132,765. Ameriprise is the parent company of Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), which serves as the Investment Manager to the Fund. The cost of the Fund's purchases and proceeds from sales of shares of Ameriprise common stock were $25,495 and $59,667, respectively, for the six month period ended July 31, 2010. The Fund realized gains of $20,354 on sales transactions of Ameriprise common stock and earned aggregate dividends of $1,202 during the six month period ended July 31, 2010, as reflected in the Statement of Operations.

(h) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD & CO. (0.230%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Fannie Mae Discount Notes                               $45
Fannie Mae Grantor Trust                                411
Fannie Mae Interest Strip                            22,620
Fannie Mae Pool                                     211,160
Fannie Mae Principal Strip                            1,925
Fannie Mae REMICS                                   167,769
Fannie Mae Whole Loan                                    27
Federal Farm Credit Bank                             43,183
Federal Home Loan Bank Discount Notes                44,405
Federal Home Loan Banks                             321,276
Federal Home Loan Mortgage Corp                      27,569
Federal National Mortgage Association                73,185
FHLMC Structured Pass Through Securities             62,459
Freddie Mac Coupon Strips                               146
Freddie Mac Discount Notes                           10,662
Freddie Mac Non Gold Pool                            92,804
Freddie Mac Reference REMIC                           1,608
Freddie Mac REMICS                                  100,753
Freddie Mac Strips                                   13,504
Ginnie Mae I Pool                                   133,928
Ginnie Mae II Pool                                  118,458


--------------------------------------------------------------------------------
18  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



CANTOR FITZGERALD & CO. (0.230%) (CONTINUED)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Government National Mortgage Association            $39,835
United States Treasury Bill                         429,658
United States Treasury Inflation Indexed Bonds       17,132
United States Treasury Strip Coupon                  99,926
United States Treasury Strip Principal                5,552
-----------------------------------------------------------
Total market value of collateral securities      $2,040,000
-----------------------------------------------------------


MF GLOBAL HOLDINGS LTD. (0.230%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
United States Treasury Note/Bond                 $4,378,429
United States Treasury Strip Coupon                 721,678
-----------------------------------------------------------
Total market value of collateral securities      $5,100,107
-----------------------------------------------------------


UBS SECURITIES LLC (0.210%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Fannie Mae Interest Strip                          $254,877
Fannie Mae Principal Strip                           48,685
Federal Farm Credit Bank                            135,053
Federal Home Loan Mortgage Corp                     478,538
Freddie Mac Strips                                  226,795
-----------------------------------------------------------
Total market value of collateral securities      $1,143,948
-----------------------------------------------------------


(i) At July 31, 2010, the cost of securities for federal income tax purposes was approximately $128,361,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $11,990,000
     Unrealized depreciation                         (10,183,000)
     -----------------------------------------------------------
     Net unrealized appreciation                      $1,807,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
20  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2010:

                                               FAIR VALUE AT JULY 31, 2010
                           ------------------------------------------------------------------
                                 LEVEL 1            LEVEL 2
                              QUOTED PRICES          OTHER          LEVEL 3
                                IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)             IDENTICAL ASSETS(b)       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                $121,632,826               $--         $--        $121,632,826
---------------------------------------------------------------------------------------------
Total Equity Securities         121,632,826                --          --         121,632,826
---------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(c)                  413,962                --          --             413,962
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --         8,121,515          --           8,121,515
---------------------------------------------------------------------------------------------
Total Other                         413,962         8,121,515          --           8,535,477
---------------------------------------------------------------------------------------------
Investments in
  Securities                    122,046,788         8,121,515          --         130,168,303
Other Financial
  Instruments(d)                      3,193                --          --               3,193
---------------------------------------------------------------------------------------------
Total                          $122,049,981        $8,121,515         $--        $130,171,496
---------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
22  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JULY 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $119,709,882)             $121,500,061
  Affiliated issuers (identified cost $529,401)                         546,727
  Investments of cash collateral received for securities on loan
    (identified cost $8,121,515)                                      8,121,515
-------------------------------------------------------------------------------
Total investments in securities (identified cost $128,360,798)      130,168,303
Cash                                                                      6,767
Receivable from Investment Manager                                          216
Capital shares receivable                                                59,802
Dividends and accrued interest receivable                               219,161
Receivable for investment securities sold                                16,779
Variation margin receivable on futures contracts                            650
-------------------------------------------------------------------------------
Total assets                                                        130,471,678
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   19,995
Payable upon return of securities loaned                              8,121,515
Accrued investment management services fees                                 736
Accrued distribution fees                                                   138
Accrued transfer agency fees                                                307
Accrued administrative services fees                                        201
Accrued plan administration services fees                                   419
Other accrued expenses                                                   85,064
-------------------------------------------------------------------------------
Total liabilities                                                     8,228,375
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $122,243,303
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    329,926
Additional paid-in capital                                          137,184,284
Undistributed net investment income                                   2,253,177
Accumulated net realized gain (loss)                                (19,334,782)
Unrealized appreciation (depreciation) on investments                 1,810,698
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $122,243,303
-------------------------------------------------------------------------------
*Value of securities on loan                                       $  7,875,291
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class D          $ 20,128,532            5,450,759                       $3.69
Class E          $102,114,771           27,541,885                       $3.71
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  23

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends -- unaffiliated issuers                                   1,310,156
Dividends -- affiliated issuer                                          1,202
Income distributions from affiliated money market fund                    723
Income from securities lending -- net                                   9,238
-----------------------------------------------------------------------------
Total income                                                        1,321,319
-----------------------------------------------------------------------------
Expenses:
Investment management services fees                                   138,555
Distribution fees
  Class D                                                              26,833
Transfer agency fees
  Class D                                                              11,395
  Class E                                                              29,899
Administrative services fees                                           37,788
Plan administration services fees -- Class E                           78,370
Compensation of board members                                           1,881
Custodian fees                                                         22,880
Printing and postage                                                   22,750
Registration fees                                                      22,330
Licensing fees                                                            910
Professional fees                                                       7,850
Other                                                                   4,329
-----------------------------------------------------------------------------
Total expenses                                                        405,770
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                       (114,807)
-----------------------------------------------------------------------------
Total net expenses                                                    290,963
-----------------------------------------------------------------------------
Investment income (loss) -- net                                     1,030,356
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions -- unaffiliated issuers                     3,429,881
  Security transactions -- affiliated issuer                           20,354
  Futures contracts                                                   (55,825)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                             3,394,410
Net change in unrealized appreciation (depreciation) on
  investments                                                         571,793
-----------------------------------------------------------------------------
Net gain (loss) on investments                                      3,966,203
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $4,996,559
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                        SIX MONTHS ENDED     YEAR ENDED
                                                                           JULY 31, 2010  JAN. 31, 2010
                                                                             (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                             $  1,030,356   $  2,210,576
Net realized gain (loss) on investments                                        3,394,410    (10,390,981)
Net change in unrealized appreciation (depreciation) on
  investments                                                                    571,793     40,472,394
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                4,996,559     32,291,989
-------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class D                                                                           --       (154,976)
    Class E                                                                           --       (845,110)
  Net realized gain
    Class D                                                                           --       (293,940)
    Class E                                                                           --     (1,309,270)
-------------------------------------------------------------------------------------------------------
Total distributions                                                                   --     (2,603,296)
-------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class D shares                                                                 485,583      3,223,188
  Class E shares                                                               8,317,485     17,024,519
Reinvestment of distributions at net asset value
  Class D shares                                                                      --        448,916
  Class E shares                                                                      --      2,153,216
Payments for redemptions
  Class D shares                                                              (2,747,032)    (9,294,927)
  Class E shares                                                             (10,839,677)   (30,251,236)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions             (4,783,641)   (16,696,324)
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                          212,918     12,992,369
Net assets at beginning of period                                            122,030,385    109,038,016
-------------------------------------------------------------------------------------------------------
Net assets at end of period                                                 $122,243,303   $122,030,385
-------------------------------------------------------------------------------------------------------
Undistributed net investment income                                         $  2,253,177   $  1,222,821
-------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS D                                              JULY 31, 2010       ------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $3.55            $2.73        $4.90       $5.54       $4.92      $4.55
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .06          .07         .08         .08        .07
Net gains (losses) (both realized and
 unrealized)                                               .11              .83        (1.94)       (.21)        .61        .36
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .14              .89        (1.87)       (.13)        .69        .43
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.02)        (.10)       (.08)       (.07)      (.06)
Distributions from realized gains                           --             (.05)        (.20)       (.43)         --         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.07)        (.30)       (.51)       (.07)      (.06)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.69            $3.55        $2.73       $4.90       $5.54      $4.92
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.94%           32.59%      (38.56%)     (2.89%)     14.05%      9.56%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .77%(b)          .73%         .73%        .68%        .79%       .85%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .58%(b)          .60%         .59%        .59%        .59%       .62%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.52%(b)         1.79%        1.75%       1.43%       1.40%      1.26%
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $20              $22          $21         $48         $57        $63
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    20%              41%           5%          4%         20%         7%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
26  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS E                                              JULY 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $3.56            $2.74        $4.92       $5.56       $4.95       $4.57
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .06          .09         .10         .09         .08
Net gains (losses) (both realized and
 unrealized)                                               .12              .84        (1.96)       (.22)        .60         .38
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .15              .90        (1.87)       (.12)        .69         .46
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.03)        (.11)       (.09)       (.08)       (.08)
Distributions from realized gains                           --             (.05)        (.20)       (.43)         --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.08)        (.31)       (.52)       (.08)       (.08)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.71            $3.56        $2.74       $4.92       $5.56       $4.95
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.21%           32.67%      (38.38%)     (2.64%)     14.05%      10.03%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .62%(b)          .56%         .59%        .56%        .56%        .60%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .44%(b)          .46%         .34%        .36%        .34%        .37%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.66%(b)         1.93%        2.01%       1.67%       1.64%       1.52%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $102             $100          $88        $165        $241        $218
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    20%              41%           5%          4%         20%          7%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JULY 31, 2010)

1. ORGANIZATION

RiverSource S&P 500 Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in common stocks included in the Standard & Poor's 500 Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares without a sales charge. Effective Sept. 7, 2010, Class D shares and Class E shares of the Fund were renamed Class A and Class Z, respectively. Class Z shares of the Fund are available to certain eligible investors.

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration service fees) differ between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or

--------------------------------------------------------------------------------
28  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments,
LLC) (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
30  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JULY 31, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
                     Net
                     assets -- unrealiz-
                     ed appreciation on
Equity contracts     investments            $3,193*           N/A              N/A
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JULY 31, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                   $(55,825)
-----------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                    $61,064
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts was approximately $500,000 at July 31, 2010. The monthly average gross notional amount for these contracts was $800,000 for the six months ended July 31, 2010. The fair value of such contracts at July 31, 2010 is set forth in the table above.

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.22% to 0.12% as the Fund's net assets increase. The management fee for the six months ended July 31, 2010 was 0.22% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
32  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended July 31, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended July 31, 2010, other expenses paid to this company were $63.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund paid the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class D for this service. The Fund also paid the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class E shares. The Transfer Agent charged an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive for Class D. The Transfer Agent also received reimbursement for certain out-of-pocket expenses. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund paid an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class E shares for the provision of various administrative, recordkeeping, communication and educational services.


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended July 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class D..............................................  0.58%
Class E..............................................  0.44


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class D............................................  $ 2,809
Class E............................................   10,258


The management fees waived/reimbursed at the Fund level were $101,740.

Effective April 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class D..............................................  0.57%
Class E..............................................  0.44


Under an agreement which was effective until March 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*), would not exceed the following percentage of the class' average daily net assets:

Class D..............................................  0.60%
Class E..............................................  0.47


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
34  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REDEMPTION FEES
Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 may be charged and deducted from the shareholder's account.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $24,548,772 and $27,244,555, respectively, for the six months ended July 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JULY 31, 2010   JAN. 31, 2010
----------------------------------------------------------------------
CLASS D
Sold                                         128,216          998,468
Reinvested distributions                          --          121,988
Redeemed                                    (740,022)      (2,933,044)
----------------------------------------------------------------------
Net increase (decrease)                     (611,806)      (1,812,588)
----------------------------------------------------------------------

CLASS E
Sold                                       2,206,871        5,549,292
Reinvested distributions                          --          583,527
Redeemed                                  (2,864,101)      (9,942,665)
----------------------------------------------------------------------
Net increase (decrease)                     (657,230)      (3,809,846)
----------------------------------------------------------------------


7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At July 31, 2010, securities valued at $7,875,291 were on loan, secured by cash collateral of $8,121,515 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $9,238 earned from securities lending for the six months ended July 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $7,313,846 and $8,013,835, respectively, for the six months ended July 31, 2010. The income distributions received with respect to the Fund's investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in Columbia Short-Term Cash Fund at July 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for

--------------------------------------------------------------------------------
36  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended July 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $2,105,466 at Jan. 31, 2010, that if not offset by capital gains will expire in 2018.

The Fund also had recognized built-in losses of $2,282,120 at Jan. 31, 2010, that if not offset by capital gains will expire as follows:

   2013         2014        2015
$1,980,165    $235,890    $66,065


As a result of prior mergers, the Fund acquired capital loss carry-overs and unrealized capital losses, which are limited by Internal Revenue Code Section 382.


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

For the year ended Jan. 31, 2010, $942,797 of a capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Jan. 31, 2010, the Fund had a post-October loss of $345,851 that is treated for income tax purposes as occurring on Feb. 1, 2010.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements other than as noted below.

The Board of Directors of the Fund has approved in principle the proposed merger of the Fund into Columbia Large Cap Index Fund. It is currently anticipated that a Special Meeting of Shareholders will be held during the first half of 2011 to vote on the proposal.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court

--------------------------------------------------------------------------------
38  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
40  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all funds branded Columbia, RiverSource, Seligman and Threadneedle.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's proposed revised expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors, including in an executive session without management, various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  41

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
42  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the legacy RiverSource Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various legacy RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the legacy RiverSource Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the legacy RiverSource Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  43

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
44  RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2010 SEMIANNUAL REPORT  45

RIVERSOURCE S&P 500 INDEX FUND
P.O. Box 8081
Boston, MA 02266-8081

COLUMBIAMANAGEMENT.COM


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. The Fund is distributed by Columbia
                                Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6436 M (9/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
SMALL COMPANY INDEX FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JULY 31, 2010

RIVERSOURCE SMALL COMPANY INDEX FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   29

Statement of Operations............   30

Statements of Changes in Net
  Assets...........................   31

Financial Highlights...............   32

Notes to Financial Statements......   35

Approval of Investment Management
  Services Agreement...............   48

Proxy Voting.......................   51



SEE THE FUND'S PROSPECTUS FOR RISKS ASSOCIATED WITH INVESTING IN THE FUND.


--------------------------------------------------------------------------------
2  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Small Company Index Fund (the Fund) Class A shares gained 8.46%
  (excluding sales charge) for the six months ended July 31, 2010.

> The Fund underperformed its benchmark, the Standard & Poor's (S&P) SmallCap
  600 Index, which increased 9.10% during the same time frame.

> The Fund outperformed its peer group, represented by the Lipper Small-Cap Core
  Funds Index, which rose 8.00% during the same six months.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2010)
--------------------------------------------------------------------------------



                                 6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------
RiverSource Small Company Index
  Fund
  Class A (excluding sales
  charge)                          +8.46%   +18.26%   -4.39%   +0.37%   +5.69%
-------------------------------------------------------------------------------
S&P SmallCap 600 Index(1)
  (unmanaged)                      +9.10%   +19.17%   -4.08%   +0.88%   +6.47%
-------------------------------------------------------------------------------
Lipper Small-Cap Core Funds
  Index(2) (unmanaged)             +8.00%   +18.94%   -3.95%   +1.24%   +5.14%
-------------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------



(1) The Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2010
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (inception
  8/19/96)                    +8.46%   +18.26%   -4.39%   +0.37%   +5.69%
--------------------------------------------------------------------------
Class B (inception
  8/19/96)                    +8.31%   +17.30%   -5.13%   -0.38%   +4.89%
--------------------------------------------------------------------------
Class R4 (inception
  8/19/96)                    +8.91%   +18.56%   -4.20%   +0.54%   +5.87%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  8/19/96)                    +2.22%   +11.45%   -6.26%   -0.82%   +5.06%
--------------------------------------------------------------------------
Class B (inception
  8/19/96)                    +3.31%   +12.30%   -5.64%   -0.55%   +4.89%
--------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                          Large
                          Medium   Size
           X              Small



The Morningstar Style Box(TM) is based on the fund's portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

SECTOR BREAKDOWN(1) (at July 31, 2010)
---------------------------------------------------------------------

Consumer Discretionary                     15.7%
------------------------------------------------
Consumer Staples                            3.5%
------------------------------------------------
Energy                                      5.2%
------------------------------------------------
Financials                                 19.1%
------------------------------------------------
Health Care                                13.0%
------------------------------------------------
Industrials                                16.5%
------------------------------------------------
Information Technology                     17.4%
------------------------------------------------
Materials                                   3.9%
------------------------------------------------
Telecommunication Services                  0.5%
------------------------------------------------
Utilities                                   3.9%
------------------------------------------------
Other(2)                                    1.3%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at July 31, 2010)
---------------------------------------------------------------------

SM Energy Co.                               0.6%
------------------------------------------------
Salix Pharmaceuticals Ltd.                  0.6%
------------------------------------------------
East West Bancorp, Inc.                     0.6%
------------------------------------------------
Oil States International, Inc.              0.6%
------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.                                      0.5%
------------------------------------------------
BioMed Realty Trust, Inc.                   0.5%
------------------------------------------------
Concur Technologies, Inc.                   0.5%
------------------------------------------------
Polaris Industries, Inc.                    0.5%
------------------------------------------------
Deckers Outdoor Corp.                       0.5%
------------------------------------------------
Casey's General Stores, Inc.                0.5%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 FEB. 1, 2010  JULY 31, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,084.60        $3.79           .73%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.29        $3.68           .73%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,083.10        $7.79          1.50%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.45        $7.54          1.50%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,089.10        $3.02           .58%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.04        $2.92           .58%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended July 31, 2010: +8.46% for Class A, +8.31% for Class B and +8.91% for Class R4.


--------------------------------------------------------------------------------
8  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JULY 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.9%)
AAR Corp.                                               34,800(b,d)          $584,640
Aerovironment, Inc.                                     13,333(b,d)           318,792
American Science & Engineering, Inc.                     8,042                636,766
Applied Signal Technology, Inc.                         11,920(d)             247,459
Ceradyne, Inc.                                          22,706(b)             527,915
Cubic Corp.                                             13,813(d)             559,703
Curtiss-Wright Corp.                                    40,905(d)           1,239,012
Esterline Technologies Corp.                            26,791(b)           1,375,182
GenCorp, Inc.                                           45,403(b,d)           238,820
Moog, Inc., Class A                                     40,465(b,d)         1,449,052
Orbital Sciences Corp.                                  51,369(b,d)           752,042
Stanley, Inc.                                           14,518(b)             542,247
Teledyne Technologies, Inc.                             32,312(b,d)         1,325,761
Triumph Group, Inc.                                     14,870              1,128,633
                                                                      ---------------
Total                                                                      10,926,024
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
Forward Air Corp.                                       25,846(d)             750,568
HUB Group, Inc., Class A                                33,889(b,d)         1,089,531
                                                                      ---------------
Total                                                                       1,840,099
-------------------------------------------------------------------------------------

AIRLINES (0.3%)
Allegiant Travel Co.                                    13,485(d)             598,599
Skywest, Inc.                                           49,869                620,869
                                                                      ---------------
Total                                                                       1,219,468
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Drew Industries, Inc.                                   16,873(b,d)           356,526
Spartan Motors, Inc.                                    29,323(d)             125,796
Standard Motor Products, Inc.                           16,835                164,983
Superior Industries International, Inc.                 20,709(d)             298,003
                                                                      ---------------
Total                                                                         945,308
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Winnebago Industries, Inc.                              25,965(b,d)           271,334
-------------------------------------------------------------------------------------

BEVERAGES (0.2%)
Boston Beer Co., Inc., Class A                           8,884(b,d)           616,194
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.2%)
Arqule, Inc.                                            25,162(b,d)           107,442
Cubist Pharmaceuticals, Inc.                            52,086(b,d)         1,124,016
Emergent Biosolutions, Inc.                             14,956(b,d)           277,733
Martek Biosciences Corp.                                29,717(b,d)           614,845
Regeneron Pharmaceuticals, Inc.                         57,711(b,d)         1,396,029
Savient Pharmaceuticals, Inc.                           60,219(b,d)           825,000
                                                                      ---------------
Total                                                                       4,345,065
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.3%)
AAON, Inc.                                              11,141(d)             276,965
AO Smith Corp.                                          20,446(d)           1,117,988
Apogee Enterprises, Inc.                                24,936(d)             280,779
Gibraltar Industries, Inc.                              26,999(b,d)           291,319
Griffon Corp.                                           39,377(b,d)           533,952
NCI Building Systems, Inc.                              14,988(b,d)           141,936
Quanex Building Products Corp.                          33,783(d)             594,243
Simpson Manufacturing Co., Inc.                         34,339(d)             885,603
Universal Forest Products, Inc.                         17,274(d)             534,976
                                                                      ---------------
Total                                                                       4,657,761
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CAPITAL MARKETS (1.0%)
Investment Technology Group, Inc.                       38,856(b)            $610,428
LaBranche & Co., Inc.                                   37,746(b)             143,057
optionsXpress Holdings, Inc.                            37,903(b,d)           591,287
Piper Jaffray Companies                                 15,443(b,d)           481,667
Stifel Financial Corp.                                  31,679(b)           1,468,005
SWS Group, Inc.                                         25,395(d)             221,444
TradeStation Group, Inc.                                29,145(b,d)           186,237
                                                                      ---------------
Total                                                                       3,702,125
-------------------------------------------------------------------------------------

CHEMICALS (1.8%)
A Schulman, Inc.                                        28,084(d)             550,166
American Vanguard Corp.                                 18,514                158,295
Arch Chemicals, Inc.                                    22,381(d)             766,997
Balchem Corp.                                           25,145(d)             665,085
Calgon Carbon Corp.                                     49,710(b,d)           658,160
HB Fuller Co.                                           43,636(d)             891,919
LSB Industries, Inc.                                    15,550(b,d)           225,320
OM Group, Inc.                                          27,517(b)             742,959
Penford Corp.                                           10,111(b)              56,015
PolyOne Corp.                                           82,729(b,d)           852,936
Quaker Chemical Corp.                                    9,940(d)             350,484
Stepan Co.                                               6,861(d)             452,895
Zep, Inc.                                               19,358                368,576
                                                                      ---------------
Total                                                                       6,739,807
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (6.1%)
Bank of the Ozarks, Inc.                                11,638(d)             435,843
Boston Private Financial Holdings, Inc.                 65,393(d)             432,248
City Holding Co.                                        14,080(d)             414,656
Columbia Banking System, Inc.                           35,061(d)             640,915
Community Bank System, Inc.                             29,565(d)             731,734
East West Bancorp, Inc.                                131,970              2,057,411
First BanCorp                                           67,709(b,c,d)          38,256
First Commonwealth Financial Corp.                      68,427(d)             362,663
First Financial Bancorp                                 44,371                705,499
First Financial Bankshares, Inc.                        18,588(d)             911,184
First Midwest Bancorp, Inc.                             66,069(d)             831,148
Glacier Bancorp, Inc.                                   64,126(d)           1,024,733
Hancock Holding Co.                                     25,320(d)             772,513
Hanmi Financial Corp.                                   90,232(b,d)           127,227
Home Bancshares, Inc.                                   19,175(d)             460,775
Independent Bank Corp.                                  18,875(d)             449,414
Nara Bancorp, Inc.                                      29,790(b,d)           213,594
National Penn Bancshares, Inc.                         112,394                748,544
NBT Bancorp, Inc.                                       30,759(d)             679,159
Old National Bancorp                                    77,742(d)             817,846
Pinnacle Financial Partners, Inc.                       29,744(b,d)           300,117
PrivateBancorp, Inc.                                    52,252(d)             646,357
S&T Bancorp, Inc.                                       21,439(d)             435,212
Signature Bank                                          36,454(b)           1,401,292
Simmons First National Corp., Class A                   13,817(d)             364,078
Sterling Bancorp                                        23,916                233,420
Sterling Bancshares, Inc.                               90,841(d)             471,465
Susquehanna Bancshares, Inc.                           115,619(d)           1,000,104
The South Financial Group, Inc.                        192,160                 53,344
Tompkins Financial Corp.                                 6,931(d)             289,369
UMB Financial Corp.                                     26,711(d)           1,004,868
Umpqua Holdings Corp.                                  102,121(d)           1,279,576
United Bankshares, Inc.                                 34,150(d)             871,850
United Community Banks, Inc.                            73,940(b)             229,214
Whitney Holding Corp.                                   86,042(d)             698,661
Wilshire Bancorp, Inc.                                  17,381(d)             130,879
Wintrust Financial Corp.                                27,696(d)             861,900
                                                                      ---------------
Total                                                                      23,127,068
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.4%)
ABM Industries, Inc.                                    41,796(d)             906,973
ATC Technology Corp.                                    17,892(b)             429,050
Bowne & Co., Inc.                                       35,771                404,570
Consolidated Graphics, Inc.                             10,040(b)             431,419
G&K Services, Inc., Class A                             16,539(d)             384,863
Healthcare Services Group, Inc.                         39,029(d)             871,908
Interface, Inc., Class A                                50,347(d)             625,813
Mobile Mini, Inc.                                       32,435(b,d)           555,936
SYKES Enterprises, Inc.                                 35,907(b,d)           569,126


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Tetra Tech, Inc.                                        55,039(b)          $1,154,168
The Geo Group, Inc.                                     43,882(b,d)           946,974
The Standard Register Co.                               11,353(d)              37,692
United Stationers, Inc.                                 21,602(b)           1,169,747
Viad Corp.                                              18,330(d)             364,767
                                                                      ---------------
Total                                                                       8,853,006
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.3%)
Arris Group, Inc.                                      113,108(b)           1,054,167
Bel Fuse, Inc., Class B                                 10,366(d)             244,430
Black Box Corp.                                         15,649(d)             476,356
Blue Coat Systems, Inc.                                 38,037(b,d)           833,010
Comtech Telecommunications Corp.                        25,265(b,d)           544,966
DG FastChannel, Inc.                                    22,050(b,d)           840,767
Digi International, Inc.                                22,234(b,d)           184,765
EMS Technologies, Inc.                                  13,664(b)             227,369
Harmonic, Inc.                                          86,445(b,d)           602,522
Netgear, Inc.                                           31,401(b,d)           753,624
Network Equipment Technologies, Inc.                    26,804(b,d)            83,628
PC-Tel, Inc.                                            17,000(b)             107,610
Symmetricom, Inc.                                       39,140(b,d)           208,616
Tekelec                                                 60,946(b)             861,776
Tollgrade Communications, Inc.                          11,300(b)              75,145
Viasat, Inc.                                            35,568(b,d)         1,285,427
                                                                      ---------------
Total                                                                       8,384,178
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
ADPT Corp.                                             107,386(b,d)           327,527
Avid Technology, Inc.                                   25,759(b,d)           333,064
Compellent Technologies, Inc.                           20,403(b,d)           273,604
Hutchinson Technology, Inc.                             20,852(b,d)            79,238
Intermec, Inc.                                          44,099(b,d)           463,040
Intevac, Inc.                                           19,861(b,d)           218,471
Novatel Wireless, Inc.                                  27,882(b,d)           186,809
Stratasys, Inc.                                         18,316(b,d)           415,956
Synaptics, Inc.                                         30,210(b,d)           945,573
                                                                      ---------------
Total                                                                       3,243,282
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.8%)
Comfort Systems USA, Inc.                               33,920(d)             387,027
Dycom Industries, Inc.                                  34,456(b)             311,827
EMCOR Group, Inc.                                       59,147(b)           1,538,414
Insituform Technologies, Inc., Class A                  35,019(b)             801,935
                                                                      ---------------
Total                                                                       3,039,203
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Eagle Materials, Inc.                                   39,115                956,752
Headwaters, Inc.                                        53,930(b,d)           186,598
Texas Industries, Inc.                                  24,753(d)             821,800
                                                                      ---------------
Total                                                                       1,965,150
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
Cash America International, Inc.                        26,339(d)             882,357
Ezcorp, Inc., Class A                                   43,828(b)             872,177
First Cash Financial Services, Inc.                     23,900(b,d)           573,122
Rewards Network, Inc.                                    7,839                108,884
World Acceptance Corp.                                  14,043(b,d)           581,801
                                                                      ---------------
Total                                                                       3,018,341
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Myers Industries, Inc.                                  25,186(d)             199,221
-------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Audiovox Corp., Class A                                 16,548(b,d)           123,283
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.4%)
American Public Education, Inc.                         16,405(b,d)           732,647
Capella Education Co.                                   13,019(b,d)         1,209,725
Coinstar, Inc.                                          28,300(b,d)         1,287,651
Hillenbrand, Inc.                                       55,536              1,226,790
Pre-Paid Legal Services, Inc.                            5,976(b,d)           293,183
Universal Technical Institute, Inc.                     18,298(d)             372,730
                                                                      ---------------
Total                                                                       5,122,726
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Interactive Brokers Group, Inc., Class A                36,850(b,d)          $609,868
Portfolio Recovery Associates, Inc.                     15,124(b)           1,053,840
                                                                      ---------------
Total                                                                       1,663,708
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Cbeyond, Inc.                                           24,255(b,d)           369,403
General Communication, Inc., Class A                    39,827(b,d)           337,733
Neutral Tandem, Inc.                                    29,448(b,d)           315,094
                                                                      ---------------
Total                                                                       1,022,230
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.0%)
Allete, Inc.                                            26,880(d)             969,293
Central Vermont Public Service Corp.                    10,684(d)             226,928
El Paso Electric Co.                                    39,056(b)             839,704
UIL Holdings Corp.                                      26,756                729,101
Unisource Energy Corp.                                  32,166              1,038,318
                                                                      ---------------
Total                                                                       3,803,344
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.6%)
AZZ, Inc.                                               11,055(d)             481,224
Baldor Electric Co.                                     37,605(d)           1,437,263
Belden, Inc.                                            41,706                996,356
Brady Corp., Class A                                    46,836(d)           1,302,509
Encore Wire Corp.                                       16,950(d)             360,696
II-VI, Inc.                                             23,045(b)             789,983
Powell Industries, Inc.                                  7,856(b)             258,148
Vicor Corp.                                             17,490(d)             275,293
                                                                      ---------------
Total                                                                       5,901,472
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.7%)
Agilysys, Inc.                                          17,926(d)             142,153
Anixter International, Inc.                             25,249(b)           1,220,031
Benchmark Electronics, Inc.                             56,206(b)             938,640
Brightpoint, Inc.                                       62,816(b)             497,503
Checkpoint Systems, Inc.                                35,232(b,d)           703,583
Cogent, Inc.                                            41,550(b,d)           373,535
Cognex Corp.                                            35,408                660,359
CTS Corp.                                               30,319                283,483
Daktronics, Inc.                                        30,764(d)             262,109
DTS, Inc.                                               15,501(b,d)           553,696
Electro Scientific Industries, Inc.                     24,601(b)             282,419
FARO Technologies, Inc.                                 14,405(b)             296,311
Gerber Scientific, Inc.                                 22,436(b,d)           128,783
Insight Enterprises, Inc.                               41,249(b)             600,998
Keithley Instruments, Inc.                              12,102                130,581
Littelfuse, Inc.                                        19,550(b,d)           696,176
LoJack Corp.                                            16,338(b)              57,673
Mercury Computer Systems, Inc.                          21,123(b,d)           278,824
Methode Electronics, Inc.                               33,191(d)             354,480
MTS Systems Corp.                                       14,578(d)             421,742
Newport Corp.                                           32,706(b,d)           416,347
OSI Systems, Inc.                                       16,300(b)             452,977
Park Electrochemical Corp.                              18,346                503,414
Plexus Corp.                                            35,984(b,d)         1,050,732
Radisys Corp.                                           21,485(b)             212,057
Rogers Corp.                                            14,085(b,d)           435,931
Scansource, Inc.                                        23,943(b,d)           660,348
SYNNEX Corp.                                            18,893(b,d)           498,586
Technitrol, Inc.                                        36,765                146,692
TTM Technologies, Inc.                                  38,539(b,d)           395,025
                                                                      ---------------
Total                                                                      13,655,188
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.1%)
Basic Energy Services, Inc.                             20,622(b,d)           193,228
Bristow Group, Inc.                                     32,062(b)           1,071,833
CARBO Ceramics, Inc.                                    17,112(d)           1,372,382
Dril-Quip, Inc.                                         27,009(b)           1,412,031
Gulf Island Fabrication, Inc.                           12,790(d)             229,708
Hornbeck Offshore Services, Inc.                        20,716(b,d)           348,650
ION Geophysical Corp.                                  112,723(b,d)           494,854
Lufkin Industries, Inc.                                 26,704(d)           1,097,801
Matrix Service Co.                                      23,495(b)             227,667
Oil States International, Inc.                          44,700(b)           2,053,518
Pioneer Drilling Co.                                    48,243(b,d)           319,369
SEACOR Holdings, Inc.                                   20,126(b)           1,666,835
Seahawk Drilling, Inc.                                  10,541(b,d)           104,672
Superior Well Services, Inc.                            16,512(b,d)           306,628
Tetra Technologies, Inc.                                67,478(b,d)           703,121
                                                                      ---------------
Total                                                                      11,602,297
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

FOOD & STAPLES RETAILING (1.2%)
Casey's General Stores, Inc.                            45,412             $1,737,010
Great Atlantic & Pacific Tea Co.                        24,692(b,d)            85,434
Nash Finch Co.                                          11,219(d)             441,131
Spartan Stores, Inc.                                    20,093                288,535
The Andersons, Inc.                                     16,398                563,599
United Natural Foods, Inc.                              38,527(b,d)         1,299,516
                                                                      ---------------
Total                                                                       4,415,225
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.7%)
Calavo Growers, Inc.                                    10,608(d)             224,041
Cal-Maine Foods, Inc.                                   11,251(d)             355,419
Darling International, Inc.                             73,513(b)             599,866
Diamond Foods, Inc.                                     19,433(d)             865,546
J&J Snack Foods Corp.                                   12,643(d)             527,340
Lance, Inc.                                             28,704(d)             606,516
Sanderson Farms, Inc.                                   17,452(d)             815,881
The Hain Celestial Group, Inc.                          36,509(b,d)           768,880
TreeHouse Foods, Inc.                                   31,018(b,d)         1,479,247
                                                                      ---------------
Total                                                                       6,242,736
-------------------------------------------------------------------------------------

GAS UTILITIES (2.0%)
New Jersey Resources Corp.                              36,841(d)           1,375,275
Northwest Natural Gas Co.                               23,698(d)           1,123,522
Piedmont Natural Gas Co., Inc.                          63,976(d)           1,703,041
South Jersey Industries, Inc.                           26,650(d)           1,245,088
Southwest Gas Corp.                                     40,449(d)           1,301,244
The Laclede Group, Inc.                                 19,853(d)             693,664
                                                                      ---------------
Total                                                                       7,441,834
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.0%)
Abaxis, Inc.                                            19,705(b,d)           395,085
Align Technology, Inc.                                  58,067(b,d)         1,007,462
American Medical Systems Holdings, Inc.                 67,229(b,d)         1,503,240
Analogic Corp.                                          11,512(d)             523,451
Cantel Medical Corp.                                    11,533                183,144
Conmed Corp.                                            26,040(b,d)           500,749
CryoLife, Inc.                                          25,581(b,d)           137,114
Cyberonics, Inc.                                        21,328(b,d)           508,033
Greatbatch, Inc.                                        20,715(b,d)           467,745
Haemonetics Corp.                                       22,768(b,d)         1,257,932
ICU Medical, Inc.                                       10,347(b,d)           385,012
Integra LifeSciences Holdings Corp.                     18,631(b,d)           673,138
Invacare Corp.                                          28,884(d)             688,306
Kensey Nash Corp.                                        8,697(b,d)           204,380
Meridian Bioscience, Inc.                               36,247(d)             696,305
Merit Medical Systems, Inc.                             25,137(b)             425,318
Micrus Endovascular Corp.                               12,550(b)             291,913
Natus Medical, Inc.                                     25,414(b,d)           373,078
Neogen Corp.                                            20,130(b,d)           601,082
Osteotech, Inc.                                         16,144(b,d)            61,186
Palomar Medical Technologies, Inc.                      16,527(b,d)           184,441
SurModics, Inc.                                         15,551(b,d)           204,029
Symmetry Medical, Inc.                                  32,068(b,d)           312,022
The Cooper Companies, Inc.                              41,535(d)           1,614,049
West Pharmaceutical Services, Inc.                      29,646(d)           1,077,336
Zoll Medical Corp.                                      19,126(b)             506,074
                                                                      ---------------
Total                                                                      14,781,624
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.0%)
Air Methods Corp.                                        9,790(b,d)           310,833
Almost Family, Inc.                                      7,214(b)             189,584
Amedisys, Inc.                                          25,453(b,d)           668,650
AMERIGROUP Corp.                                        46,121(b)           1,649,286
AMN Healthcare Services, Inc.                           29,214(b,d)           175,868
Amsurg Corp.                                            27,561(b,d)           504,918
Bio-Reference Labs, Inc.                                21,300(b,d)           446,661
Catalyst Health Solutions, Inc.                         34,725(b)           1,200,791
Centene Corp.                                           43,768(b)             932,696
Chemed Corp.                                            20,362              1,077,557
Corvel Corp.                                             6,369(b)             253,423
Cross Country Healthcare, Inc.                          27,669(b,d)           245,701
Genoptix, Inc.                                          15,617(b,d)           269,862
Gentiva Health Services, Inc.                           26,563(b,d)           547,995


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Hanger Orthopedic Group, Inc.                           28,538(b,d)          $489,427
Healthspring, Inc.                                      43,906(b)             825,433
Healthways, Inc.                                        30,420(b,d)           433,181
HMS Holdings Corp.                                      24,236(b)           1,364,972
inVentiv Health, Inc.                                   30,228(b)             784,114
IPC The Hospitalist Co., Inc.                           12,151(b,d)           312,888
Landauer, Inc.                                           8,361(d)             524,820
LCA-Vision, Inc.                                        16,646(b)              86,393
LHC Group, Inc.                                         13,764(b,d)           316,434
Magellan Health Services, Inc.                          29,734(b)           1,251,504
Medcath Corp.                                           16,486(b,d)           146,066
Molina Healthcare, Inc.                                 11,945(b,d)           356,080
MWI Veterinary Supply, Inc.                             10,940(b,d)           576,100
Odyssey HealthCare, Inc.                                29,919(b)             800,632
PharMerica Corp.                                        27,357(b,d)           357,282
PSS World Medical, Inc.                                 50,984(b,d)           959,519
RehabCare Group, Inc.                                   22,147(b)             469,295
Res-Care, Inc.                                          22,816(b,d)           224,053
The Ensign Group, Inc.                                   9,900(d)             178,200
                                                                      ---------------
Total                                                                      18,930,218
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.9%)
Computer Programs & Systems, Inc.                        8,702                391,329
Eclipsys Corp.                                          51,246(b)           1,010,058
Omnicell, Inc.                                          29,011(b,d)           357,416
Phase Forward, Inc.                                     39,015(b)             655,452
Quality Systems, Inc.                                   16,990(d)             933,091
                                                                      ---------------
Total                                                                       3,347,346
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.0%)
Biglari Holdings, Inc.                                   1,108(b,d)           321,874
BJ's Restaurants, Inc.                                  19,049(b,d)           485,750
Buffalo Wild Wings, Inc.                                16,209(b)             691,152
California Pizza Kitchen, Inc.                          21,918(b)             393,209
CEC Entertainment, Inc.                                 19,590(b,d)           680,361
Cracker Barrel Old Country Store, Inc.                  21,005(d)           1,028,824
DineEquity, Inc.                                        13,758(b)             501,617
Interval Leisure Group, Inc.                            35,514(b,d)           494,000
Jack in the Box, Inc.                                   49,070(b)           1,012,313
Landry's Restaurants, Inc.                               7,224(b)             176,916
Marcus Corp.                                            18,628(d)             227,262
Monarch Casino & Resort, Inc.                           10,070(b)             107,246
Multimedia Games, Inc.                                  24,467(b)             102,761
O'Charleys, Inc.                                        16,777(b,d)           116,936
Papa John's International, Inc.                         18,801(b,d)           476,229
Peet's Coffee & Tea, Inc.                               11,876(b,d)           482,522
PF Chang's China Bistro, Inc.                           20,655(d)             855,116
Pinnacle Entertainment, Inc.                            53,975(b)             585,629
Red Robin Gourmet Burgers, Inc.                         13,895(b,d)           296,519
Ruby Tuesday, Inc.                                      57,519(b,d)           587,844
Ruth's Hospitality Group, Inc.                          25,416(b)             102,681
Shuffle Master, Inc.                                    47,801(b,d)           420,171
Sonic Corp.                                             54,548(b)             480,022
Texas Roadhouse, Inc.                                   46,510(b,d)           626,955
                                                                      ---------------
Total                                                                      11,253,909
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Blyth, Inc.                                              5,307(d)             209,892
Ethan Allen Interiors, Inc.                             23,347                358,143
Helen of Troy Ltd.                                      27,345(b,c)           655,185
Kid Brands, Inc.                                        19,226(b)             159,960
La-Z-Boy, Inc.                                          45,984(b,d)           393,623
M/I Homes, Inc.                                         16,512(b)             174,202
Meritage Homes Corp.                                    28,608(b,d)           502,929
National Presto Industries, Inc.                         4,273(d)             435,803
Skyline Corp.                                            6,047(d)             121,424
Standard Pacific Corp.                                  88,350(b,d)           353,400
Universal Electronics, Inc.                             12,192(b,d)           214,092
                                                                      ---------------
Total                                                                       3,578,653
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Central Garden and Pet Co., Class A                     57,443(b,d)           580,749
WD-40 Co.                                               14,778(d)             537,328
                                                                      ---------------
Total                                                                       1,118,077
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

INDUSTRIAL CONGLOMERATES (0.2%)
Standex International Corp.                             11,114(d)            $333,642
Tredegar Corp.                                          18,614(d)             321,278
                                                                      ---------------
Total                                                                         654,920
-------------------------------------------------------------------------------------

INSURANCE (2.7%)
American Physicians Capital, Inc.                        7,303                299,058
AMERISAFE, Inc.                                         16,805(b,d)           301,818
Delphi Financial Group, Inc., Class A                   42,488(d)           1,102,563
eHealth, Inc.                                           21,005(b,d)           233,156
Employers Holdings, Inc.                                38,121                592,400
Horace Mann Educators Corp.                             35,000                588,700
Infinity Property & Casualty Corp.                      11,792                566,488
National Financial Partners Corp.                       38,056(b)             408,341
Presidential Life Corp.                                 18,478(d)             181,269
ProAssurance Corp.                                      28,977(b)           1,724,420
RLI Corp.                                               15,442(d)             856,877
Safety Insurance Group, Inc.                            13,538(d)             530,690
Selective Insurance Group, Inc.                         47,495                739,022
Stewart Information Services Corp.                      16,336(d)             163,197
The Navigators Group, Inc.                              11,518(b)             491,012
Tower Group, Inc.                                       40,085(d)             863,832
United Fire & Casualty Co.                              19,759                423,633
                                                                      ---------------
Total                                                                      10,066,476
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.7%)
Blue Nile, Inc.                                         12,916(b,d)           657,424
HSN, Inc.                                               35,817(b,d)         1,053,020
NutriSystem, Inc.                                       27,975(d)             547,191
PetMed Express, Inc.                                    20,520(d)             327,294
                                                                      ---------------
Total                                                                       2,584,929
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.9%)
comScore, Inc.                                          22,124(b,d)           438,276
DealerTrack Holdings, Inc.                              35,936(b,d)           560,961
Infospace, Inc.                                         31,983(b)             250,427
j2 Global Communications, Inc.                          40,270(b,d)           947,553
Perficient, Inc.                                        27,362(b)             236,681
Stamps.com, Inc.                                         9,425(b)             103,110
The Knot, Inc.                                          26,805(b,d)           220,605
United Online, Inc.                                     77,702(d)             491,077
                                                                      ---------------
Total                                                                       3,248,690
-------------------------------------------------------------------------------------

IT SERVICES (1.6%)
CACI International, Inc., Class A                       26,944(b)           1,266,907
Ciber, Inc.                                             61,735(b)             205,578
CSG Systems International, Inc.                         30,377(b)             572,910
Forrester Research, Inc.                                13,266(b,d)           428,226
Heartland Payment Systems, Inc.                         33,765(d)             532,812
Integral Systems, Inc.                                  15,599(b,d)           117,928
MAXIMUS, Inc.                                           15,588                938,242
NCI, Inc., Class A                                       6,207(b,d)           146,237
StarTek, Inc.                                           10,625(b,d)            49,088
TeleTech Holdings, Inc.                                 28,527(b)             396,525
Wright Express Corp.                                    34,600(b,d)         1,210,654
                                                                      ---------------
Total                                                                       5,865,107
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.5%)
Arctic Cat, Inc.                                        10,880(b,d)           108,256
Brunswick Corp.                                         78,939(d)           1,335,648
Callaway Golf Co.                                       57,449(d)             387,781
Jakks Pacific, Inc.                                     24,865(b,d)           392,370
Nautilus, Inc.                                          18,388(b)              36,408
Polaris Industries, Inc.                                29,541(d)           1,763,598
Pool Corp.                                              44,118(d)             976,331
RC2 Corp.                                               19,171(b,d)           317,280
Sturm Ruger & Co., Inc.                                 17,072                239,008
                                                                      ---------------
Total                                                                       5,556,680
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

LIFE SCIENCES TOOLS & SERVICES (0.8%)
Cambrex Corp.                                           26,176(b,d)           $92,925
Dionex Corp.                                            15,713(b,d)         1,186,332
Enzo Biochem, Inc.                                      29,798(b,d)           137,071
eResearchTechnology, Inc.                               37,859(b,d)           306,658
Kendle International, Inc.                              13,285(b)             163,538
Parexel International Corp.                             52,061(b,d)         1,068,812
                                                                      ---------------
Total                                                                       2,955,336
-------------------------------------------------------------------------------------

MACHINERY (3.8%)
Actuant Corp., Class A                                  60,597(d)           1,249,511
Albany International Corp., Class A                     24,652(d)             452,364
Astec Industries, Inc.                                  17,761(b,d)           556,807
Badger Meter, Inc.                                      13,356(d)             523,021
Barnes Group, Inc.                                      38,756(d)             712,335
Briggs & Stratton Corp.                                 44,630(d)             846,631
Cascade Corp.                                            8,165(d)             311,658
CIRCOR International, Inc.                              15,230                476,394
CLARCOR, Inc.                                           44,970(d)           1,687,275
EnPro Industries, Inc.                                  18,340(b,d)           549,283
ESCO Technologies, Inc.                                 23,601(d)             703,546
Federal Signal Corp.                                    55,300                329,588
John Bean Technologies Corp.                            25,092                394,195
Kaydon Corp.                                            29,816(d)           1,132,710
Lindsay Corp.                                           11,149(d)             387,762
Lydall, Inc.                                            15,202(b)             108,694
Mueller Industries, Inc.                                33,621(d)             831,111
Robbins & Myers, Inc.                                   29,395                697,249
The Toro Co.                                            28,982(d)           1,508,514
Watts Water Technologies, Inc., Class A                 26,253                845,347
                                                                      ---------------
Total                                                                      14,303,995
-------------------------------------------------------------------------------------

MEDIA (0.6%)
Arbitron, Inc.                                          23,752(d)             686,433
EW Scripps Co., Class A                                 26,891(b,d)           211,363
Live Nation Entertainment, Inc.                        127,978(b)           1,181,237
                                                                      ---------------
Total                                                                       2,079,033
-------------------------------------------------------------------------------------

METALS & MINING (0.8%)
AM Castle & Co.                                         14,928(b)             220,487
AMCOL International Corp.                               22,344(d)             669,426
Brush Engineered Materials, Inc.                        18,095(b,d)           431,566
Century Aluminum Co.                                    51,245(b,d)           534,485
Olympic Steel, Inc.                                      8,068(d)             205,169
RTI International Metals, Inc.                          26,835(b,d)           761,577
                                                                      ---------------
Total                                                                       2,822,710
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Fred's, Inc., Class A                                   35,053(d)             379,975
Tuesday Morning Corp.                                   27,979(b,d)           121,988
                                                                      ---------------
Total                                                                         501,963
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
Avista Corp.                                            48,957(d)           1,024,180
CH Energy Group, Inc.                                   14,096                589,213
NorthWestern Corp.                                      32,275(d)             910,155
                                                                      ---------------
Total                                                                       2,523,548
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.1%)
Holly Corp.                                             38,913(d)           1,040,144
Penn Virginia Corp.                                     40,519(d)             769,861
Petroleum Development Corp.                             17,178(b)             500,567
Petroquest Energy, Inc.                                 47,330(b,d)           314,271
SM Energy Co.                                           56,117              2,324,367
Stone Energy Corp.                                      37,623(b,d)           442,446
Swift Energy Co.                                        33,755(b,d)           875,267
World Fuel Services Corp.                               52,996(d)           1,380,546
                                                                      ---------------
Total                                                                       7,647,469
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.8%)
Buckeye Technologies, Inc.                              35,008(b)             397,341
Clearwater Paper Corp.                                  10,253(b)             631,892
Deltic Timber Corp.                                      9,566(d)             437,931
Neenah Paper, Inc.                                      13,132(d)             235,588
Schweitzer-Mauduit International, Inc.                  16,371(d)             866,518
Wausau Paper Corp.                                      43,717(b,d)           298,587
                                                                      ---------------
Total                                                                       2,867,857
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PERSONAL PRODUCTS (0.1%)
Mannatech, Inc.                                         13,950(b)             $37,944
Medifast, Inc.                                          11,950(b)             361,368
                                                                      ---------------
Total                                                                         399,312
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.1%)
Hi-Tech Pharmacal Co., Inc.                              8,600(b,d)           151,188
Par Pharmaceutical Companies, Inc.                      31,268(b)             825,475
Salix Pharmaceuticals Ltd.                              50,787(b,d)         2,153,877
Viropharma, Inc.                                        69,395(b)             913,932
                                                                      ---------------
Total                                                                       4,044,472
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.9%)
Administaff, Inc.                                       20,305(d)             529,148
CDI Corp.                                               11,364(d)             190,915
Exponent, Inc.                                          12,346(b,d)           407,541
Heidrick & Struggles International, Inc.                15,585(d)             313,259
Kelly Services, Inc., Class A                           23,740(b,d)           351,352
On Assignment, Inc.                                     32,482(b,d)           156,888
School Specialty, Inc.                                  14,288(b,d)           273,901
SFN Group, Inc.                                         46,300(b,d)           346,787
The Dolan Co.                                           27,031(b,d)           315,992
TrueBlue, Inc.                                          39,303(b)             505,830
Volt Information Sciences, Inc.                         10,805(b)              96,489
                                                                      ---------------
Total                                                                       3,488,102
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.3%)
Acadia Realty Trust                                     35,804                663,806
BioMed Realty Trust, Inc.                              101,247(d)           1,826,496
Cedar Shopping Centers, Inc.                            49,084(d)             304,321
Colonial Properties Trust                               62,527              1,007,935
DiamondRock Hospitality Co.                            137,623(b)           1,277,141
EastGroup Properties, Inc.                              24,036                871,786
Entertainment Properties Trust                          41,441(d)           1,729,747
Extra Space Storage, Inc.                               77,782              1,206,399
Franklin Street Properties Corp.                        60,434(d)             737,899
Healthcare Realty Trust, Inc.                           55,561              1,304,017
Home Properties, Inc.                                   32,409(d)           1,609,755
Inland Real Estate Corp.                                64,040(d)             531,532
Kilroy Realty Corp.                                     46,662(d)           1,566,910
Kite Realty Group Trust                                 56,363(d)             261,524
LaSalle Hotel Properties                                62,242              1,476,380
Lexington Realty Trust                                 100,191(d)             644,228
LTC Properties, Inc.                                    21,209(d)             522,802
Medical Properties Trust, Inc.                          99,191                985,959
Mid-America Apartment Communities, Inc.                 26,831(d)           1,515,415
National Retail Properties, Inc.                        74,319(d)           1,718,255
Parkway Properties, Inc.                                19,253(d)             321,718
Pennsylvania Real Estate Investment Trust               43,916                539,728
Post Properties, Inc.                                   43,332(d)           1,104,099
PS Business Parks, Inc.                                 16,158                938,295
Sovran Self Storage, Inc.                               24,594(d)             905,059
Tanger Factory Outlet Centers                           36,106(d)           1,613,938
Urstadt Biddle Properties, Inc., Class A                19,333(d)             344,707
                                                                      ---------------
Total                                                                      27,529,851
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Forestar Group, Inc.                                    32,472(b,d)           523,124
-------------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Arkansas Best Corp.                                     22,560(d)             509,179
Heartland Express, Inc.                                 46,896(d)             751,274
Knight Transportation, Inc.                             52,130(d)           1,090,560
Old Dominion Freight Line, Inc.                         24,929(b,d)           982,950
                                                                      ---------------
Total                                                                       3,333,963
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.8%)
Actel Corp.                                             23,427(b,d)           343,440
Advanced Energy Industries, Inc.                        29,675(b,d)           522,577
ATMI, Inc.                                              28,098(b,d)           416,974
Brooks Automation, Inc.                                 57,991(b,d)           442,471
Cabot Microelectronics Corp.                            21,063(b)             688,549
Cohu, Inc.                                              20,992                329,155
Cymer, Inc.                                             26,841(b,d)           893,268


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Cypress Semiconductor Corp.                            146,212(b,d)        $1,549,847
Diodes, Inc.                                            31,279(b)             553,013
DSP Group, Inc.                                         20,649(b)             144,130
Exar Corp.                                              39,063(b,d)           273,050
FEI Co.                                                 33,896(b)             663,006
Hittite Microwave Corp.                                 19,274(b,d)           885,833
Kopin Corp.                                             59,393(b,d)           223,912
Kulicke & Soffa Industries, Inc.                        62,554(b)             420,363
Micrel, Inc.                                            38,469(d)             373,919
Microsemi Corp.                                         74,027(b)           1,181,471
MKS Instruments, Inc.                                   44,668(b,d)           958,575
Pericom Semiconductor Corp.                             22,628(b,d)           206,820
Rudolph Technologies, Inc.                              27,823(b,d)           240,391
Sigma Designs, Inc.                                     24,029(b,d)           246,057
Standard Microsystems Corp.                             20,012(b,d)           440,664
Supertex, Inc.                                          11,529(b,d)           299,062
Tessera Technologies, Inc.                              44,787(b)             760,483
TriQuint Semiconductor, Inc.                           138,417(b,d)           959,230
Ultratech, Inc.                                         21,358(b)             385,939
Varian Semiconductor Equipment Associates,
 Inc.                                                   66,543(b)           1,880,506
Veeco Instruments, Inc.                                 36,173(b,d)         1,566,291
                                                                      ---------------
Total                                                                      17,848,996
-------------------------------------------------------------------------------------

SOFTWARE (3.3%)
Blackbaud, Inc.                                         39,973(d)             946,960
CommVault Systems, Inc.                                 38,514(b)             713,279
Concur Technologies, Inc.                               38,712(b)           1,791,590
Ebix, Inc.                                              27,793(b,d)           461,642
Epicor Software Corp.                                   42,205(b)             326,667
EPIQ Systems, Inc.                                      29,408                382,892
Interactive Intelligence, Inc.                          11,492(b,d)           185,941
JDA Software Group, Inc.                                32,706(b,d)           768,591
Manhattan Associates, Inc.                              20,238(b,d)           543,593
MicroStrategy, Inc., Class A                             8,108(b)             672,883
Netscout Systems, Inc.                                  31,342(b)             496,771
Phoenix Technologies Ltd.                               31,302(b,d)            96,723
Progress Software Corp.                                 37,611(b,d)         1,124,569
Radiant Systems, Inc.                                   25,169(b)             357,651
Smith Micro Software, Inc.                              27,194(b,d)           267,317
Sonic Solutions, Inc.                                   27,347(b,d)           215,221
Take-Two Interactive Software, Inc.                     75,415(b,d)           773,004
Taleo Corp., Class A                                    34,598(b,d)           851,111
THQ, Inc.                                               60,405(b,d)           275,447
Tyler Technologies, Inc.                                24,681(b,d)           405,509
Websense, Inc.                                          38,510(b)             714,746
                                                                      ---------------
Total                                                                      12,372,107
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.1%)
Big 5 Sporting Goods Corp.                              19,418(d)             266,803
Brown Shoe Co., Inc.                                    38,716(d)             566,028
Cabela's, Inc.                                          36,206(b,d)           564,452
Christopher & Banks Corp.                               31,910(d)             235,815
Genesco, Inc.                                           21,433(b)             584,907
Group 1 Automotive, Inc.                                21,864(b,d)           606,070
Gymboree Corp.                                          26,358(b,d)         1,141,300
Haverty Furniture Companies, Inc.                       16,790(d)             203,495
Hibbett Sports, Inc.                                    25,728(b,d)           681,020
HOT Topic, Inc.                                         39,715(d)             210,092
Jo-Ann Stores, Inc.                                     24,358(b)           1,020,357
JOS A Bank Clothiers, Inc.                              16,357(b,d)           959,829
Lithia Motors, Inc., Class A                            19,020                167,376
Lumber Liquidators Holdings, Inc.                       13,914(b,d)           345,345
MarineMax, Inc.                                         19,678(b,d)           149,553
Midas, Inc.                                             12,704(b,d)           111,795
Monro Muffler Brake, Inc.                               17,690(d)             725,998
OfficeMax, Inc.                                         75,671(b,d)         1,081,338
PEP Boys -- Manny, Moe & Jack                           41,631                399,658
Sonic Automotive, Inc., Class A                         35,681(b)             352,885
Stage Stores, Inc.                                      34,216                376,376
Stein Mart, Inc.                                        23,614(b,d)           182,300
The Buckle, Inc.                                        22,903                630,978
The Cato Corp., Class A                                 26,385(d)             614,243
The Childrens Place Retail Stores, Inc.                 24,729(b)           1,034,908
The Finish Line, Inc., Class A                          48,510                694,178
The Men's Wearhouse, Inc.                               46,749(d)             909,736


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Zale Corp.                                              21,206(b,d)           $37,323
Zumiez, Inc.                                            18,810(b,d)           344,223
                                                                      ---------------
Total                                                                      15,198,381
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (3.0%)
Carter's, Inc.                                          52,972(b)           1,284,040
CROCS, Inc.                                             76,518(b,d)           981,726
Deckers Outdoor Corp.                                   34,502(b)           1,755,806
Iconix Brand Group, Inc.                                64,365(b)           1,059,448
K-Swiss, Inc., Class A                                  24,161(b,d)           288,724
Liz Claiborne, Inc.                                     84,298(b,d)           399,573
Maidenform Brands, Inc.                                 19,846(b,d)           492,776
Movado Group, Inc.                                      16,079(b)             182,657
Oxford Industries, Inc.                                 12,364(d)             276,954
Perry Ellis International, Inc.                          9,154(b,d)           204,958
Quiksilver, Inc.                                       114,938(b,d)           513,773
Skechers U.S.A., Inc., Class A                          30,445(b)           1,129,205
True Religion Apparel, Inc.                             22,643(b,d)           556,565
Unifirst Corp.                                          12,810                563,128
Volcom, Inc.                                            14,765(b,d)           240,227
Wolverine World Wide, Inc.                              44,223              1,264,336
                                                                      ---------------
Total                                                                      11,193,896
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Bank Mutual Corp.                                       40,557(d)             238,475
Brookline Bancorp, Inc.                                 52,637(d)             509,526
Dime Community Bancshares                               22,817(d)             298,903
Trustco Bank Corp. NY                                   68,575(d)             399,107
                                                                      ---------------
Total                                                                       1,446,011
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One International, Inc.                        79,454(b,d)           299,542
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.8%)
Applied Industrial Technologies, Inc.                   33,243(d)             930,804
Kaman Corp.                                             23,103(d)             527,673
Lawson Products, Inc.                                    3,594                 64,009
Watsco, Inc.                                            28,921(d)           1,611,189
                                                                      ---------------
Total                                                                       3,133,675
-------------------------------------------------------------------------------------

WATER UTILITIES (0.2%)
American States Water Co.                               16,540(d)             583,531
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
NTELOS Holdings Corp.                                   26,716(d)             499,856
USA Mobility, Inc.                                      19,748(d)             292,863
                                                                      ---------------
Total                                                                         792,719
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $351,698,950)                                                     $366,962,899
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.3%)
                                                       SHARES                VALUE(a)
Columbia Short-Term Cash Fund, 0.279%                4,710,062(f)          $4,710,062
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,710,062)                                                         $4,710,062
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (24.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (3.2%)
Cancara Asset Securitisation LLC
 08-12-10                            0.330%          $2,999,203            $2,999,203
Ebbets Funding LLC
 08-09-10                            0.600            2,998,350             2,998,350
Grampian Funding LLC
 08-17-10                            0.350            2,999,008             2,999,008
Rhein-Main Securitisation Ltd.
 10-12-10                            0.611            2,995,171             2,995,171
                                                                      ---------------
Total                                                                      11,991,732
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (5.6%)
Commerzbank AG
 08-02-10                            0.210            3,000,000             3,000,000
Credit Agricole
 10-12-10                            0.413            3,000,000             3,000,000
DZ Bank AG
 08-16-10                            0.450            2,000,000             2,000,000
KBC Bank NV
 08-06-10                            0.450            3,000,000             3,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Norinchukin Bank
 10-14-10                            0.565%          $2,000,000            $2,000,000
Overseas Chinese Banking Corp.
 08-02-10                            0.420            1,000,000             1,000,000
Rabobank Group
 10-27-10                            0.377            3,000,000             3,000,000
Union Bank of Switzerland
 10-18-10                            0.455            2,000,000             2,000,000
Westpac Banking Corp.
 11-04-10                            0.387            2,000,000             2,000,000
                                                                      ---------------
Total                                                                      21,000,000
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.3%)
State Development Bank of NorthRhine-Westphalia
 10-08-10                            0.511              998,711               998,711
-------------------------------------------------------------------------------------




                                   EFFECTIVE         PRINCIPAL
ISSUER                               YIELD             AMOUNT                VALUE(a)
REPURCHASE AGREEMENTS (15.7%)(e)
Cantor Fitzgerald & Co.
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $10,000,192                         0.230%          $10,000,000          $10,000,000
Citigroup Global Markets, Inc.
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $10,000,183                         0.220            10,000,000           10,000,000
MF Global Holdings Ltd.
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $5,000,096                          0.230             5,000,000            5,000,000
Mizuho Securities USA, Inc.
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $5,000,100                          0.240             5,000,000            5,000,000
Morgan Stanley
 dated 04-15-10, matures 08-30-10,
 repurchase price
 $5,001,981                          0.460             5,000,000            5,000,000
Nomura Securities
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $2,500,075                          0.360             2,500,000            2,500,000
Pershing LLC
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $15,000,388                         0.310            15,000,000           15,000,000
UBS Securities LLC
 dated 07-30-10, matures 08-02-10,
 repurchase price
 $5,940,238                          0.210             5,940,134            5,940,134
                                                                      ---------------
Total                                                                      58,440,134
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL
  RECEIVED FOR SECURITIES ON LOAN
(Cost: $92,430,577)                                                       $92,430,577
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $448,839,589)(g)                                                  $464,103,538
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS IN DERIVATIVES


At July 31, 2010, $390,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
Russell 2000 Mini Index         71          $4,612,160   Sept. 2010         $(10,693)



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.19% of net assets.

(d) At July 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD & CO. (0.230%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Fannie Mae Discount Notes                                $227
Fannie Mae Grantor Trust                                2,057
Fannie Mae Interest Strip                             113,099
Fannie Mae Pool                                     1,055,802
Fannie Mae Principal Strip                              9,624
Fannie Mae REMICS                                     838,846
Fannie Mae Whole Loan                                     135
Federal Farm Credit Bank                              215,916
Federal Home Loan Bank Discount Notes                 222,022
Federal Home Loan Banks                             1,606,380
Federal Home Loan Mortgage Corp                       137,846
Federal National Mortgage Association                 365,927
FHLMC Structured Pass Through Securities              312,296
Freddie Mac Coupon Strips                                 728
Freddie Mac Discount Notes                             53,312
Freddie Mac Non Gold Pool                             464,020
Freddie Mac Reference REMIC                             8,041
Freddie Mac REMICS                                    503,765


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



CANTOR FITZGERALD & CO. (0.230%) (CONTINUED)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Freddie Mac Strips                                    $67,517
Ginnie Mae I Pool                                     669,640
Ginnie Mae II Pool                                    592,287
Government National Mortgage Association              199,173
United States Treasury Bill                         2,148,290
United States Treasury Inflation Indexed Bonds         85,657
United States Treasury Strip Coupon                   499,632
United States Treasury Strip Principal                 27,761
-------------------------------------------------------------
Total market value of collateral securities       $10,200,000
-------------------------------------------------------------


CITIGROUP GLOBAL MARKETS, INC. (0.220%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Fannie Mae REMICS                                  $3,591,684
Freddie Mac Reference REMIC                           345,128
Freddie Mac REMICS                                  4,842,031
Government National Mortgage Association            1,421,157
-------------------------------------------------------------
Total market value of collateral securities       $10,200,000
-------------------------------------------------------------


MF GLOBAL HOLDINGS LTD. (0.230%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
United States Treasury Note/Bond                   $4,378,429
United States Treasury Strip Coupon                   721,678
-------------------------------------------------------------
Total market value of collateral securities        $5,100,107
-------------------------------------------------------------


MIZUHO SECURITIES USA, INC. (0.240%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Fannie Mae Pool                                    $1,817,879
Fannie Mae REMICS                                   1,256,032
Freddie Mac Gold Pool                                 661,756
Freddie Mac Non Gold Pool                              27,902
Freddie Mac REMICS                                    836,003
Ginnie Mae I Pool                                     499,964
Ginnie Mae II Pool                                        464
-------------------------------------------------------------
Total market value of collateral securities        $5,100,000
-------------------------------------------------------------




--------------------------------------------------------------------------------
22  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.460%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Amstel Funding Corp                                  $882,036
Argento Variable Fund                                 725,765
Atlantis One Funding Corp                             588,035
Landesbank Hsn-Thurny                                 588,099
LMA LMA Americas                                      677,604
Romulus Funding Corp                                  753,456
Scaldis Capital Ltd/LLC                               819,727
Shell International Finance B.V.                      215,278
-------------------------------------------------------------
Total market value of collateral securities        $5,250,000
-------------------------------------------------------------


NOMURA SECURITIES (0.360%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
AEP Texas Central Transition Funding LLC               $3,219
American Express Credit Account Master Trust            3,640
BA Credit Card Trust                                   20,425
Banc of America Commercial Mortgage Inc                 1,731
Bayview Commercial Asset Trust                          9,548
Bear Stearns Commercial Mortgage Securities               577
BMW Vehicle Lease Trust                                13,336
Capital Auto Receivables Asset Trust                   34,351
Capital One Multi-Asset Execution Trust                86,911
CarMax Auto Owner Trust                                11,840
Caterpillar Financial Asset Trust                       2,030
CenterPoint Energy Transition Bond Co LLC             167,292
Chase Issuance Trust                                   64,344
Citibank Credit Card Issuance Trust                   215,387
Citigroup Commercial Mortgage Trust                   143,648
Citigroup/Deutsche Bank Commercial Mortgage
  Trust                                               140,615
Discover Card Master Trust                              8,465
Discover Card Master Trust I                           53,703
Entergy Gulf States Reconstruction Funding LLC         44,069
Fannie Mae Whole Loan                                  31,757
FHLMC Multifamily Structured Pass Through
  Certificates                                          2,175
FHLMC Structured Pass Through Securities                2,279
First Union National Bank Commercial Mortgage           5,684
Ford Credit Auto Owner Trust                              354
Ford Credit Floorplan Master Owner Trust                2,833
GE Capital Commercial Mortgage Corp                    19,825
Greenwich Capital Commercial Funding Corp               4,466
GS Mortgage Securities Corp II                        176,836
Honda Auto Receivables Owner Trust                      5,586
Household Automotive Trust                             47,968
JP Morgan Chase Commercial Mortgage Securities
  Corp                                                101,342
LB-UBS Commercial Mortgage Trust                      122,563


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



NOMURA SECURITIES (0.360%) (CONTINUED)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
MBNA Credit Card Master Note Trust                    $82,568
Merrill Lynch Floating Trust                           23,758
Morgan Stanley Capital I                               17,450
Morgan Stanley Dean Witter Capital I                      568
Nissan Auto Lease Trust                                15,334
Nissan Auto Receivables Owner Trust                    67,748
Peco Energy Transition Trust                            4,960
PG&E Energy Recovery Funding LLC                       89,786
PSE&G Transition Funding LLC                           28,076
Public Service New Hampshire Funding LLC               23,488
Salomon Brothers Mortgage Securities VII Inc            1,836
SLM Student Loan Trust                                244,258
USAA Auto Owner Trust                                  27,517
Wachovia Bank Commercial Mortgage Trust               445,500
World Omni Automobile Lease Securitization
  Trust                                                 2,289
-------------------------------------------------------------
Total market value of collateral securities        $2,623,935
-------------------------------------------------------------


PERSHING LLC (0.310%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Fannie Mae Benchmark REMIC                            $38,940
Fannie Mae Pool                                     6,178,797
Fannie Mae REMICS                                     583,570
Federal Farm Credit Bank                               52,599
Federal Home Loan Banks                               159,496
Federal Home Loan Mortgage Corp                        10,365
Federal National Mortgage Association                   1,014
Freddie Mac Gold Pool                               1,661,713
Freddie Mac Non Gold Pool                             185,659
Freddie Mac REMICS                                    538,697
Ginnie Mae I Pool                                     336,593
Ginnie Mae II Pool                                    676,880
Government National Mortgage Association              175,353
United States Treasury Inflation Indexed Bonds        308,302
United States Treasury Note/Bond                    3,191,774
United States Treasury Strip Coupon                   437,603
United States Treasury Strip Principal                762,645
-------------------------------------------------------------
Total market value of collateral securities       $15,300,000
-------------------------------------------------------------




--------------------------------------------------------------------------------
24  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



UBS SECURITIES LLC (0.210%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Fannie Mae Interest Strip                          $1,349,965
Fannie Mae Principal Strip                            257,863
Federal Farm Credit Bank                              715,312
Federal Home Loan Mortgage Corp                     2,534,590
Freddie Mac Strips                                  1,201,223
-------------------------------------------------------------
Total market value of collateral securities        $6,058,953
-------------------------------------------------------------



(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at July 31, 2010.

(g) At July 31, 2010, the cost of securities for federal income tax purposes was approximately $448,840,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $50,416,000
     Unrealized depreciation                         (35,152,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $15,264,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
26  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2010:

                                                FAIR VALUE AT JULY 31, 2010
                            ------------------------------------------------------------------
                                  LEVEL 1            LEVEL 2
                               QUOTED PRICES          OTHER          LEVEL 3
                                 IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)              IDENTICAL ASSETS(b)       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                 $366,962,899               $--         $--        $366,962,899
----------------------------------------------------------------------------------------------
Total Equity Securities          366,962,899                --          --         366,962,899
----------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(c)                 4,710,062                --          --           4,710,062
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                  --        92,430,577          --          92,430,577
----------------------------------------------------------------------------------------------
Total Other                        4,710,062        92,430,577          --          97,140,639
----------------------------------------------------------------------------------------------
Investments in
  Securities                     371,672,961        92,430,577          --         464,103,538
Other Financial
  Instruments(d)                     (10,693)               --          --             (10,693)
----------------------------------------------------------------------------------------------
Total                           $371,662,268       $92,430,577         $--        $464,092,845
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
28  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
JULY 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $351,698,950)             $366,962,899
  Affiliated money market fund (identified cost $4,710,062)           4,710,062
Investments of cash collateral received for securities on loan
  Short-term securities (identified cost $33,990,443)                33,990,443
  Repurchase agreements (identified cost $58,440,134                 58,440,134
-------------------------------------------------------------------------------
Total investments in securities (identified cost $448,839,589)      464,103,538
Receivable from Investment Manager                                        1,873
Capital shares receivable                                            14,694,313
Dividends and accrued interest receivable                               216,422
Receivable for investment securities sold                                 4,087
Variation margin receivable on futures contracts                         14,820
Margin deposits on futures contracts                                    390,000
-------------------------------------------------------------------------------
Total assets                                                        479,425,053
-------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                              18
Capital shares payable                                               14,925,395
Payable upon return of securities loaned                             92,430,577
Accrued investment management services fees                               3,643
Accrued distribution fees                                                 3,379
Accrued transfer agency fees                                              3,115
Accrued administrative services fees                                        817
Accrued plan administration services fees                                    51
Other accrued expenses                                                   97,680
-------------------------------------------------------------------------------
Total liabilities                                                   107,464,675
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $371,960,378
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    894,529
Additional paid-in capital                                          429,061,493
Undistributed net investment income                                   1,614,475
Accumulated net realized gain (loss)                                (74,863,375)
Unrealized appreciation (depreciation) on investments                15,253,256
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $371,960,378
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 89,741,689
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $336,440,143           79,477,158                       $4.23(1)
Class B          $ 28,026,613            8,270,731                       $3.39
Class R4         $  7,493,622            1,705,013                       $4.40
------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $4.49. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  29

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 2,097,119
Income distributions from affiliated money market fund                   2,709
Income from securities lending -- net                                  255,951
------------------------------------------------------------------------------
Total income                                                         2,355,779
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    699,000
Distribution fees
  Class A                                                              424,491
  Class B                                                              225,065
Transfer agency fees
  Class A                                                              470,476
  Class B                                                               66,566
  Class R4                                                               2,214
Administrative services fees                                           156,922
Plan administration services fees --  Class R4                           9,624
Compensation of board members                                            5,862
Custodian fees                                                          25,780
Printing and postage                                                    48,200
Registration fees                                                       31,300
Licensing fees                                                          16,380
Professional fees                                                       10,801
Other                                                                   36,228
------------------------------------------------------------------------------
Total expenses                                                       2,228,909
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (629,765)
------------------------------------------------------------------------------
Total net expenses                                                   1,599,144
------------------------------------------------------------------------------
Investment income (loss) -- net                                        756,635
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             12,797,132
  Futures contracts                                                    189,077
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             12,986,209
Net change in unrealized appreciation (depreciation) on
  investments                                                       19,140,264
------------------------------------------------------------------------------
Net gain (loss) on investments                                      32,126,473
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $32,883,108
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                                   SIX MONTHS ENDED
                                                                      JULY 31, 2010     YEAR ENDED
                                                                        (UNAUDITED)  JAN. 31, 2010
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $    756,635   $  2,170,823
Net realized gain (loss) on investments                                  12,986,209    (50,802,489)
Net change in unrealized appreciation (depreciation) on
  investments                                                            19,140,264    167,161,551
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          32,883,108    118,529,885
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                      --     (2,210,039)
    Class R4                                                                     --        (51,286)
  Net realized gain
    Class A                                                                      --         (2,572)
    Class B                                                                      --           (429)
    Class R4                                                                     --            (48)
--------------------------------------------------------------------------------------------------
Total distributions                                                              --     (2,264,374)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          6,844,754     20,640,213
  Class B shares                                                            856,603      2,612,745
  Class R4 shares                                                         2,817,229      2,803,473
Reinvestment of distributions at net asset value
  Class A shares                                                                 --      2,169,640
  Class B shares                                                                 --            423
  Class R4 shares                                                                --         51,334
Conversions from Class B to Class A
  Class A shares                                                         14,600,768     12,049,199
  Class B shares                                                        (14,600,768)   (12,049,199)
Payments for redemptions
  Class A shares                                                        (42,627,271)   (85,057,483)
  Class B shares                                                         (5,844,848)   (13,593,736)
  Class R4 shares                                                        (2,463,835)    (2,208,148)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (40,417,368)   (72,581,539)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (7,534,260)    43,683,972
Net assets at beginning of period                                       379,494,638    335,810,666
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $371,960,378   $379,494,638
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $  1,614,475   $    857,840
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS A                                              JULY 31, 2010       ------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007       2006
Net asset value, beginning of period                     $3.90            $2.82        $6.19       $8.40      $8.97       $8.21
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01              .02          .03         .04        .01         .01
Net gains (losses) (both realized and
 unrealized)                                               .32             1.09        (2.20)       (.62)       .64        1.44
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .33             1.11        (2.17)       (.58)       .65        1.45
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.03)        (.05)       (.01)        --          --
Distributions from realized gains                           --             (.00)(a)    (1.15)      (1.62)     (1.22)       (.69)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.03)       (1.20)      (1.63)     (1.22)       (.69)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.23            $3.90        $2.82       $6.19      $8.40       $8.97
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.46%           39.19%      (36.94%)     (7.64%)     7.55%      18.33%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.05%(c)         1.08%        1.04%        .93%       .92%        .93%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                              .73%(c)          .73%         .74%        .77%       .81%        .92%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .47%(c)          .69%         .60%        .46%       .29%        .20%
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $336             $329         $281        $587       $835        $884
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18%              41%          23%         14%        11%         14%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS B                                              JULY 31, 2010       ------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007       2006
Net asset value, beginning of period                     $3.13            $2.27        $5.29       $7.48      $8.17       $7.59
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)            (.00)(a)     (.01)       (.02)        --        (.02)
Net gains (losses) (both realized and
 unrealized)                                               .27              .86        (1.85)       (.55)       .53        1.29
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .26              .86        (1.86)       (.57)       .53        1.27
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --               --         (.01)         --         --          --
Distributions from realized gains                           --             (.00)(a)    (1.15)      (1.62)     (1.22)       (.69)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.00)(a)    (1.16)      (1.62)     (1.22)       (.69)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.39            $3.13        $2.27       $5.29      $7.48       $8.17
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.31%           37.89%      (37.42%)     (8.40%)     6.81%      17.45%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.82%(c)         1.85%        1.80%       1.69%      1.68%       1.70%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                             1.50%(c)         1.50%        1.50%       1.53%      1.58%       1.68%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.30%)(c)        (.06%)       (.17%)      (.27%)     (.47%)      (.57%)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $28              $44          $51        $127       $230        $353
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18%              41%          23%         14%        11%         14%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED JAN. 31,
CLASS R4                                             JULY 31, 2010       ------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007       2006
Net asset value, beginning of period                     $4.04            $2.93        $6.36       $8.59      $9.12       $8.32
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01              .03          .04         .05        .02         .01
Net gains (losses) (both realized and
 unrealized)                                               .35             1.11        (2.26)       (.65)       .67        1.48
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .36             1.14        (2.22)       (.60)       .69        1.49
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.03)        (.06)       (.01)        --          --
Distributions from realized gains                           --             (.00)(a)    (1.15)      (1.62)     (1.22)       (.69)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.03)       (1.21)      (1.63)     (1.22)       (.69)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.40            $4.04        $2.93       $6.36      $8.59       $9.12
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.91%           38.95%      (36.71%)     (7.68%)     7.87%      18.57%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .83%(c)          .79%         .83%        .78%       .75%        .76%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                              .58%(c)          .58%         .62%        .67%       .64%        .75%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .62%(c)          .82%         .73%        .56%       .46%        .36%
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $7               $7           $4          $8        $10         $11
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18%              41%          23%         14%        11%         14%
-------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to less than $0.01 per share.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances. For the year ended Jan. 31, 2008, the ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.76% for Class A, 1.52% for Class B and 0.66% for Class R4.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JULY 31, 2010)

1. ORGANIZATION

RiverSource Small Company Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Effective Sept. 7, 2010, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except that (i) dividend and /or capital gain distributions may continue to be reinvested in Class B shares of the Fund and (ii) shareholders invested in Class B shares of the Fund may exchange those shares for Class B shares of other Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds offering such shares.

- Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments,
LLC) (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The Fair Value of a security is likely to be different from the quoted or published price, if available.


--------------------------------------------------------------------------------
36  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the income dividend.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


--------------------------------------------------------------------------------
38  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JULY 31, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
                                                      Net assets --
                                                      unrealized
                                                      depreciation on
Equity contracts     N/A                      N/A     investments            $10,693*
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JULY 31, 2010


AMOUNT OF REALIZED GAIN(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                   $189,077
-----------------------------------------------------------------




  CHANGE IN UNREALIZED APPRECIATION(DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                   $137,464
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts outstanding was approximately $4.6 million at July 31, 2010. The monthly average gross notional amount for long contracts was $4.1 million for the six months ended July 31, 2010. The fair value of such contracts at July 31, 2010 is set forth in the table above.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% as the Fund's net assets increase. The management fee for the six months ended July 31, 2010 was 0.36% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended July 31, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended July 31, 2010, other expenses paid to this company were $215.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund paid the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A and $20.50 for Class B for this service. The Transfer Agent also charged an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A and Class B shares. The Fund also paid the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

--------------------------------------------------------------------------------
40  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The Transfer Agent charged an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. The Transfer Agent also received reimbursement for certain out-of-pocket expenses. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATIVE SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund paid an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B shares. For Class B shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,427,000 for Class B shares. This amount is based on the most recent information available as of April 30, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $98,623 for Class A and $7,272 for Class B for the six months ended July 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended July 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A..............................................  0.73%
Class B..............................................  1.50
Class R4.............................................  0.58




--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $130,883
Class B...........................................    17,348
Class R4..........................................       289


The management fees waived/reimbursed at the Fund level were $481,245.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.73%
Class B..............................................  1.50
Class R4.............................................  0.58


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $69,235,597 and $108,230,227, respectively, for the six months ended July 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JULY 31, 2010   JAN. 31, 2010
----------------------------------------------------------------------
CLASS A
Sold                                       1,596,439        6,382,692
Converted from Class B*                    3,451,695        3,346,668
Reinvested distributions                          --          543,790
Redeemed                                  (9,974,922)     (25,294,707)
----------------------------------------------------------------------
Net increase (decrease)                   (4,926,788)     (15,021,557)
----------------------------------------------------------------------



--------------------------------------------------------------------------------
42  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                       SIX MONTHS ENDED    YEAR ENDED
                                         JULY 31, 2010   JAN. 31, 2010
----------------------------------------------------------------------
CLASS B
Sold                                         249,312          997,371
Reinvested distributions                          --              130
Converted to Class A*                     (4,306,981)      (4,168,860)
Redeemed                                  (1,704,465)      (5,175,195)
----------------------------------------------------------------------
Net increase (decrease)                   (5,762,134)      (8,346,554)
----------------------------------------------------------------------

CLASS R4
Sold                                         619,943          793,782
Reinvested distributions                          --           12,399
Redeemed                                    (555,822)        (656,262)
----------------------------------------------------------------------
Net increase (decrease)                       64,121          149,919
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At July 31, 2010, securities valued at $89,741,689 were on loan, secured by cash collateral of $92,430,577 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $255,951 earned from securities lending for the six months ended July 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use of certain funds managed by the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $26,838,356 and $25,770,654, respectively, for the six months ended July 31, 2010. The income distributions received with respect to the Fund's investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in Columbia Short-Term Cash Fund at July 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per

--------------------------------------------------------------------------------
44  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended July 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $41,195,692 at Jan. 31, 2010, that if not offset by capital gains will expire in 2018.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Jan. 31, 2010, the Fund had a post-October loss of $2,013,759 that is treated for income tax purposes as occurring on Feb. 1, 2010.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board of Directors of RiverSource Small Company Index Fund has approved in principle the proposed merger of the Fund into Columbia Small Cap Index

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Fund. It is currently anticipated that a Special Meeting of Shareholders will be held during the first half of 2011 to vote on the proposal.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any

--------------------------------------------------------------------------------
46  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all funds branded Columbia, RiverSource, Seligman and Threadneedle.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's proposed revised expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors, including in an executive session without management, various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

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48  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the legacy RiverSource Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various legacy RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the legacy RiverSource Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the legacy RiverSource Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the

--------------------------------------------------------------------------------
50  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2010 SEMIANNUAL REPORT  51

RIVERSOURCE SMALL COMPANY INDEX FUND
P.O. Box 8081
Boston, MA 02266-8081

COLUMBIAMANAGEMENT.COM


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. The Fund is distributed by Columbia
                                Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6361 R (9/10)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Market Advantage Series, Inc.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date October 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date October 7, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 7, 2010